UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Semiannual Report

March 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0509
1.831586.102

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Consumer Discretionary	.0025%
Actual		$ 1,000.00	$ 750.70	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01
Consumer Staples	.0140%
Actual		$ 1,000.00	$ 782.20	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .07
Energy	.0062%
Actual		$ 1,000.00	$ 608.80	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .03
Financials	.0073%
Actual		$ 1,000.00	$ 548.10	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.90	$ .04
Health Care	.0114%
Actual		$ 1,000.00	$ 813.30	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.87	$ .06
Industrials	.0050%
Actual		$ 1,000.00	$ 640.30	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .03
Information Technology	.0144%
Actual		$ 1,000.00	$ 776.60	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.86	$ .07
Materials	.0101%
Actual		$ 1,000.00	$ 730.80	$ .04
HypotheticalA		$ 1,000.00	$ 1,024.88	$ .05
Telecom Services	.0043%
Actual		$ 1,000.00	$ 864.20	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02
Utilities	.0045%
Actual		$ 1,000.00	$ 799.10	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .02

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	7.9	6.6
Lowe's Companies, Inc.	7.3	5.8
Target Corp.	7.0	6.9
Comcast Corp. Class A	4.9	4.8
Home Depot, Inc.	4.2	1.2
The Walt Disney Co.	3.9	3.2
Staples, Inc.	3.6	3.1
Time Warner, Inc.	3.4	5.7
Amazon.com, Inc.	2.9	2.5
Costco Wholesale Corp.	2.5	1.0
	47.6
Top Industries (% of fund's net assets)
As of March 31, 2009
Specialty Retail 25.7%
Media 22.0%
Hotels, Restaurants & Leisure 18.8%
Multiline Retail 7.6%
Textiles, Apparel & Luxury Goods 6.8%
All Others* 19.1%

As of September 30, 2008
Media 29.9%
Specialty Retail 23.1%
Hotels, Restaurants & Leisure 15.3%
Multiline Retail 7.8%
Textiles, Apparel & Luxury Goods 6.2%
All Others* 17.7%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
Gentex Corp.	260,200	$ 2,591,592
AUTOMOBILES - 0.0%
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	2,300	30,797
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	1,656,000	3,888,703
DIVERSIFIED CONSUMER SERVICES - 3.8%
Education Services - 3.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	118,000	9,242,940
Princeton Review, Inc. (a)	202,478	880,779
Strayer Education, Inc.	18,000	3,237,660
		13,361,379
Specialized Consumer Services - 0.6%
Coinstar, Inc. (a)	75,400	2,470,104
TOTAL DIVERSIFIED CONSUMER SERVICES		15,831,483
FOOD & STAPLES RETAILING - 4.3%
Food Retail - 1.0%
Susser Holdings Corp. (a)	330,560	4,442,726
Hypermarkets & Super Centers - 3.3%
Costco Wholesale Corp.	226,300	10,482,216
Wal-Mart Stores, Inc.	61,200	3,188,520
		13,670,736
TOTAL FOOD & STAPLES RETAILING		18,113,462
HOTELS, RESTAURANTS & LEISURE - 18.8%
Casinos & Gaming - 3.3%
Bally Technologies, Inc. (a)	97,700	1,799,634
International Game Technology	363,400	3,350,548
Las Vegas Sands Corp. unit	20,900	1,048,484
Penn National Gaming, Inc. (a)	187,100	4,518,465
WMS Industries, Inc. (a)	150,900	3,155,319
Wynn Resorts Ltd. (a)	100	1,997
		13,874,447
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Hotels, Resorts & Cruise Lines - 1.9%
Carnival Corp. unit	376,500	$ 8,132,400
Restaurants - 13.6%
Brinker International, Inc.	163,300	2,465,830
Burger King Holdings, Inc.	271,000	6,219,450
Darden Restaurants, Inc.	171,600	5,879,016
Jack in the Box, Inc. (a)	73,800	1,718,802
McDonald's Corp.	601,458	32,821,564
P.F. Chang's China Bistro, Inc. (a)	68,300	1,562,704
Sonic Corp. (a)	381,200	3,819,624
Wendy's/Arby's Group, Inc.	427,300	2,149,319
		56,636,309
TOTAL HOTELS, RESTAURANTS & LEISURE		78,643,156
HOUSEHOLD DURABLES - 2.1%
Homebuilding - 1.7%
Centex Corp.	163,600	1,227,000
Lennar Corp. Class A	164,400	1,234,644
Pulte Homes, Inc.	296,300	3,238,559
Toll Brothers, Inc. (a)	77,900	1,414,664
		7,114,867
Household Appliances - 0.4%
Whirlpool Corp.	58,200	1,722,138
TOTAL HOUSEHOLD DURABLES		8,837,005
INTERNET & CATALOG RETAIL - 2.9%
Internet Retail - 2.9%
Amazon.com, Inc. (a)	163,700	12,022,128
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	18,700	6,508,722
LEISURE EQUIPMENT & PRODUCTS - 1.1%
Leisure Products - 1.1%
Hasbro, Inc.	189,374	4,747,606
MEDIA - 22.0%
Advertising - 2.4%
Interpublic Group of Companies, Inc. (a)	761,000	3,135,320
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Advertising - continued
Lamar Advertising Co. Class A (a)(d)	104,600	$ 1,019,850
Omnicom Group, Inc.	254,600	5,957,640
		10,112,810
Broadcasting - 1.2%
Grupo Televisa SA de CV (CPO) sponsored ADR	377,400	5,147,736
Cable & Satellite - 9.6%
Comcast Corp. Class A	1,509,850	20,594,354
Liberty Media Corp. - Entertainment Class A (a)	149,000	2,972,550
The DIRECTV Group, Inc. (a)	445,300	10,148,387
Time Warner Cable, Inc. (d)	218,449	5,417,535
Virgin Media, Inc.	185,900	892,320
		40,025,146
Movies & Entertainment - 7.9%
Ascent Media Corp. (a)	23,700	592,500
News Corp. Class A	300,724	1,990,793
The Walt Disney Co.	891,000	16,180,560
Time Warner, Inc.	742,266	14,325,734
		33,089,587
Publishing - 0.9%
McGraw-Hill Companies, Inc.	158,200	3,618,034
TOTAL MEDIA		91,993,313
MULTILINE RETAIL - 7.6%
Department Stores - 0.6%
Nordstrom, Inc. (d)	140,200	2,348,350
General Merchandise Stores - 7.0%
Target Corp.	852,381	29,313,383
TOTAL MULTILINE RETAIL		31,661,733
SPECIALTY RETAIL - 25.7%
Apparel Retail - 4.6%
Abercrombie & Fitch Co. Class A	95,000	2,261,000
Citi Trends, Inc. (a)	220,501	5,047,268
Ross Stores, Inc.	195,100	7,000,188
Urban Outfitters, Inc. (a)	152,900	2,502,973
Zumiez, Inc. (a)	244,153	2,368,284
		19,179,713
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Automotive Retail - 3.1%
Advance Auto Parts, Inc.	205,500	$ 8,441,940
AutoZone, Inc. (a)	26,700	4,341,954
		12,783,894
Computer & Electronics Retail - 0.6%
Best Buy Co., Inc.	100	3,796
Gamestop Corp. Class A (a)	95,100	2,664,702
		2,668,498
Home Improvement Retail - 12.4%
Home Depot, Inc.	744,200	17,533,352
Lowe's Companies, Inc.	1,682,400	30,703,800
Lumber Liquidators, Inc. (a)	159,904	2,038,776
Sherwin-Williams Co.	31,600	1,642,252
		51,918,180
Homefurnishing Retail - 0.3%
Williams-Sonoma, Inc.	100,400	1,012,032
Specialty Stores - 4.7%
PetSmart, Inc.	151,837	3,182,504
Sally Beauty Holdings, Inc. (a)	254,800	1,447,264
Staples, Inc.	836,012	15,140,177
		19,769,945
TOTAL SPECIALTY RETAIL		107,332,262
TEXTILES, APPAREL & LUXURY GOODS - 6.8%
Apparel, Accessories & Luxury Goods - 2.7%
Coach, Inc. (a)	174,000	2,905,800
G-III Apparel Group Ltd. (a)	198,936	1,098,127
Hanesbrands, Inc. (a)	207,500	1,985,775
Polo Ralph Lauren Corp. Class A	47,500	2,006,875
VF Corp.	59,400	3,392,334
		11,388,911
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 4.1%
Iconix Brand Group, Inc. (a)	785,305	$ 6,949,949
NIKE, Inc. Class B	212,900	9,982,881
		16,932,830
TOTAL TEXTILES, APPAREL & LUXURY GOODS		28,321,741
TOTAL COMMON STOCKS (Cost $544,309,886)		410,523,703
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.52% (b)	6,847,518	6,847,518
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	4,295,450	4,295,450
TOTAL MONEY MARKET FUNDS (Cost $11,142,968)		11,142,968
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $555,452,854)		421,666,671
NET OTHER ASSETS - (0.9)%		(3,807,033)
NET ASSETS - 100%		$ 417,859,638
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 39,300
Fidelity Securities Lending Cash Central Fund	244,946
Total	$ 284,246
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 421,666,671	$ 420,618,187	$ 1,048,484	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,160,825) - See accompanying schedule: Unaffiliated issuers (cost $544,309,886)	$ 410,523,703
Fidelity Central Funds (cost $11,142,968)	11,142,968
Total Investments (cost $555,452,854)		$ 421,666,671
Foreign currency held at value (cost $3)		3
Receivable for investments sold		2,364,342
Receivable for fund shares sold		58,181
Dividends receivable		234,116
Distributions receivable from Fidelity Central Funds		15,885
Total assets		424,339,198

Liabilities
Payable for investments purchased	$ 1,914,347
Payable for fund shares redeemed	267,540
Other payables and accrued expenses	2,223
Collateral on securities loaned, at value	4,295,450
Total liabilities		6,479,560

Net Assets		$ 417,859,638
Net Assets consist of:
Paid in capital		$ 551,645,959
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(133,786,321)
Net Assets, for 6,083,237 shares outstanding		$ 417,859,638
Net Asset Value, offering price and redemption price per share ($417,859,638 ÷ 6,083,237 shares)		$ 68.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,114,126
Income from Fidelity Central Funds (including $244,946 from security lending)		284,246
Total income		4,398,372

Expenses
Custodian fees and expenses	$ 5,123
Independent directors' compensation	1,474
Total expenses before reductions	6,597
Expense reductions	(1,715)	4,882
Net investment income (loss)		4,393,490
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(67,200,638)
Foreign currency transactions	112
Total net realized gain (loss)		(67,200,526)
Change in net unrealized appreciation (depreciation) on: Investment securities	(72,996,644)
Assets and liabilities in foreign currencies	(2,297)
Total change in net unrealized appreciation (depreciation)		(72,998,941)
Net gain (loss)		(140,199,467)
Net increase (decrease) in net assets resulting from operations		$ (135,805,977)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,393,490	$ 9,965,424
Net realized gain (loss)	(67,200,526)	(58,829,095)
Change in net unrealized appreciation (depreciation)	(72,998,941)	(110,261,559)
Net increase (decrease) in net assets resulting from operations	(135,805,977)	(159,125,230)
Distributions to partners from net investment income	(4,292,362)	(9,089,713)
Affiliated share transactions Proceeds from sales of shares	28,633,826	17,789,224
Reinvestment of distributions	4,292,319	3,819,650
Cost of shares redeemed	(5,693,851)	(36,210,148)
Net increase (decrease) in net assets resulting from share transactions	27,232,294	(14,601,274)
Total increase (decrease) in net assets	(112,866,045)	(182,816,217)

Net Assets
Beginning of period	530,725,683	713,541,900
End of period	$ 417,859,638	$ 530,725,683
Other Information Shares
Sold	368,624	170,035
Issued in reinvestment of distributions	62,578	39,314
Redeemed	(88,825)	(330,897)
Net increase (decrease)	342,377	(121,548)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 92.45	$ 121.71	$ 114.48	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.73	1.71	1.68 H	.19
Net realized and unrealized gain (loss)	(23.78)	(29.41)	7.33	14.46
Total from investment operations	(23.05)	(27.70)	9.01	14.65
Distributions to partners from net investment income	(.71)	(1.56)	(1.78)	(.17)
Net asset value, end of period	$ 68.69	$ 92.45	$ 121.71	$ 114.48
Total Return B, C	(24.93)%	(22.90)%	7.87%	14.66%
Ratios to Average Net Assets E, J
Expenses before reductions	-% A, G	-% G	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	-% G
Expenses net of all reductions	-% A, G	-% G	-% G	-% G
Net investment income (loss)	2.14% A	1.62%	1.35% H	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 417,860	$ 530,726	$ 713,542	$ 786,815
Portfolio turnover rate F	48% A	62%	110%	15% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.43 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	14.0	16.7
The Coca-Cola Co.	9.2	10.6
PepsiCo, Inc.	9.0	8.8
CVS Caremark Corp.	6.7	5.6
Wal-Mart Stores, Inc.	6.5	4.5
British American Tobacco PLC sponsored ADR	4.1	3.7
Nestle SA (Reg.)	4.1	4.0
Unilever NV (NY Shares)	3.1	0.0
Molson Coors Brewing Co. Class B	3.0	2.0
Anheuser-Busch InBev NV	3.0	0.0
	62.7
Top Industries (% of fund's net assets)
As of March 31, 2009
Beverages 34.1%
Food & Staples Retailing 19.7%
Household Products 16.1%
Food Products 14.4%
Tobacco 8.5%
All Others* 7.2%

As of September 30, 2008
Beverages 32.0%
Household Products 24.1%
Food & Staples Retailing 15.5%
Food Products 14.1%
Tobacco 7.8%
All Others* 6.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
BEVERAGES - 34.1%
Brewers - 6.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	137,148	$ 849,597
Anheuser-Busch InBev NV	466,400	12,850,473
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	31,400	1,499,350
Molson Coors Brewing Co. Class B	387,020	13,267,046
SABMiller PLC	14,300	212,768
		28,679,234
Distillers & Vintners - 4.8%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	993,067	11,817,497
Diageo PLC sponsored ADR	123,200	5,513,200
Pernod Ricard SA	62,920	3,507,733
Remy Cointreau SA	9,800	232,333
		21,070,763
Soft Drinks - 22.7%
Coca-Cola Enterprises, Inc.	641,800	8,465,342
Coca-Cola FEMSA SAB de CV sponsored ADR	62,200	2,118,532
Coca-Cola Icecek AS	254,668	1,202,348
Cott Corp. (a)	639,300	639,072
Dr Pepper Snapple Group, Inc. (a)	175,100	2,960,941
Embotelladora Andina SA sponsored ADR	142,500	2,024,925
Fomento Economico Mexicano SAB de CV sponsored ADR	42,800	1,078,988
Pepsi Bottling Group, Inc.	53,927	1,193,944
PepsiCo, Inc.	761,476	39,200,784
The Coca-Cola Co.	908,800	39,941,760
		98,826,636
TOTAL BEVERAGES		148,576,633
FOOD & STAPLES RETAILING - 19.7%
Drug Retail - 9.4%
CVS Caremark Corp.	1,058,552	29,099,594
Walgreen Co.	457,600	11,879,296
		40,978,890
Food Retail - 3.8%
Kroger Co.	291,800	6,191,996
Safeway, Inc.	526,779	10,635,668
		16,827,664
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Hypermarkets & Super Centers - 6.5%
Wal-Mart Stores, Inc.	542,108	$ 28,243,827
TOTAL FOOD & STAPLES RETAILING		86,050,381
FOOD PRODUCTS - 14.4%
Agricultural Products - 3.3%
Archer Daniels Midland Co.	265,100	7,364,478
Bunge Ltd.	74,328	4,210,681
Corn Products International, Inc.	34,200	725,040
SLC Agricola SA	188,900	1,017,999
Viterra, Inc. (a)	152,100	1,059,493
		14,377,691
Packaged Foods & Meats - 11.1%
Cadbury PLC sponsored ADR	36,404	1,103,041
General Mills, Inc.	62,850	3,134,958
Groupe Danone	32,100	1,562,948
Kraft Foods, Inc. Class A	223,000	4,970,670
Lindt & Spruengli AG (d)	50	812,615
Nestle SA (Reg.)	528,705	17,872,765
Perdigao SA (ON)	73,000	913,011
PureCircle Ltd. (a)	174,100	474,617
Sadia SA ADR (d)	190,300	784,036
Tyson Foods, Inc. Class A	382,121	3,588,116
Unilever NV (NY Shares)	679,900	13,326,040
		48,542,817
TOTAL FOOD PRODUCTS		62,920,508
HOUSEHOLD DURABLES - 0.5%
Housewares & Specialties - 0.5%
Fortune Brands, Inc.	44,500	1,092,475
Newell Rubbermaid, Inc.	174,188	1,111,319
		2,203,794
HOUSEHOLD PRODUCTS - 16.1%
Household Products - 16.1%
Colgate-Palmolive Co.	134,800	7,950,504
Kimberly-Clark Corp.	27,238	1,255,944
Procter & Gamble Co.	1,298,702	61,155,880
		70,362,328
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 2.6%
Personal Products - 2.6%
Avon Products, Inc.	533,750	$ 10,264,013
Mead Johnson Nutrition Co. Class A	40,400	1,166,348
		11,430,361
PHARMACEUTICALS - 1.8%
Pharmaceuticals - 1.8%
Johnson & Johnson	126,279	6,642,275
Perrigo Co.	48,447	1,202,939
		7,845,214
TOBACCO - 8.5%
Tobacco - 8.5%
Altria Group, Inc.	536,100	8,588,322
British American Tobacco PLC sponsored ADR (d)	390,600	17,967,600
Philip Morris International, Inc.	264,200	9,400,236
Souza Cruz Industria Comerico	53,800	1,028,915
		36,985,073
TOTAL COMMON STOCKS (Cost $471,504,083)		426,374,292
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.52% (b)	8,961,665	8,961,665
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	1,632,496	1,632,496
TOTAL MONEY MARKET FUNDS (Cost $10,594,161)		10,594,161
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $482,098,244)		436,968,453
NET OTHER ASSETS - (0.1)%		(606,742)
NET ASSETS - 100%		$ 436,361,711
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,650
Fidelity Securities Lending Cash Central Fund	72,102
Total	$ 127,752
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 436,968,453	$ 436,968,453	$ -	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
United Kingdom	5.7%
Switzerland	4.3%
Netherlands	3.1%
Belgium	3.0%
France	1.2%
Brazil	1.1%
Bermuda	1.1%
Others (individually less than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,630,065) - See accompanying schedule: Unaffiliated issuers (cost $471,504,083)	$ 426,374,292
Fidelity Central Funds (cost $10,594,161)	10,594,161
Total Investments (cost $482,098,244)		$ 436,968,453
Foreign currency held at value (cost $72)		69
Receivable for investments sold		3,572,292
Receivable for fund shares sold		68,725
Dividends receivable		1,813,585
Distributions receivable from Fidelity Central Funds		4,673
Total assets		442,427,797

Liabilities
Payable for investments purchased	$ 4,105,615
Payable for fund shares redeemed	316,225
Other payables and accrued expenses	11,750
Collateral on securities loaned, at value	1,632,496
Total liabilities		6,066,086

Net Assets		$ 436,361,711
Net Assets consist of:
Paid in capital		$ 481,493,578
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(45,131,867)
Net Assets, for 4,916,720 shares outstanding		$ 436,361,711
Net Asset Value, offering price and redemption price per share ($436,361,711 ÷ 4,916,720 shares)		$ 88.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,998,423
Income from Fidelity Central Funds (including $72,102 from security lending)		127,752
Total income		6,126,175

Expenses
Custodian fees and expenses	$ 32,086
Independent directors' compensation	1,613
Total expenses before reductions	33,699
Expense reductions	(1,739)	31,960
Net investment income (loss)		6,094,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,648,492)
Foreign currency transactions	(52,984)
Total net realized gain (loss)		(39,701,476)
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,592,858)
Assets and liabilities in foreign currencies	27,661
Total change in net unrealized appreciation (depreciation)		(86,565,197)
Net gain (loss)		(126,266,673)
Net increase (decrease) in net assets resulting from operations		$ (120,172,458)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,094,215	$ 12,904,727
Net realized gain (loss)	(39,701,476)	7,062,853
Change in net unrealized appreciation (depreciation)	(86,565,197)	(58,557,208)
Net increase (decrease) in net assets resulting from operations	(120,172,458)	(38,589,628)
Distributions to partners from net investment income	(5,999,535)	(12,699,130)
Affiliated share transactions Proceeds from sales of shares	27,778,792	16,720,823
Reinvestment of distributions	5,999,479	5,673,850
Cost of shares redeemed	(6,547,047)	(19,461,729)
Net increase (decrease) in net assets resulting from share transactions	27,231,224	2,932,944
Total increase (decrease) in net assets	(98,940,769)	(48,355,814)

Net Assets
Beginning of period	535,302,480	583,658,294
End of period	$ 436,361,711	$ 535,302,480
Other Information Shares
Sold	270,118	134,806
Issued in reinvestment of distributions	65,235	47,522
Redeemed	(74,371)	(153,199)
Net increase (decrease)	260,982	29,129

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 114.98	$ 126.15	$ 104.59	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.25	2.77	2.43	.39
Net realized and unrealized gain (loss)	(26.25)	(11.21)	21.58	4.58
Total from investment operations	(25.00)	(8.44)	24.01	4.97
Distributions to partners from net investment income	(1.23)	(2.73)	(2.45)	(.38)
Net asset value, end of period	$ 88.75	$ 114.98	$ 126.15	$ 104.59
Total Return B, C	(21.78)%	(6.82)%	23.21%	4.97%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	-% G
Net investment income (loss)	2.67% A	2.23%	2.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 436,362	$ 535,302	$ 583,658	$ 569,589
Portfolio turnover rate F	103% A	59%	93%	10% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Southwestern Energy Co.	5.4	2.3
Occidental Petroleum Corp.	5.3	3.7
Range Resources Corp.	4.6	4.1
Hess Corp.	4.3	3.1
Transocean Ltd.	4.2	0.4
Noble Corp.	4.1	0.0
Petrohawk Energy Corp.	3.5	2.8
Schlumberger Ltd. (NY Shares)	3.1	3.4
Cabot Oil & Gas Corp.	3.0	3.1
Marathon Oil Corp.	2.9	0.5
	40.4
Top Industries (% of fund's net assets)
As of March 31, 2009
Oil, Gas & Consumable Fuels 63.8%
Energy Equipment & Services 31.1%
Electrical Equipment 2.6%
Gas Utilities 1.2%
Construction & Engineering 0.6%
All Others* 0.7%

As of September 30, 2008
Oil, Gas & Consumable Fuels 63.4%
Energy Equipment & Services 27.9%
Electrical Equipment 4.6%
Construction & Engineering 0.5%
Metals & Mining 0.4%
All Others* 3.2%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	13,701	$ 143,312
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	58,558	2,263,852
ELECTRICAL EQUIPMENT - 2.6%
Electrical Components & Equipment - 2.5%
Energy Conversion Devices, Inc. (a)	48,654	645,639
Evergreen Solar, Inc. (a)(d)	233,725	497,834
First Solar, Inc. (a)(d)	34,700	4,604,690
JA Solar Holdings Co. Ltd. ADR (a)(d)	421,900	1,421,803
Q-Cells SE (a)	16,307	317,942
Renewable Energy Corp. AS (a)(d)	63,800	553,396
Sunpower Corp. Class B (a)	87,800	1,738,440
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	39,200	458,248
		10,237,992
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	12,217	535,996
TOTAL ELECTRICAL EQUIPMENT		10,773,988
ENERGY EQUIPMENT & SERVICES - 31.1%
Oil & Gas Drilling - 14.7%
Atwood Oceanics, Inc. (a)	320,855	5,322,984
Helmerich & Payne, Inc.	304,398	6,931,142
Hercules Offshore, Inc. (a)	181,293	286,443
Nabors Industries Ltd. (a)	733,084	7,323,509
Noble Corp.	716,597	17,262,822
Patterson-UTI Energy, Inc.	72,272	647,557
Pride International, Inc. (a)	334,200	6,008,916
Transocean Ltd. (a)	295,775	17,403,401
		61,186,774
Oil & Gas Equipment & Services - 16.4%
Baker Hughes, Inc.	58,000	1,655,900
BJ Services Co.	168,554	1,677,112
Core Laboratories NV	6,000	438,960
Dresser-Rand Group, Inc. (a)	43,600	963,560
Dril-Quip, Inc. (a)	108,859	3,341,971
Exterran Holdings, Inc. (a)	74,995	1,201,420
FMC Technologies, Inc. (a)	105,300	3,303,261
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
Fugro NV (Certificaten Van Aandelen) unit	1,650	$ 52,485
Global Industries Ltd. (a)	361,603	1,388,556
Halliburton Co.	279,000	4,316,130
Helix Energy Solutions Group, Inc. (a)	71,300	366,482
Hornbeck Offshore Services, Inc. (a)	74,447	1,134,572
National Oilwell Varco, Inc. (a)	383,695	11,015,883
Oceaneering International, Inc. (a)	63,430	2,338,664
Oil States International, Inc. (a)	38,000	509,960
Schlumberger Ltd. (NY Shares)	317,578	12,900,018
Smith International, Inc.	101,100	2,171,628
Superior Energy Services, Inc. (a)	162,556	2,095,347
Tenaris SA sponsored ADR	96,000	1,936,320
Tidewater, Inc.	24,536	911,022
TSC Offshore Group Ltd. (a)	1,216,000	117,671
Weatherford International Ltd. (a)	1,072,526	11,872,863
Willbros Group, Inc. (a)	235,899	2,288,220
		67,998,005
TOTAL ENERGY EQUIPMENT & SERVICES		129,184,779
GAS UTILITIES - 1.2%
Gas Utilities - 1.2%
EQT Corp.	50,479	1,581,507
Questar Corp.	112,372	3,307,108
Zhongyu Gas Holdings Ltd. (a)	4,720,000	249,689
		5,138,304
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Cominco Ltd. Class B (sub. vtg.)	56,800	317,696
OIL, GAS & CONSUMABLE FUELS - 63.8%
Coal & Consumable Fuels - 3.9%
Arch Coal, Inc.	278,115	3,718,398
CONSOL Energy, Inc.	165,749	4,183,505
Foundation Coal Holdings, Inc.	314,100	4,507,335
Massey Energy Co.	218,151	2,207,688
Peabody Energy Corp.	62,761	1,571,535
PT Bumi Resources Tbk	2,434,500	170,751
		16,359,212
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 21.5%
Chevron Corp.	112,200	$ 7,544,328
ConocoPhillips	211,818	8,294,793
ENI SpA sponsored ADR	199,900	7,660,168
Exxon Mobil Corp.	55,629	3,788,335
Hess Corp.	330,250	17,899,550
Marathon Oil Corp.	458,900	12,064,481
Occidental Petroleum Corp.	397,600	22,126,440
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	201,500	4,936,750
Suncor Energy, Inc.	224,000	5,000,881
		89,315,726
Oil & Gas Exploration & Production - 30.0%
Anadarko Petroleum Corp.	254,700	9,905,283
Apache Corp.	15,100	967,759
Berry Petroleum Co. Class A	23,429	256,782
Bill Barrett Corp. (a)	29,900	664,976
Cabot Oil & Gas Corp.	523,400	12,336,538
Canadian Natural Resources Ltd.	117,000	4,540,021
Chesapeake Energy Corp.	161,470	2,754,678
Comstock Resources, Inc. (a)	203,553	6,065,879
Concho Resources, Inc. (a)	86,956	2,225,204
Denbury Resources, Inc. (a)	409,800	6,089,628
Devon Energy Corp.	2,400	107,256
EOG Resources, Inc.	969	53,062
EXCO Resources, Inc. (a)	431,847	4,318,470
Forest Oil Corp. (a)	800	10,520
Newfield Exploration Co. (a)	98,226	2,229,730
Noble Energy, Inc.	101,600	5,474,208
Oil Search Ltd.	309,650	1,137,443
OPTI Canada, Inc. (a)	259,700	203,977
Petrobank Energy & Resources Ltd. (a)	22,900	426,042
Petrohawk Energy Corp. (a)	759,100	14,597,493
Plains Exploration & Production Co. (a)	252,232	4,345,957
Range Resources Corp.	467,435	19,239,625
SandRidge Energy, Inc. (a)	219,068	1,443,658
Southwestern Energy Co. (a)	759,900	22,561,433
Talisman Energy, Inc.	4,800	50,839
Ultra Petroleum Corp. (a)	55,200	1,981,128
Whiting Petroleum Corp. (a)	32,100	829,785
		124,817,374
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 7.8%
Frontier Oil Corp.	725,708	$ 9,281,805
Holly Corp.	139,602	2,959,562
Sunoco, Inc.	224,163	5,935,836
Tesoro Corp.	356,865	4,806,972
Valero Energy Corp.	522,200	9,347,380
		32,331,555
Oil & Gas Storage & Transport - 0.6%
El Paso Corp.	267,300	1,670,625
Williams Companies, Inc.	80,473	915,783
		2,586,408
TOTAL OIL, GAS & CONSUMABLE FUELS		265,410,275
TOTAL COMMON STOCKS (Cost $533,886,136)		413,232,206
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.52% (b)	2,844,546	2,844,546
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	6,232,070	6,232,070
TOTAL MONEY MARKET FUNDS (Cost $9,076,616)		9,076,616
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $542,962,752)		422,308,822
NET OTHER ASSETS - (1.6)%		(6,569,493)
NET ASSETS - 100%		$ 415,739,329
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,332
Fidelity Securities Lending Cash Central Fund	112,843
Total	$ 170,175
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 422,308,822	$ 421,000,628	$ 1,308,194	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.8%
Switzerland	11.2%
Netherlands Antilles	3.1%
Canada	3.1%
Italy	1.9%
Brazil	1.2%
Others (individually less than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,968,682) - See accompanying schedule: Unaffiliated issuers (cost $533,886,136)	$ 413,232,206
Fidelity Central Funds (cost $9,076,616)	9,076,616
Total Investments (cost $542,962,752)		$ 422,308,822
Receivable for investments sold		5,006,330
Receivable for fund shares sold		76,211
Dividends receivable		347,928
Distributions receivable from Fidelity Central Funds		14,396
Total assets		427,753,687

Liabilities
Payable to custodian bank	$ 946
Payable for investments purchased	5,355,346
Payable for fund shares redeemed	350,651
Other payables and accrued expenses	75,345
Collateral on securities loaned, at value	6,232,070
Total liabilities		12,014,358

Net Assets		$ 415,739,329
Net Assets consist of:
Paid in capital		$ 536,462,945
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(120,723,616)
Net Assets, for 6,220,500 shares outstanding		$ 415,739,329
Net Asset Value, offering price and redemption price per share ($415,739,329 ÷ 6,220,500 shares)		$ 66.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,525,739
Income from Fidelity Central Funds (including $112,843 from security lending)		170,175
Total income		2,695,914

Expenses
Custodian fees and expenses	$ 13,680
Independent directors' compensation	1,600
Total expenses before reductions	15,280
Expense reductions	(1,874)	13,406
Net investment income (loss)		2,682,508
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(207,336,988)
Foreign currency transactions	(69,002)
Total net realized gain (loss)		(207,405,990)
Change in net unrealized appreciation (depreciation) on: Investment securities	(39,906,790)
Assets and liabilities in foreign currencies	4,509
Total change in net unrealized appreciation (depreciation)		(39,902,281)
Net gain (loss)		(247,308,271)
Net increase (decrease) in net assets resulting from operations		$ (244,625,763)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,682,508	$ 6,221,005
Net realized gain (loss)	(207,405,990)	131,040,114
Change in net unrealized appreciation (depreciation)	(39,902,281)	(278,415,916)
Net increase (decrease) in net assets resulting from operations	(244,625,763)	(141,154,797)
Distributions to partners from net investment income	(2,552,073)	(6,159,006)
Affiliated share transactions Proceeds from sales of shares	100,449,371	22,064,048
Reinvestment of distributions	375,044	3,830
Cost of shares redeemed	(6,537,413)	(46,214,945)
Net increase (decrease) in net assets resulting from share transactions	94,287,002	(24,147,067)
Total increase (decrease) in net assets	(152,890,834)	(171,460,870)

Net Assets
Beginning of period	568,630,163	740,091,033
End of period	$ 415,739,329	$ 568,630,163
Other Information Shares
Sold	1,164,849	153,630
Issued in reinvestment of distributions	5,578	25
Redeemed	(96,988)	(275,359)
Net increase (decrease)	1,073,439	(121,704)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 I

Selected Per-Share Data
Net asset value, beginning of period	$ 110.48	$ 140.47	$ 97.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.43	1.18	1.22 H	.29
Net realized and unrealized gain (loss)	(43.67)	(29.99)	43.31	(2.85)
Total from investment operations	(43.24)	(28.81)	44.53	(2.56)
Distributions to partners from net investment income	(.41)	(1.18)	(1.22)	(.28)
Net asset value, end of period	$ 66.83	$ 110.48	$ 140.47	$ 97.16
Total Return B, C	(39.12)%	(20.73)%	46.10%	(2.57)%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	.01%	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	-% G	-% G
Expenses net of all reductions	.01% A	.01%	-% G	-% G
Net investment income (loss)	1.22% A	.80%	1.05% H	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415,739	$ 568,630	$ 740,091	$ 616,182
Portfolio turnover rate F	198% A	108%	52%	12% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
The First American Corp.	5.5	0.0
Fidelity National Financial, Inc. Class A	5.1	0.0
BM&F BOVESPA SA	4.5	0.0
MetLife, Inc.	4.1	2.3
Everest Re Group Ltd.	4.1	2.9
IntercontinentalExchange, Inc.	4.1	0.0
Citigroup, Inc.	3.8	5.3
Deutsche Bank AG (NY Shares)	3.8	0.0
Franklin Resources, Inc.	3.8	1.6
Deutsche Boerse AG	3.6	0.6
	42.4
Top Industries (% of fund's net assets)
As of March 31, 2009
Capital Markets 27.3%
Insurance 24.6%
Diversified Financial Services 22.5%
Commercial Banks 8.3%
Consumer Finance 3.7%
All Others* 13.6%

As of September 30, 2008
Diversified Financial Services 23.4%
Insurance 21.3%
Commercial Banks 19.7%
Capital Markets 18.0%
Real Estate Investment Trusts 5.5%
All Others* 12.1%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CAPITAL MARKETS - 27.3%
Asset Management & Custody Banks - 17.2%
Bank of New York Mellon Corp.	399,500	$ 11,285,875
Bank Sarasin & Co. Ltd. Series B (Reg.)	243,344	5,119,994
BlackRock, Inc. Class A	39,300	5,110,572
EFG International	970,610	7,239,286
Franklin Resources, Inc.	337,665	18,190,014
GLG Partners, Inc. (d)	92,600	262,984
Janus Capital Group, Inc.	263,500	1,752,275
Julius Baer Holding Ltd.	182,093	4,479,139
Legg Mason, Inc.	915,142	14,550,758
Och-Ziff Capital Management Group LLC Class A	211,200	1,281,984
T. Rowe Price Group, Inc.	453,331	13,083,133
		82,356,014
Diversified Capital Markets - 3.8%
Deutsche Bank AG (NY Shares)	449,100	18,255,915
Investment Banking & Brokerage - 6.3%
Evercore Partners, Inc. Class A	214,322	3,311,275
GFI Group, Inc.	3,009,024	9,658,967
Goldman Sachs Group, Inc.	12,300	1,304,046
Lazard Ltd. Class A	160,000	4,704,000
MF Global Ltd. (a)	920,374	3,893,182
Morgan Stanley	186,900	4,255,713
Nomura Holdings, Inc.	621,300	3,151,384
		30,278,567
TOTAL CAPITAL MARKETS		130,890,496
COMMERCIAL BANKS - 8.3%
Diversified Banks - 0.6%
KB Financial Group, Inc. ADR (a)(d)	15,600	378,300
Wells Fargo & Co.	166,700	2,373,808
		2,752,108
Regional Banks - 7.7%
Bank of Hawaii Corp.	137,719	4,541,973
Cathay General Bancorp (d)	87,900	916,797
Glacier Bancorp, Inc.	592,317	9,305,300
Huntington Bancshares, Inc. (d)	638,300	1,059,578
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
KeyCorp	1,704,563	$ 13,414,911
Umpqua Holdings Corp. (d)	865,367	7,840,225
		37,078,784
TOTAL COMMERCIAL BANKS		39,830,892
CONSUMER FINANCE - 3.7%
Consumer Finance - 3.7%
American Express Co.	345,000	4,702,350
Capital One Financial Corp.	336,602	4,120,008
Dollar Financial Corp. (a)	716,637	6,822,384
Promise Co. Ltd. (d)	134,300	2,126,551
		17,771,293
DIVERSIFIED FINANCIAL SERVICES - 22.5%
Other Diversified Financial Services - 7.2%
Bank of America Corp.	254,487	1,735,601
Citigroup, Inc. (d)	7,254,230	18,353,202
JPMorgan Chase & Co.	539,600	14,342,568
		34,431,371
Specialized Finance - 15.3%
BM&F BOVESPA SA	7,022,300	21,343,917
CME Group, Inc.	58,200	14,339,898
Deutsche Boerse AG	287,400	17,322,014
IntercontinentalExchange, Inc. (a)	262,000	19,511,140
JSE Ltd.	109,300	513,335
		73,030,304
TOTAL DIVERSIFIED FINANCIAL SERVICES		107,461,675
INSURANCE - 24.6%
Insurance Brokers - 0.1%
National Financial Partners Corp.	100,000	320,000
Life & Health Insurance - 5.5%
MetLife, Inc.	878,154	19,995,567
Prudential Financial, Inc.	71,200	1,354,224
Unum Group	417,400	5,217,500
		26,567,291
Multi-Line Insurance - 0.1%
Hartford Financial Services Group, Inc.	68,080	534,428
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - 12.8%
Fidelity National Financial, Inc. Class A	1,257,792	$ 24,539,522
MBIA, Inc. (a)(d)	73,400	336,172
The First American Corp.	989,817	26,240,048
United America Indemnity Ltd. Class A (a)	75,400	303,108
XL Capital Ltd. Class A	1,792,000	9,784,320
		61,203,170
Reinsurance - 6.1%
Everest Re Group Ltd.	279,388	19,780,670
Validus Holdings Ltd. (d)	403,716	9,559,995
		29,340,665
TOTAL INSURANCE		117,965,554
INTERNET SOFTWARE & SERVICES - 2.1%
Internet Software & Services - 2.1%
China Finance Online Co. Ltd. ADR (a)	1,150,425	10,077,723
IT SERVICES - 2.9%
Data Processing & Outsourced Services - 2.9%
CyberSource Corp. (a)	84,931	1,257,828
MasterCard, Inc. Class A	23,700	3,969,276
MoneyGram International, Inc. (a)	1,904,481	2,247,288
Visa, Inc.	114,400	6,360,640
		13,835,032
PROFESSIONAL SERVICES - 1.8%
Research & Consulting Services - 1.8%
First Advantage Corp. Class A (a)	621,721	8,567,315
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Mortgage REITs - 0.1%
Chimera Investment Corp.	79,100	265,776
Residential REITs - 0.1%
UDR, Inc.	77,209	664,769
Retail REITs - 0.1%
Developers Diversified Realty Corp.	141,000	300,330
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,230,875
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
Diversified Real Estate Activities - 0.5%
Mitsubishi Estate Co. Ltd.	201,000	$ 2,279,863
Real Estate Development - 1.6%
Xinyuan Real Estate Co. Ltd. ADR (a)(d)	2,103,578	7,867,382
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		10,147,245
SOFTWARE - 3.3%
Application Software - 3.3%
EPIQ Systems, Inc. (a)	878,371	15,837,029
SPECIALTY RETAIL - 0.2%
Home Improvement Retail - 0.2%
Home Depot, Inc.	29,600	697,376
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	543,828	30,182
TOTAL COMMON STOCKS (Cost $502,323,333)		474,342,687
Convertible Preferred Stocks - 0.1%

COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50%	100	35,655
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	225,600	243,648
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $585,932)		279,303
Money Market Funds - 10.7%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	30,723,304	$ 30,723,304
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	20,746,215	20,746,215
TOTAL MONEY MARKET FUNDS (Cost $51,469,519)		51,469,519
TOTAL INVESTMENT PORTFOLIO - 109.9% (Cost $554,378,784)		526,091,509
NET OTHER ASSETS - (9.9)%		(47,300,382)
NET ASSETS - 100%		$ 478,791,127
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 141,602
Fidelity Securities Lending Cash Central Fund	1,113,056
Total	$ 1,254,658
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 526,091,509	$ 518,254,408	$ 7,837,101	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.2%
Bermuda	7.9%
Germany	7.4%
Brazil	4.5%
Switzerland	3.5%
Hong Kong	2.1%
Cayman Islands	1.7%
Japan	1.5%
Others (individually less than 1%)	0.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,584,802) - See accompanying schedule: Unaffiliated issuers (cost $502,909,265)	$ 474,621,990
Fidelity Central Funds (cost $51,469,519)	51,469,519
Total Investments (cost $554,378,784)		$ 526,091,509
Receivable for investments sold		3,301,462
Receivable for fund shares sold		74,854
Dividends receivable		573,363
Distributions receivable from Fidelity Central Funds		546,563
Total assets		530,587,751

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	30,695,827
Payable for fund shares redeemed	344,689
Other payables and accrued expenses	9,881
Collateral on securities loaned, at value	20,746,215
Total liabilities		51,796,624

Net Assets		$ 478,791,127
Net Assets consist of:
Paid in capital		$ 507,074,252
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(28,283,125)
Net Assets, for 13,522,560 shares outstanding		$ 478,791,127
Net Asset Value, offering price and redemption price per share ($478,791,127 ÷ 13,522,560 shares)		$ 35.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 8,324,980
Interest		1,449
Income from Fidelity Central Funds (including $1,113,056 from security lending)		1,254,658
Total income		9,581,087

Expenses
Custodian fees and expenses	$ 20,807
Independent directors' compensation	2,119
Interest	34
Total expenses before reductions	22,960
Expense reductions	(2,411)	20,549
Net investment income (loss)		9,560,538
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(450,870,840)
Investment not meeting investment restrictions	(2,933)
Foreign currency transactions	(104,837)
Payment from investment advisor for loss on investment not meeting investment restrictions	2,933
Total net realized gain (loss)		(450,975,677)
Change in net unrealized appreciation (depreciation) on: Investment securities	49,683,725
Assets and liabilities in foreign currencies	4,728
Total change in net unrealized appreciation (depreciation)		49,688,453
Net gain (loss)		(401,287,224)
Net increase (decrease) in net assets resulting from operations		$ (391,726,686)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,560,538	$ 31,059,470
Net realized gain (loss)	(450,975,677)	(311,212,521)
Change in net unrealized appreciation (depreciation)	49,654,453	(235,491,814)
Net increase (decrease) in net assets resulting from operations	(391,726,686)	(515,644,865)
Distributions to partners from net investment income	(10,536,127)	(32,890,411)
Affiliated share transactions Proceeds from sales of shares	48,711,127	45,410,729
Reinvestment of distributions	10,536,051	11,219,440
Cost of shares redeemed	(7,300,146)	(3,898,602)
Net increase (decrease) in net assets resulting from share transactions	51,947,032	52,731,567
Total increase (decrease) in net assets	(350,315,781)	(495,803,709)

Net Assets
Beginning of period	829,106,908	1,324,910,617
End of period	$ 478,791,127	$ 829,106,908
Other Information Shares
Sold	879,066	523,609
Issued in reinvestment of distributions	258,785	161,714
Redeemed	(203,301)	(48,595)
Net increase (decrease)	934,550	636,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 65.86	$ 110.86	$ 107.96	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.72	2.54	2.56	.47
Net realized and unrealized gain (loss)	(30.38)	(44.85)	2.87	7.95
Total from investment operations	(29.66)	(42.31)	5.43	8.42
Distributions to partners from net investment income	(.79)	(2.69)	(2.53)	(.46)
Net asset value, end of period	$ 35.41	$ 65.86	$ 110.86	$ 107.96
Total Return B, C	(45.19)%	(38.65)%	5.01%	8.43%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	-% G	-% G	-% G
Expenses net of fee waivers, if any	.01% A	-% G	-% G	-% G
Expenses net of all reductions	.01% A	-% G	-% G	-% G
Net investment income (loss)	3.35% A	2.96%	2.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 478,791	$ 829,107	$ 1,324,911	$ 1,531,468
Portfolio turnover rate F	313% A	53%	35%	4% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Medco Health Solutions, Inc.	6.0	1.6
Schering-Plough Corp.	5.8	0.0
Wyeth	5.3	5.1
Merck & Co., Inc.	4.9	0.0
Allergan, Inc.	4.8	1.3
Gilead Sciences, Inc.	4.1	0.0
Covidien Ltd.	3.5	5.5
Pfizer, Inc.	3.4	3.0
Baxter International, Inc.	3.4	4.0
Biogen Idec, Inc.	3.0	1.0
	44.2
Top Industries (% of fund's net assets)
As of March 31, 2009
Pharmaceuticals 34.0%
Health Care Equipment & Supplies 18.3%
Health Care Providers & Services 16.6%
Biotechnology 16.3%
Life Sciences Tools & Services 8.0%
All Others* 6.8%

As of September 30, 2008
Health Care Equipment & Supplies 23.6%
Pharmaceuticals 19.8%
Biotechnology 17.9%
Health Care Providers & Services 13.8%
Life Sciences Tools & Services 12.3%
All Others* 12.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
BIOTECHNOLOGY - 16.3%
Biotechnology - 16.3%
Alexion Pharmaceuticals, Inc. (a)	116,318	$ 4,380,536
Alkermes, Inc. (a)	88,700	1,075,931
Alnylam Pharmaceuticals, Inc. (a)	72,063	1,372,080
Amgen, Inc. (a)	335,562	16,617,030
Biogen Idec, Inc. (a)	324,601	17,015,584
BioMarin Pharmaceutical, Inc. (a)(d)	308,471	3,809,617
Celgene Corp. (a)	63,302	2,810,609
Cephalon, Inc. (a)	8,900	606,090
Cougar Biotechnology, Inc. (a)	11,226	361,477
Genzyme Corp. (a)	76,413	4,538,168
Gilead Sciences, Inc. (a)	508,697	23,562,845
GTx, Inc. (a)	82,500	872,850
Momenta Pharmaceuticals, Inc. (a)	89,190	981,982
Myriad Genetics, Inc. (a)	107,200	4,874,384
ONYX Pharmaceuticals, Inc. (a)	35,852	1,023,575
OSI Pharmaceuticals, Inc. (a)	74,800	2,861,848
Theravance, Inc. (a)	94,526	1,606,942
United Therapeutics Corp. (a)	69,800	4,613,082
		92,984,630
CHEMICALS - 0.8%
Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co.	52,400	4,354,440
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc. Class A (a)	387,500	592,875
Stewart Enterprises, Inc. Class A	387,120	1,254,269
		1,847,144
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Other Diversified Financial Services - 0.0%
MBF Healthcare Acquisition Corp. warrants 4/16/11 (a)	56,107	561
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
CVS Caremark Corp.	156,232	4,294,818
HEALTH CARE EQUIPMENT & SUPPLIES - 18.3%
Health Care Equipment - 15.2%
Baxter International, Inc.	382,049	19,568,550
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Boston Scientific Corp. (a)	381,138	$ 3,030,047
C.R. Bard, Inc.	131,905	10,515,467
Conceptus, Inc. (a)	152,459	1,791,393
Covidien Ltd.	593,102	19,714,710
Edwards Lifesciences Corp. (a)	96,782	5,867,893
Electro-Optical Sciences, Inc. (a)(d)	68,545	298,171
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	18,650	66,012
ev3, Inc. (a)	196,333	1,393,964
Hospira, Inc. (a)	115,902	3,576,736
Kinetic Concepts, Inc. (a)	52,197	1,102,401
Masimo Corp. (a)	222,900	6,459,642
Medtronic, Inc.	63,500	1,871,345
Micrus Endovascular Corp. (a)	118,155	705,385
NuVasive, Inc. (a)	111,300	3,492,594
Orthofix International NV (a)	13,200	244,464
St. Jude Medical, Inc. (a)	177,556	6,450,609
Wright Medical Group, Inc. (a)	76,143	992,143
		87,141,526
Health Care Supplies - 3.1%
Align Technology, Inc. (a)	174,586	1,384,467
Cooper Companies, Inc.	243,797	6,445,993
DENTSPLY International, Inc.	50,830	1,364,786
InfuSystems Holdings, Inc. (a)	539,000	1,228,920
Inverness Medical Innovations, Inc. (a)	213,020	5,672,723
RTI Biologics, Inc. (a)	471,400	1,343,490
		17,440,379
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		104,581,905
HEALTH CARE PROVIDERS & SERVICES - 16.6%
Health Care Distributors & Services - 1.0%
Henry Schein, Inc. (a)	122,700	4,909,227
Profarma Distribuidora de Produtos Farmaceuticos SA	540,200	1,082,962
		5,992,189
Health Care Facilities - 1.5%
Hanger Orthopedic Group, Inc. (a)	253,177	3,354,595
Sun Healthcare Group, Inc. (a)	120,505	1,017,062
Universal Health Services, Inc. Class B	104,800	4,018,032
		8,389,689
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - 10.6%
Express Scripts, Inc. (a)	326,265	$ 15,063,655
Fresenius Medical Care AG & Co. KGaA sponsored ADR	69,500	2,689,650
Genoptix, Inc. (a)	36,300	990,264
Health Grades, Inc. (a)	491,846	1,003,366
Laboratory Corp. of America Holdings (a)	83,400	4,878,066
LHC Group, Inc. (a)	67,800	1,510,584
Medco Health Solutions, Inc. (a)	830,522	34,333,781
Rural/Metro Corp. (a)	101,500	87,290
		60,556,656
Managed Health Care - 3.5%
Health Net, Inc. (a)	214,700	3,108,856
Humana, Inc. (a)	183,218	4,778,325
UnitedHealth Group, Inc.	417,989	8,748,510
WellPoint, Inc. (a)	94,600	3,591,962
		20,227,653
TOTAL HEALTH CARE PROVIDERS & SERVICES		95,166,187
HEALTH CARE TECHNOLOGY - 2.5%
Health Care Technology - 2.5%
Allscripts Healthcare Solutions, Inc.	203,335	2,092,317
athenahealth, Inc. (a)	160,892	3,879,106
Cerner Corp. (a)(d)	170,500	7,496,885
MedAssets, Inc. (a)	50,700	722,475
		14,190,783
LIFE SCIENCES TOOLS & SERVICES - 8.0%
Life Sciences Tools & Services - 8.0%
AMAG Pharmaceuticals, Inc. (a)	48,817	1,795,001
Bruker BioSciences Corp. (a)	321,084	1,977,877
Illumina, Inc. (a)(d)	357,280	13,305,107
Life Technologies Corp. (a)	138,800	4,508,224
Millipore Corp. (a)	105,800	6,073,978
QIAGEN NV (a)	713,001	11,379,496
Waters Corp. (a)	177,594	6,562,098
		45,601,781
PHARMACEUTICALS - 33.6%
Pharmaceuticals - 33.6%
Abbott Laboratories	283,482	13,522,091
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Allergan, Inc.	580,628	$ 27,730,793
Auxilium Pharmaceuticals, Inc. (a)	33,600	931,392
Bristol-Myers Squibb Co.	114,598	2,511,988
Cadence Pharmaceuticals, Inc. (a)	177,860	1,668,327
Johnson & Johnson	280,379	14,747,935
Medicines Co. (a)	165,252	1,791,332
Merck & Co., Inc.	1,047,670	28,025,173
Merck KGaA (d)	43,500	3,845,472
Optimer Pharmaceuticals, Inc. (a)	104,358	1,376,482
Pfizer, Inc.	1,441,107	19,627,877
Roche Holding AG (participation certificate)	40,592	5,570,122
Schering-Plough Corp.	1,398,457	32,933,662
Teva Pharmaceutical Industries Ltd. sponsored ADR	129,579	5,837,534
Wyeth	700,173	30,135,446
XenoPort, Inc. (a)	96,251	1,863,419
		192,119,045
TOTAL COMMON STOCKS (Cost $568,084,780)		555,141,294
Convertible Preferred Stocks - 0.2%

PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50% (Cost $851,824)	1,400	1,205,750
Nonconvertible Bonds - 0.2%
	Principal Amount
PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Elan Finance PLC/Elan Finance Corp. 5.2344% 11/15/11 (e) (Cost $1,311,089)	$ 1,721,000	1,394,010
Money Market Funds - 4.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	15,793,783	$ 15,793,783
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	10,012,040	10,012,040
TOTAL MONEY MARKET FUNDS (Cost $25,805,823)		25,805,823
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $596,053,516)		583,546,877
NET OTHER ASSETS - (2.0)%		(11,665,207)
NET ASSETS - 100%		$ 571,881,670
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $66,012 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 19
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,872
Fidelity Securities Lending Cash Central Fund	95,040
Total	$ 199,912
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 583,546,877	$ 580,880,544	$ 2,665,772	$ 561
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(11,468)
Total Unrealized Gain (Loss)	(9,028)
Cost of Purchases	-
Proceeds of Sales	(1,371)
Amortization/Accretion	-
Transfer in/out of Level 3	22,428
Ending Balance	$ 561

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,830,459) - See accompanying schedule: Unaffiliated issuers (cost $570,247,693)	$ 557,741,054
Fidelity Central Funds (cost $25,805,823)	25,805,823
Total Investments (cost $596,053,516)		$ 583,546,877
Foreign currency held at value (cost $402)		374
Receivable for investments sold		9,806,827
Receivable for fund shares sold		87,410
Dividends receivable		670,140
Interest receivable		11,260
Distributions receivable from Fidelity Central Funds		43,092
Other receivables		58,556
Total assets		594,224,536

Liabilities
Payable for investments purchased	$ 11,907,829
Payable for fund shares redeemed	402,179
Other payables and accrued expenses	20,818
Collateral on securities loaned, at value	10,012,040
Total liabilities		22,342,866

Net Assets		$ 571,881,670
Net Assets consist of:
Paid in capital		$ 584,404,077
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(12,522,407)
Net Assets, for 7,120,903 shares outstanding		$ 571,881,670
Net Asset Value, offering price and redemption price per share ($571,881,670 ÷ 7,120,903 shares)		$ 80.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,738,536
Interest		126,968
Income from Fidelity Central Funds (including $95,040 from security lending)		199,912
Total income		5,065,416

Expenses
Custodian fees and expenses	$ 32,309
Independent directors' compensation	2,005
Total expenses before reductions	34,314
Expense reductions	(2,246)	32,068
Net investment income (loss)		5,033,348
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(139,141,117)
Foreign currency transactions	(101,149)
Total net realized gain (loss)		(139,242,266)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $8,453)	5,873,892
Assets and liabilities in foreign currencies	(2,145)
Total change in net unrealized appreciation (depreciation)		5,871,747
Net gain (loss)		(133,370,519)
Net increase (decrease) in net assets resulting from operations		$ (128,337,171)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,033,348	$ 7,574,760
Net realized gain (loss)	(139,242,266)	(7,035,174)
Change in net unrealized appreciation (depreciation)	5,871,747	(128,360,833)
Net increase (decrease) in net assets resulting from operations	(128,337,171)	(127,821,247)
Distributions to partners from net investment income	(4,822,951)	(7,538,792)
Affiliated share transactions Proceeds from sales of shares	40,422,839	22,144,127
Reinvestment of distributions	4,822,916	2,802,162
Cost of shares redeemed	(8,377,081)	(21,514,742)
Net increase (decrease) in net assets resulting from share transactions	36,868,674	3,431,547
Total increase (decrease) in net assets	(96,291,448)	(131,928,492)

Net Assets
Beginning of period	668,173,118	800,101,610
End of period	$ 571,881,670	$ 668,173,118
Other Information Shares
Sold	459,148	195,831
Issued in reinvestment of distributions	61,595	26,414
Redeemed	(107,826)	(201,483)
Net increase (decrease)	412,917	20,762

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 99.61	$ 119.65	$ 106.16	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.71	1.13	1.41	.35
Net realized and unrealized gain (loss)	(19.33)	(20.05)	13.52	6.15
Total from investment operations	(18.62)	(18.92)	14.93	6.50
Distributions to partners from net investment income	(.68)	(1.12)	(1.44)	(.34)
Net asset value, end of period	$ 80.31	$ 99.61	$ 119.65	$ 106.16
Total Return B, C	(18.67)%	(15.90)%	14.18%	6.50%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	-% G
Net investment income (loss)	1.77% A	1.01%	1.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 571,882	$ 668,173	$ 800,102	$ 860,466
Portfolio turnover rate F	243% A	137%	113%	27% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	8.3	11.0
United Technologies Corp.	6.7	5.4
Union Pacific Corp.	5.2	4.2
Honeywell International, Inc.	5.0	4.9
Danaher Corp.	4.1	3.1
Lockheed Martin Corp.	3.1	3.2
Deere & Co.	2.9	1.9
Cummins, Inc.	2.9	2.9
3M Co.	2.8	0.0
AMETEK, Inc.	2.5	1.3
	43.5
Top Industries (% of fund's net assets)
As of March 31, 2009
Aerospace & Defense 22.3%
Machinery 17.1%
Industrial Conglomerates 15.3%
Road & Rail 12.0%
Electrical Equipment 10.7%
All Others* 22.6%

As of September 30, 2008
Aerospace & Defense 20.1%
Machinery 19.5%
Industrial Conglomerates 16.5%
Electrical Equipment 9.2%
Air Freight & Logistics 9.1%
All Others* 25.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 22.3%
Aerospace & Defense - 22.3%
Alliant Techsystems, Inc. (a)	34,900	$ 2,337,602
Goodrich Corp.	120,700	4,573,323
Honeywell International, Inc.	774,370	21,573,948
Lockheed Martin Corp.	196,000	13,529,880
Precision Castparts Corp.	106,400	6,373,360
Raytheon Co.	253,075	9,854,741
Stanley, Inc. (a)	42,700	1,084,153
The Boeing Co.	242,500	8,628,150
United Technologies Corp.	678,700	29,170,526
		97,125,683
AIR FREIGHT & LOGISTICS - 5.8%
Air Freight & Logistics - 5.8%
C.H. Robinson Worldwide, Inc.	123,500	5,632,835
FedEx Corp.	176,600	7,856,934
United Parcel Service, Inc. Class B	184,900	9,100,778
UTI Worldwide, Inc.	238,200	2,846,490
		25,437,037
AUTO COMPONENTS - 2.6%
Auto Parts & Equipment - 0.9%
Johnson Controls, Inc.	303,400	3,640,800
Tires & Rubber - 1.7%
The Goodyear Tire & Rubber Co. (a)	1,204,400	7,539,544
TOTAL AUTO COMPONENTS		11,180,344
BUILDING PRODUCTS - 1.9%
Building Products - 1.9%
Masco Corp.	1,062,300	7,414,854
Owens Corning (a)	104,680	946,307
		8,361,161
CHEMICALS - 1.6%
Specialty Chemicals - 1.6%
Albemarle Corp.	69,300	1,508,661
Nalco Holding Co.	253,836	3,317,637
W.R. Grace & Co. (a)	325,000	2,054,000
		6,880,298
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Diversified Support Services - 0.5%
Cintas Corp.	87,200	$ 2,155,584
Environmental & Facility Services - 0.7%
Republic Services, Inc.	176,266	3,022,962
Office Services & Supplies - 0.4%
United Stationers, Inc. (a)	65,400	1,836,432
TOTAL COMMERCIAL SERVICES & SUPPLIES		7,014,978
CONSTRUCTION MATERIALS - 0.3%
Construction Materials - 0.3%
Martin Marietta Materials, Inc. (d)	14,200	1,126,060
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	102,701	2,321,043
ELECTRICAL EQUIPMENT - 10.7%
Electrical Components & Equipment - 10.1%
Acuity Brands, Inc.	155,500	3,504,970
AMETEK, Inc.	342,950	10,724,047
Cooper Industries Ltd. Class A	300,600	7,773,516
Emerson Electric Co.	222,180	6,349,904
Ener1, Inc. (a)(d)	284,048	1,468,528
Energy Conversion Devices, Inc. (a)(d)	109,099	1,447,744
Regal-Beloit Corp.	145,537	4,459,254
Rockwell Automation, Inc.	282,200	6,163,248
Saft Groupe SA	80,800	2,178,485
		44,069,696
Heavy Electrical Equipment - 0.6%
Vestas Wind Systems AS (a)	57,300	2,513,920
TOTAL ELECTRICAL EQUIPMENT		46,583,616
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)(d)	42,927	2,032,593
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
Centex Corp.	156,000	1,170,000
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 15.3%
Industrial Conglomerates - 15.3%
3M Co.	248,200	$ 12,340,504
General Electric Co.	3,576,996	36,163,429
Siemens AG sponsored ADR (d)	108,365	6,173,554
Textron, Inc.	401,200	2,302,888
Tyco International Ltd.	503,475	9,847,971
		66,828,346
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
NCI, Inc. Class A (a)	13,400	348,400
MACHINERY - 17.1%
Construction & Farm Machinery & Heavy Trucks - 10.4%
Cummins, Inc.	500,118	12,728,003
Deere & Co.	387,800	12,746,986
Navistar International Corp. (a)	222,800	7,454,888
PACCAR, Inc.	378,400	9,747,584
Toro Co. (d)	100,629	2,433,209
		45,110,670
Industrial Machinery - 6.7%
Briggs & Stratton Corp.	72,600	1,197,900
Danaher Corp.	328,400	17,805,848
Graco, Inc.	116,300	1,985,241
Ingersoll-Rand Co. Ltd. Class A	174,200	2,403,960
Parker Hannifin Corp.	169,800	5,769,804
		29,162,753
TOTAL MACHINERY		74,273,423
MARINE - 0.3%
Marine - 0.3%
Safe Bulkers, Inc.	119,600	377,936
Ultrapetrol (Bahamas) Ltd. (a)	370,579	1,000,563
		1,378,499
PAPER & FOREST PRODUCTS - 0.5%
Forest Products - 0.5%
Weyerhaeuser Co.	85,500	2,357,235
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - 1.7%
Human Resource & Employment Services - 0.8%
Manpower, Inc.	114,600	$ 3,613,338
Research & Consulting Services - 0.9%
Equifax, Inc.	154,500	3,777,525
TOTAL PROFESSIONAL SERVICES		7,390,863
ROAD & RAIL - 12.0%
Railroads - 8.6%
CSX Corp.	170,700	4,412,595
Genesee & Wyoming, Inc. Class A (a)	63,100	1,340,875
Kansas City Southern (a)	5,800	73,718
Norfolk Southern Corp.	270,900	9,142,875
Union Pacific Corp.	545,600	22,429,616
		37,399,679
Trucking - 3.4%
Con-way, Inc.	145,600	2,610,608
Heartland Express, Inc.	87,100	1,289,951
Landstar System, Inc.	42,100	1,409,087
Old Dominion Freight Lines, Inc. (a)	171,345	4,024,894
Ryder System, Inc.	188,000	5,322,280
		14,656,820
TOTAL ROAD & RAIL		52,056,499
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Trading Companies & Distributors - 2.2%
Rush Enterprises, Inc. Class A (a)	615,662	5,491,705
W.W. Grainger, Inc.	49,800	3,494,964
WESCO International, Inc. (a)	43,600	790,032
		9,776,701
TRANSPORTATION INFRASTRUCTURE - 1.0%
Marine Ports & Services - 1.0%
Aegean Marine Petroleum Network, Inc.	267,300	4,477,275
TOTAL COMMON STOCKS (Cost $555,878,405)		428,120,054
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $122,020)	$ 6,300,000	$ 63,000
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	4,617,904	4,617,904
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	10,796,950	10,796,950
TOTAL MONEY MARKET FUNDS (Cost $15,414,854)		15,414,854
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $571,415,279)		443,597,908
NET OTHER ASSETS - (1.9)%		(8,130,433)
NET ASSETS - 100%		$ 435,467,475
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,748
Fidelity Securities Lending Cash Central Fund	76,784
Total	$ 185,532
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 443,597,908	$ 443,534,908	$ -	$ 63,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 78,750
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	44,320
Cost of Purchases	-
Proceeds of Sales	(60,070)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 63,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,606,147) - See accompanying schedule: Unaffiliated issuers (cost $556,000,425)	$ 428,183,054
Fidelity Central Funds (cost $15,414,854)	15,414,854
Total Investments (cost $571,415,279)		$ 443,597,908
Foreign currency held at value (cost $49)		48
Receivable for investments sold		20,953,542
Receivable for fund shares sold		63,103
Dividends receivable		725,830
Distributions receivable from Fidelity Central Funds		12,353
Total assets		465,352,784

Liabilities
Payable for investments purchased	$ 18,792,389
Payable for fund shares redeemed	290,485
Other payables and accrued expenses	5,485
Collateral on securities loaned, at value	10,796,950
Total liabilities		29,885,309

Net Assets		$ 435,467,475
Net Assets consist of:
Paid in capital		$ 563,293,145
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(127,825,670)
Net Assets, for 6,523,880 shares outstanding		$ 435,467,475
Net Asset Value, offering price and redemption price per share ($435,467,475 ÷ 6,523,880 shares)		$ 66.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,978,574
Income from Fidelity Central Funds (including $76,784 from security lending)		185,532
Total income		6,164,106

Expenses
Custodian fees and expenses	$ 11,870
Independent directors' compensation	1,737
Total expenses before reductions	13,607
Expense reductions	(1,831)	11,776
Net investment income (loss)		6,152,330
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(168,179,018)
Foreign currency transactions	29,724
Total net realized gain (loss)		(168,149,294)
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,243,761)
Assets and liabilities in foreign currencies	(2,901)
Total change in net unrealized appreciation (depreciation)		(75,246,662)
Net gain (loss)		(243,395,956)
Net increase (decrease) in net assets resulting from operations		$ (237,243,626)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,152,330	$ 11,921,801
Net realized gain (loss)	(168,149,294)	2,919,191
Change in net unrealized appreciation (depreciation)	(75,246,662)	(176,363,907)
Net increase (decrease) in net assets resulting from operations	(237,243,626)	(161,522,915)
Distributions to partners from net investment income	(5,629,428)	(11,860,873)
Affiliated share transactions Proceeds from sales of shares	54,041,931	21,737,305
Reinvestment of distributions	5,629,389	4,996,307
Cost of shares redeemed	(6,228,887)	(47,486,516)
Net increase (decrease) in net assets resulting from share transactions	53,442,433	(20,752,904)
Total increase (decrease) in net assets	(189,430,621)	(194,136,692)

Net Assets
Beginning of period	624,898,096	819,034,788
End of period	$ 435,467,475	$ 624,898,096
Other Information Shares
Sold	618,529	175,711
Issued in reinvestment of distributions	81,066	41,089
Redeemed	(96,200)	(355,430)
Net increase (decrease)	603,395	(138,630)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 105.55	$ 135.17	$ 106.63	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.95	1.98	1.84	.42
Net realized and unrealized gain (loss)	(38.88)	(29.63)	28.51	6.62
Total from investment operations	(37.93)	(27.65)	30.35	7.04
Distributions to partners from net investment income	(.87)	(1.97)	(1.81)	(.41)
Net asset value, end of period	$ 66.75	$ 105.55	$ 135.17	$ 106.63
Total Return B, C	(35.97)%	(20.68)%	28.69%	7.04%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	.01%	-% G	-% G
Expenses net of fee waivers, if any	.01% A	-% G	-% G	-% G
Expenses net of all reductions	-% A, G	-% G	-% G	-% G
Net investment income (loss)	2.60% A	1.57%	1.53%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 435,467	$ 624,898	$ 819,035	$ 751,701
Portfolio turnover rate F	165% A	109%	92%	7% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	7.4	0.0
QUALCOMM, Inc.	5.8	3.0
Microsoft Corp.	4.9	1.1
Apple, Inc.	4.7	11.5
Google, Inc. Class A (sub. vtg.)	3.8	0.5
Starent Networks Corp.	2.5	2.2
Visa, Inc.	2.1	1.9
ASML Holding NV (NY Shares)	1.9	0.8
Micron Technology, Inc.	1.6	0.5
Cadence Design Systems, Inc.	1.4	0.2
	36.1
Top Industries (% of fund's net assets)
As of March 31, 2009
Semiconductors & Semiconductor Equipment 26.3%
Software 17.8%
Computers & Peripherals 16.5%
Communications Equipment 13.5%
Internet Software & Services 7.7%
All Others* 18.2%

As of September 30, 2008
Computers & Peripherals 19.4%
Semiconductors & Semiconductor Equipment 17.3%
Software 16.4%
Communications Equipment 15.9%
Electronic Equipment & Components 6.2%
All Others* 24.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 13.5%
Communications Equipment - 13.5%
ADC Telecommunications, Inc. (a)	425,500	$ 1,867,945
Aruba Networks, Inc. (a)	13,100	41,134
AudioCodes Ltd. (a)	636,600	738,456
Brocade Communications Systems, Inc. (a)	444,500	1,533,525
Ciena Corp. (a)(d)	209,810	1,632,322
Cisco Systems, Inc. (a)	101,900	1,708,863
Cogo Group, Inc. (a)	44,165	295,022
CommScope, Inc. (a)	119,000	1,351,840
Comverse Technology, Inc. (a)	740,100	4,248,174
Delta Networks, Inc.	7,139,000	1,611,939
F5 Networks, Inc. (a)	128,702	2,696,307
Harris Stratex Networks, Inc. Class A (a)	98,216	378,132
Infinera Corp. (a)	160,000	1,184,000
Juniper Networks, Inc. (a)	150,800	2,271,048
Motorola, Inc.	663,000	2,804,490
Nice Systems Ltd. sponsored ADR (a)	16,100	400,246
Palm, Inc. (a)(d)	231,900	1,998,978
Polycom, Inc. (a)	89,900	1,383,561
Powerwave Technologies, Inc. (a)	677,800	402,613
QUALCOMM, Inc.	1,017,300	39,583,143
Research In Motion Ltd. (a)	77,000	3,316,391
Riverbed Technology, Inc. (a)	100	1,308
Sandvine Corp. (a)	2,267,800	1,349,399
Sandvine Corp. (U.K.) (a)	1,156,000	655,158
Sonus Networks, Inc. (a)	320,433	503,080
Starent Networks Corp. (a)	1,047,312	16,558,003
ZTE Corp. (H Shares)	157,000	639,105
		91,154,182
COMPUTERS & PERIPHERALS - 16.5%
Computer Hardware - 14.2%
3PAR, Inc. (a)	8,200	53,874
Apple, Inc. (a)	302,000	31,746,240
Dell, Inc. (a)	912,300	8,648,604
Hewlett-Packard Co.	1,563,400	50,122,603
NCR Corp. (a)	201,100	1,598,745
Stratasys, Inc. (a)	203,000	1,678,810
Sun Microsystems, Inc. (a)	323,950	2,371,314
		96,220,190
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Storage & Peripherals - 2.3%
China Digital TV Holding Co. Ltd. ADR	2,100	$ 14,133
EMC Corp. (a)	506,100	5,769,540
NetApp, Inc. (a)	83,900	1,245,076
Quanta Storage, Inc.	300,000	255,488
Seagate Technology	1,134,600	6,818,946
Synaptics, Inc. (a)(d)	57,050	1,526,658
		15,629,841
TOTAL COMPUTERS & PERIPHERALS		111,850,031
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	79,500	460,305
MasTec, Inc. (a)	28,200	340,938
		801,243
ELECTRIC UTILITIES - 0.0%
Electric Utilities - 0.0%
Enernoc, Inc. (a)(d)	11,000	159,940
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.2%
centrotherm photovoltaics AG (a)	3,300	85,028
Energy Conversion Devices, Inc. (a)	39,000	517,530
First Solar, Inc. (a)	10,300	1,366,810
General Cable Corp. (a)(d)	147,400	2,921,468
JA Solar Holdings Co. Ltd. ADR (a)	149,800	504,826
Neo-Neon Holdings Ltd.	3,517,000	630,754
Q-Cells SE (a)	2,500	48,743
Sunpower Corp. Class B (a)	36,024	713,275
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	62,500	730,625
Yingli Green Energy Holding Co. Ltd. ADR (a)(d)	35,200	211,904
		7,730,963
Heavy Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	643,000	920,888
TOTAL ELECTRICAL EQUIPMENT		8,651,851
ELECTRONIC EQUIPMENT & COMPONENTS - 6.1%
Electronic Components - 1.0%
Amphenol Corp. Class A	105,800	3,014,242
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
DTS, Inc. (a)	50,500	$ 1,215,030
Everlight Electronics Co. Ltd.	1,087,395	1,999,512
Vishay Intertechnology, Inc. (a)	125,900	438,132
		6,666,916
Electronic Equipment & Instruments - 0.9%
China Security & Surveillance Technology, Inc. (a)(d)	475,600	1,826,304
Chroma ATE, Inc.	2,499,238	1,822,783
Digital Ally, Inc. (a)	273,900	428,654
FLIR Systems, Inc. (a)	42,100	862,208
National Instruments Corp.	36,100	673,265
Test Research, Inc.	133,288	65,986
		5,679,200
Electronic Manufacturing Services - 1.4%
Flextronics International Ltd. (a)	1,258,800	3,637,932
Jabil Circuit, Inc.	121,400	674,984
Ju Teng International Holdings Ltd. (a)	2,000,000	601,255
Molex, Inc.	57,600	791,424
Multi-Fineline Electronix, Inc. (a)	50,000	842,000
Trimble Navigation Ltd. (a)	114,540	1,750,171
TTM Technologies, Inc. (a)	58,600	339,880
Tyco Electronics Ltd.	92,000	1,015,680
		9,653,326
Technology Distributors - 2.8%
Anixter International, Inc. (a)	23,600	747,648
Arrow Electronics, Inc. (a)	125,800	2,397,748
Avnet, Inc. (a)	181,700	3,181,567
Brightpoint, Inc. (a)	79,300	339,404
Digital China Holdings Ltd. (H Shares)	4,394,000	1,836,869
Ingram Micro, Inc. Class A (a)	448,100	5,663,984
Synnex Technology International Corp.	854,000	1,078,353
Tech Data Corp. (a)	31,500	686,070
WPG Holding Co. Ltd.	4,895,000	3,166,207
		19,097,850
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		41,097,292
ENERGY EQUIPMENT & SERVICES - 0.1%
Oil & Gas Equipment & Services - 0.1%
IHS, Inc. Class A (a)	15,800	650,644
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.6%
China Medical Technologies, Inc. sponsored ADR (d)	153,100	$ 2,108,187
Golden Meditech Co. Ltd. (a)	1,532,000	225,339
I-Flow Corp. (a)	95,200	347,480
Mingyuan Medicare Development Co. Ltd.	18,460,000	1,107,536
		3,788,542
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	800	19,288
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	11,300	309,620
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)(d)	18,500	88,209
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
CSR Ltd.	310,343	259,494
INTERNET & CATALOG RETAIL - 1.3%
Internet Retail - 1.3%
Amazon.com, Inc. (a)	37,300	2,739,312
Expedia, Inc. (a)	257,200	2,335,376
Priceline.com, Inc. (a)(d)	44,400	3,497,832
		8,572,520
INTERNET SOFTWARE & SERVICES - 7.7%
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	38,900	754,660
Alibaba.com Ltd. (a)	13,000	11,943
Baidu.com, Inc. sponsored ADR (a)	22,800	4,026,480
comScore, Inc. (a)	34,000	411,060
eBay, Inc. (a)	259,000	3,253,040
Equinix, Inc. (a)(d)	62,200	3,492,530
Google, Inc. Class A (sub. vtg.) (a)	74,300	25,860,858
LivePerson, Inc. (a)	943,900	2,142,653
NetEase.com, Inc. sponsored ADR (a)	42,300	1,135,755
Omniture, Inc. (a)	5,800	76,502
Openwave Systems, Inc. (a)	88,100	85,457
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Rackspace Hosting, Inc.	47,900	$ 358,771
SAVVIS, Inc.	25,800	159,702
Sohu.com, Inc. (a)(d)	118,700	4,903,497
Switch & Data Facilities Co., Inc. (a)	33,100	290,287
Tencent Holdings Ltd.	278,600	2,063,318
VeriSign, Inc. (a)	31,000	584,970
Vocus, Inc. (a)	10,000	132,900
Yahoo!, Inc. (a)	192,700	2,468,487
		52,212,870
IT SERVICES - 3.8%
Data Processing & Outsourced Services - 3.1%
CyberSource Corp. (a)	30,500	451,705
Lender Processing Services, Inc.	90,800	2,779,388
MasterCard, Inc. Class A	20,600	3,450,088
Visa, Inc.	257,900	14,339,240
WNS Holdings Ltd. sponsored ADR (a)	31,900	165,880
		21,186,301
IT Consulting & Other Services - 0.7%
CACI International, Inc. Class A (a)	14,200	518,158
China Information Security Technology, Inc. (a)	100,000	316,000
Cognizant Technology Solutions Corp. Class A (a)	32,900	683,991
SAIC, Inc. (a)	65,500	1,222,885
Satyam Computer Services Ltd. sponsored ADR (d)	53,300	83,681
Yucheng Technologies Ltd. (a)	244,150	1,555,236
		4,379,951
TOTAL IT SERVICES		25,566,252
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. (a)	8,000	285,360
MACHINERY - 0.4%
Industrial Machinery - 0.4%
China Fire & Security Group, Inc. (a)	91,700	720,762
Meyer Burger Technology AG (a)	3,400	348,274
Shin Zu Shing Co. Ltd.	352,347	1,225,193
Toshiba Machine Co. Ltd.	129,000	383,366
		2,677,595
Common Stocks - continued
	Shares	Value
MEDIA - 2.0%
Advertising - 1.9%
AirMedia Group, Inc. ADR (a)	226,600	$ 949,454
Focus Media Holding Ltd. ADR (a)(d)	475,900	3,236,120
SinoMedia Holding Ltd.	150,000	20,902
VisionChina Media, Inc. ADR (a)(d)	1,324,900	8,545,605
		12,752,081
Cable & Satellite - 0.1%
Virgin Media, Inc.	194,400	933,120
TOTAL MEDIA		13,685,201
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	10,500	21,242
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	71,300	324,415
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 25.7%
Semiconductor Equipment - 8.6%
Aixtron AG	212,600	1,098,399
Amkor Technology, Inc. (a)	1,492,700	4,000,436
Applied Materials, Inc.	125,100	1,344,825
ASM International NV (NASDAQ) (a)(d)	36,000	297,000
ASML Holding NV (NY Shares) (d)	750,300	13,137,753
ATMI, Inc. (a)	47,000	725,210
Axcelis Technologies, Inc. (a)	1,374,800	522,424
Cymer, Inc. (a)	308,900	6,876,114
FormFactor, Inc. (a)	123,400	2,223,668
Global Unichip Corp.	167,000	733,255
Inotera Memories, Inc. (a)	2,535,000	1,004,737
Lam Research Corp. (a)	195,800	4,458,366
LTX-Credence Corp. (a)	839,372	235,024
MEMC Electronic Materials, Inc. (a)	157,500	2,597,175
MKS Instruments, Inc. (a)	116,400	1,707,588
Photronics, Inc. (a)	160,700	154,272
Tessera Technologies, Inc. (a)	661,674	8,846,581
Varian Semiconductor Equipment Associates, Inc. (a)	269,100	5,828,706
Verigy Ltd. (a)	320,500	2,644,125
		58,435,658
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - 17.1%
Advanced Micro Devices, Inc. (a)	552,700	$ 1,685,735
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,431,900	3,594,069
ANADIGICS, Inc. (a)	89,100	184,437
Analog Devices, Inc.	62,400	1,202,448
Applied Micro Circuits Corp. (a)	24,594	119,527
ARM Holdings PLC sponsored ADR	753,400	3,330,028
Atheros Communications, Inc. (a)	92,400	1,354,584
Atmel Corp. (a)	1,681,800	6,104,934
AuthenTec, Inc. (a)	69,650	103,082
Cavium Networks, Inc. (a)	715,491	8,256,766
Cree, Inc. (a)	182,700	4,298,931
CSR PLC (a)(d)	268,100	942,441
Cypress Semiconductor Corp. (a)	433,600	2,935,472
Diodes, Inc. (a)	41,000	435,010
Elan Microelectronics Corp.	264,000	241,167
Epistar Corp.	1,640,000	2,464,712
Fairchild Semiconductor International, Inc. (a)	962,400	3,589,752
Hynix Semiconductor, Inc. (a)	43,770	396,714
Infineon Technologies AG sponsored ADR (a)	357,500	403,975
Integrated Device Technology, Inc. (a)	33,500	152,425
Intel Corp.	4,600	69,230
International Rectifier Corp. (a)	364,800	4,928,448
Intersil Corp. Class A	177,100	2,036,650
Kinsus Interconnect Technology Corp.	400,000	506,262
LSI Corp. (a)	631,900	1,920,976
Marvell Technology Group Ltd. (a)	839,400	7,688,904
MediaTek, Inc.	73,000	686,224
Micrel, Inc.	84,300	593,472
Microchip Technology, Inc. (d)	96,900	2,053,311
Micron Technology, Inc. (a)(d)	2,687,900	10,912,874
Microsemi Corp. (a)	144,600	1,677,360
Monolithic Power Systems, Inc. (a)	129,600	2,008,800
National Semiconductor Corp.	465,000	4,775,550
Netlogic Microsystems, Inc. (a)	83,700	2,300,076
NVIDIA Corp. (a)	501,300	4,942,818
O2Micro International Ltd. sponsored ADR (a)	20,000	68,400
Omnivision Technologies, Inc. (a)	232,800	1,564,416
PMC-Sierra, Inc. (a)	544,600	3,474,548
Power Integrations, Inc.	31,600	543,520
Powertech Technology, Inc.	464,000	836,800
Radiant Opto-Electronics Corp.	50,000	43,613
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Realtek Semiconductor Corp.	16,000	$ 20,981
RF Micro Devices, Inc. (a)	1,534,300	2,040,619
Samsung Electronics Co. Ltd.	9,781	4,068,152
Semtech Corp. (a)	38,200	509,970
Silicon Image, Inc. (a)	125,000	300,000
Silicon Laboratories, Inc. (a)	27,200	718,080
Silicon Motion Technology Corp. sponsored ADR (a)(d)	110,500	307,190
Siliconware Precision Industries Co. Ltd. sponsored ADR	114,002	661,212
SiRF Technology Holdings, Inc. (a)	837,100	1,925,330
Skyworks Solutions, Inc. (a)	515,200	4,152,512
Standard Microsystems Corp. (a)	125,200	2,328,720
Supertex, Inc. (a)	5,000	115,500
Taiwan Semiconductor Manufacturing Co. Ltd.	1,164,000	1,763,065
TriQuint Semiconductor, Inc. (a)	348,600	861,042
Volterra Semiconductor Corp. (a)	35,600	300,464
		115,501,298
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		173,936,956
SOFTWARE - 17.8%
Application Software - 6.8%
Amdocs Ltd. (a)	69,200	1,281,584
Ansys, Inc. (a)	20,600	517,060
Autodesk, Inc. (a)	3,400	57,154
Autonomy Corp. PLC (a)	175,100	3,278,597
Blackboard, Inc. (a)(d)	38,900	1,234,686
Cadence Design Systems, Inc. (a)	2,250,000	9,450,000
Callidus Software, Inc. (a)	504,119	1,461,945
Citrix Systems, Inc. (a)	129,300	2,927,352
Concur Technologies, Inc. (a)(d)	89,839	1,724,010
Epicor Software Corp. (a)	100,000	381,000
Informatica Corp. (a)	96,300	1,276,938
Kingdee International Software Group Co. Ltd.	7,164,000	924,333
Longtop Financial Technologies Ltd. ADR (a)	82,300	1,747,229
Nuance Communications, Inc. (a)	30,100	326,886
Parametric Technology Corp. (a)	37,800	377,244
Quest Software, Inc. (a)	12,187	154,531
Salesforce.com, Inc. (a)	211,851	6,933,883
Smith Micro Software, Inc. (a)	395,175	2,066,765
SuccessFactors, Inc. (a)(d)	482,600	3,682,238
Synchronoss Technologies, Inc. (a)	271,000	3,322,460
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Synopsys, Inc. (a)	3,400	$ 70,482
Taleo Corp. Class A (a)	144,058	1,702,766
TIBCO Software, Inc. (a)	66,800	392,116
Verint Systems, Inc. (a)	149,300	522,550
		45,813,809
Home Entertainment Software - 3.2%
Activision Blizzard, Inc. (a)	28,500	298,110
Electronic Arts, Inc. (a)	439,700	7,998,143
Gameloft (a)	434,000	945,324
Kingsoft Corp. Ltd.	1,095,000	456,341
Nintendo Co. Ltd.	17,700	5,168,400
Perfect World Co. Ltd. sponsored ADR Class B (a)	411,516	5,781,800
Take-Two Interactive Software, Inc.	95,700	799,095
THQ, Inc. (a)	92,900	282,416
		21,729,629
Systems Software - 7.8%
Ariba, Inc. (a)	139,600	1,218,708
BMC Software, Inc. (a)	133,180	4,394,940
CA, Inc.	17,700	311,697
Check Point Software Technologies Ltd. (a)	19,500	433,095
CommVault Systems, Inc. (a)	94,800	1,039,956
Insyde Software Corp.	1,183,000	3,280,398
McAfee, Inc. (a)	10,300	345,050
Microsoft Corp.	1,810,300	33,255,211
Oracle Corp.	94,500	1,707,615
Phoenix Technologies Ltd. (a)	61,000	98,820
Red Hat, Inc. (a)	232,300	4,144,232
Symantec Corp. (a)	85,200	1,272,888
VMware, Inc. Class A (a)	62,000	1,464,440
		52,967,050
TOTAL SOFTWARE		120,510,488
SPECIALTY RETAIL - 0.1%
Computer & Electronics Retail - 0.1%
The Game Group PLC	378,261	818,164
WIRELESS TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	108,600	3,304,698
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	15,700	$ 320,437
SBA Communications Corp. Class A (a)	268,000	6,244,400
		9,869,535
TOTAL COMMON STOCKS (Cost $726,333,988)		667,310,934
Convertible Bonds - 0.6%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Semiconductors - 0.6%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $8,048,696)	$ 10,300,000	4,557,750
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	6,466,215	6,466,215
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	36,726,876	36,726,876
TOTAL MONEY MARKET FUNDS (Cost $43,193,091)		43,193,091
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $777,575,775)		715,061,775
NET OTHER ASSETS - (5.5)%		(37,515,227)
NET ASSETS - 100%		$ 677,546,548
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,758
Fidelity Securities Lending Cash Central Fund	360,046
Total	$ 478,804
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 729,958	$ -	$ 185,895	$ -	$ -
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 715,061,775	$ 700,227,899	$ 14,833,876	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.3%
Cayman Islands	5.0%
Taiwan	3.8%
China	2.0%
Netherlands	1.9%
United Kingdom	1.4%
Bermuda	1.4%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,253,286) - See accompanying schedule: Unaffiliated issuers (cost $734,382,684)	$ 671,868,684
Fidelity Central Funds (cost $43,193,091)	43,193,091
Total Investments (cost $777,575,775)		$ 715,061,775
Foreign currency held at value (cost $34)		35
Receivable for investments sold		9,495,653
Receivable for fund shares sold		108,713
Dividends receivable		512,564
Interest receivable		74,031
Distributions receivable from Fidelity Central Funds		34,338
Total assets		725,287,109

Liabilities
Payable for investments purchased	$ 10,490,780
Payable for fund shares redeemed	499,671
Other payables and accrued expenses	23,234
Collateral on securities loaned, at value	36,726,876
Total liabilities		47,740,561

Net Assets		$ 677,546,548
Net Assets consist of:
Paid in capital		$ 740,061,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(62,514,859)
Net Assets, for 8,926,089 shares outstanding		$ 677,546,548
Net Asset Value, offering price and redemption price per share ($677,546,548 ÷ 8,926,089 shares)		$ 75.91

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 2,255,873
Interest		548,546
Income from Fidelity Central Funds (including $360,046 from security lending)		478,804
Total income		3,283,223

Expenses
Custodian fees and expenses	$ 45,988
Independent directors' compensation	2,268
Total expenses before reductions	48,256
Expense reductions	(3,090)	45,166
Net investment income (loss)		3,238,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(292,046,584)
Other affiliated issuers	(7,298,332)
Foreign currency transactions	75,792
Total net realized gain (loss)		(299,269,124)
Change in net unrealized appreciation (depreciation) on: Investment securities	113,217,785
Assets and liabilities in foreign currencies	(46,556)
Total change in net unrealized appreciation (depreciation)		113,171,229
Net gain (loss)		(186,097,895)
Net increase (decrease) in net assets resulting from operations		$ (182,859,838)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,238,057	$ 7,899,633
Net realized gain (loss)	(299,269,124)	(40,185,282)
Change in net unrealized appreciation (depreciation)	113,171,229	(365,187,723)
Net increase (decrease) in net assets resulting from operations	(182,859,838)	(397,473,372)
Distributions to partners from net investment income	(2,850,475)	(7,413,622)
Affiliated share transactions Proceeds from sales of shares	91,453,020	40,735,477
Reinvestment of distributions	2,850,459	3,547,215
Cost of shares redeemed	(9,652,146)	(7,725,856)
Net increase (decrease) in net assets resulting from share transactions	84,651,333	36,556,836
Total increase (decrease) in net assets	(101,058,980)	(368,330,158)

Net Assets
Beginning of period	778,605,528	1,146,935,686
End of period	$ 677,546,548	$ 778,605,528
Other Information Shares
Sold	1,091,924	315,151
Issued in reinvestment of distributions	41,641	29,441
Redeemed	(135,365)	(58,404)
Net increase (decrease)	998,200	286,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 98.21	$ 150.09	$ 116.37	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.36	1.01	.44	.14
Net realized and unrealized gain (loss)	(22.34)	(51.94)	33.72	16.37
Total from investment operations	(21.98)	(50.93)	34.16	16.51
Distributions to partners from net investment income	(.32)	(.95)	(.44)	(.14)
Net asset value, end of period	$ 75.91	$ 98.21	$ 150.09	$ 116.37
Total Return B, C	(22.34)%	(34.07)%	29.41%	16.51%
Ratios to Average Net Assets E, I
Expenses before reductions	.02% A	.01%	.01%	-% G
Expenses net of fee waivers, if any	.01% A	.01%	.01%	-% G
Expenses net of all reductions	.01% A	.01%	.01%	-% G
Net investment income (loss)	1.01% A	.79%	.34%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 677,547	$ 778,606	$ 1,146,936	$ 1,053,661
Portfolio turnover rate F	298% A	218%	168%	72% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	15.4	13.1
E.I. du Pont de Nemours & Co.	7.0	10.0
Newmont Mining Corp.	6.1	4.5
Freeport-McMoRan Copper & Gold, Inc. Class B	5.6	3.8
Air Products & Chemicals, Inc.	4.5	2.1
Praxair, Inc.	3.8	1.9
Celanese Corp. Class A	2.8	3.4
Weyerhaeuser Co.	2.8	3.2
FMC Corp.	2.6	3.0
Albemarle Corp.	2.6	2.7
	53.2
Top Industries (% of fund's net assets)
As of March 31, 2009
Chemicals 56.1%
Metals & Mining 21.6%
Containers & Packaging 10.6%
Construction Materials 2.8%
Paper & Forest Products 2.8%
All Others* 6.1%

As of September 30, 2008
Chemicals 55.5%
Metals & Mining 21.2%
Containers & Packaging 11.5%
Paper & Forest Products 3.2%
Marine 1.2%
All Others* 7.4%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
Masco Corp.	319,800	$ 2,232,204
CHEMICALS - 55.6%
Commodity Chemicals - 2.8%
Celanese Corp. Class A	335,822	4,489,940
Diversified Chemicals - 10.5%
Ashland, Inc.	11,700	120,861
Cabot Corp.	33,400	351,034
E.I. du Pont de Nemours & Co.	496,649	11,090,172
FMC Corp.	94,580	4,080,181
Solutia, Inc. (a)	503,538	941,616
		16,583,864
Fertilizers & Agricultural Chemicals - 21.0%
CF Industries Holdings, Inc.	39,700	2,823,861
Monsanto Co.	293,632	24,400,819
Terra Industries, Inc.	94,500	2,654,505
The Mosaic Co.	80,200	3,366,796
		33,245,981
Industrial Gases - 10.0%
Air Products & Chemicals, Inc.	126,700	7,126,875
Airgas, Inc.	81,800	2,765,658
Praxair, Inc.	88,900	5,982,081
		15,874,614
Specialty Chemicals - 11.3%
Albemarle Corp.	185,432	4,036,855
Cytec Industries, Inc.	75,200	1,129,504
H.B. Fuller Co.	34,200	444,600
Lubrizol Corp.	103,194	3,509,628
Nalco Holding Co.	184,382	2,409,873
OMNOVA Solutions, Inc. (a)	206,832	359,888
Rockwood Holdings, Inc. (a)	188,150	1,493,911
Valspar Corp.	91,000	1,817,270
W.R. Grace & Co. (a)	426,200	2,693,584
		17,895,113
TOTAL CHEMICALS		88,089,512
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 2.8%
Construction Materials - 2.8%
Eagle Materials, Inc.	39,500	$ 957,875
Martin Marietta Materials, Inc. (d)	43,400	3,441,620
		4,399,495
CONTAINERS & PACKAGING - 10.6%
Metal & Glass Containers - 6.2%
Ball Corp.	62,000	2,690,800
Crown Holdings, Inc. (a)	121,700	2,766,241
Greif, Inc. Class A	42,400	1,411,496
Owens-Illinois, Inc. (a)	131,100	1,893,084
Pactiv Corp. (a)	74,600	1,088,414
		9,850,035
Paper Packaging - 4.4%
Packaging Corp. of America	117,600	1,531,152
Rock-Tenn Co. Class A	63,236	1,710,534
Sealed Air Corp.	135,300	1,867,140
Temple-Inland, Inc.	333,726	1,792,109
		6,900,935
TOTAL CONTAINERS & PACKAGING		16,750,970
HOUSEHOLD DURABLES - 0.4%
Homebuilding - 0.4%
Centex Corp.	85,100	638,250
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Deere & Co.	25,330	832,597
MARINE - 0.4%
Marine - 0.4%
Ultrapetrol (Bahamas) Ltd. (a)	254,100	686,070
METALS & MINING - 21.0%
Diversified Metals & Mining - 6.3%
BHP Billiton PLC	60,700	1,206,229
Freeport-McMoRan Copper & Gold, Inc. Class B	231,863	8,836,299
		10,042,528
Gold - 8.1%
Newmont Mining Corp.	216,600	9,695,016
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Randgold Resources Ltd. sponsored ADR	29,715	$ 1,615,010
Yamana Gold, Inc.	167,600	1,565,038
		12,875,064
Precious Metals & Minerals - 0.6%
Impala Platinum Holdings Ltd.	54,527	910,702
Steel - 6.0%
AK Steel Holding Corp.	114,000	811,680
ArcelorMittal SA (NY Shares) Class A (d)	61,800	1,238,472
Cliffs Natural Resources, Inc.	45,800	831,728
Commercial Metals Co.	174,500	2,015,475
Reliance Steel & Aluminum Co.	90,500	2,382,865
Steel Dynamics, Inc.	246,400	2,170,784
		9,451,004
TOTAL METALS & MINING		33,279,298
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Foundation Coal Holdings, Inc.	34,200	490,770
Massey Energy Co.	86,478	875,157
		1,365,927
PAPER & FOREST PRODUCTS - 2.8%
Forest Products - 2.8%
Weyerhaeuser Co.	159,500	4,397,415
TRANSPORTATION INFRASTRUCTURE - 0.9%
Marine Ports & Services - 0.9%
Aegean Marine Petroleum Network, Inc.	89,600	1,500,800
TOTAL COMMON STOCKS (Cost $182,257,479)		154,172,538
Convertible Preferred Stocks - 0.6%

METALS & MINING - 0.6%
Diversified Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc. 6.75% (Cost $831,838)	15,400	992,869
Floating Rate Loans - 0.5%
	Principal Amount	Value
MATERIALS - 0.5%
Chemicals - 0.5%
Celanese Holding LLC term loan 2.935% 4/2/14 (e) (Cost $694,170)	$ 897,716	$ 763,058
Money Market Funds - 5.9%
	Shares
Fidelity Cash Central Fund, 0.52% (b)	4,737,697	4,737,697
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	4,639,500	4,639,500
TOTAL MONEY MARKET FUNDS (Cost $9,377,197)		9,377,197
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $193,160,684)		165,305,662
NET OTHER ASSETS - (4.3)%		(6,878,597)
NET ASSETS - 100%		$ 158,427,065
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,105
Fidelity Securities Lending Cash Central Fund	44,235
Total	$ 89,340
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 165,305,662	$ 163,549,735	$ 1,755,927	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,600,792) - See accompanying schedule: Unaffiliated issuers (cost $183,783,487)	$ 155,928,465
Fidelity Central Funds (cost $9,377,197)	9,377,197
Total Investments (cost $193,160,684)		$ 165,305,662
Foreign currency held at value (cost $21)		21
Receivable for investments sold		1,484,519
Receivable for fund shares sold		22,469
Dividends receivable		186,073
Interest receivable		6,441
Distributions receivable from Fidelity Central Funds		9,764
Total assets		167,014,949

Liabilities
Payable for investments purchased	$ 3,841,902
Payable for fund shares redeemed	103,540
Other payables and accrued expenses	2,942
Collateral on securities loaned, at value	4,639,500
Total liabilities		8,587,884

Net Assets		$ 158,427,065
Net Assets consist of:
Paid in capital		$ 186,282,216
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(27,855,151)
Net Assets, for 1,993,748 shares outstanding		$ 158,427,065
Net Asset Value, offering price and redemption price per share ($158,427,065 ÷ 1,993,748 shares)		$ 79.46

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,751,832
Interest		32,631
Income from Fidelity Central Funds (including $44,235 from security lending)		89,340
Total income		1,873,803

Expenses
Custodian fees and expenses	$ 7,618
Independent directors' compensation	543
Total expenses before reductions	8,161
Expense reductions	(543)	7,618
Net investment income (loss)		1,866,185
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(40,864,765)
Foreign currency transactions	(19,982)
Total net realized gain (loss)		(40,884,747)
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,830,351)
Assets and liabilities in foreign currencies	147
Total change in net unrealized appreciation (depreciation)		(14,830,204)
Net gain (loss)		(55,714,951)
Net increase (decrease) in net assets resulting from operations		$ (53,848,766)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,866,185	$ 4,332,128
Net realized gain (loss)	(40,884,747)	(196,691)
Change in net unrealized appreciation (depreciation)	(14,830,204)	(61,794,114)
Net increase (decrease) in net assets resulting from operations	(53,848,766)	(57,658,677)
Distributions to partners from net investment income	(1,722,731)	(4,455,922)
Affiliated share transactions Proceeds from sales of shares	24,702,686	7,147,223
Reinvestment of distributions	1,722,695	1,473,396
Cost of shares redeemed	(2,161,527)	(13,563,583)
Net increase (decrease) in net assets resulting from share transactions	24,263,854	(4,942,964)
Total increase (decrease) in net assets	(31,307,643)	(67,057,563)

Net Assets
Beginning of period	189,734,708	256,792,271
End of period	$ 158,427,065	$ 189,734,708
Other Information Shares
Sold	275,017	50,849
Issued in reinvestment of distributions	23,649	10,227
Redeemed	(29,079)	(84,602)
Net increase (decrease)	269,587	(23,526)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 J

Selected Per-Share Data
Net asset value, beginning of period	$ 110.04	$ 146.93	$ 103.95	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.94	2.48	2.64 H	.53
Net realized and unrealized gain (loss)	(30.65)	(36.82)	42.85	3.92
Total from investment operations	(29.71)	(34.34)	45.49	4.45
Distributions to partners from net investment income	(.87)	(2.55)	(2.51)	(.50)
Net asset value, end of period	$ 79.46	$ 110.04	$ 146.93	$ 103.95
Total Return B, C	(26.92)%	(23.79)%	44.20%	4.45%
Ratios to Average Net Assets E, J
Expenses before reductions	.01% A	.01%	-% G	-% G
Expenses net of fee waivers, if any	.01% A	.01%	-% G	-% G
Expenses net of all reductions	.01% A	-% G	-% G	-% G
Net investment income (loss)	2.48% A	1.72%	2.09% H	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 158,427	$ 189,735	$ 256,792	$ 211,310
Portfolio turnover rate F	153% A	100%	65%	0%K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.82%.

I For the period July 21, 2006 (commencement of operations) to September 30, 2006.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Nextel Corp.	13.2	2.3
AT&T, Inc.	12.9	12.4
Verizon Communications, Inc.	11.9	4.1
Global Crossing Ltd.	5.5	7.2
The DIRECTV Group, Inc.	5.0	2.2
Virgin Media, Inc.	4.9	3.9
Cbeyond, Inc.	4.1	1.9
Starent Networks Corp.	3.9	4.3
Qwest Communications International, Inc.	3.6	7.1
SBA Communications Corp. Class A	3.4	0.9
	68.4
Top Industries (% of fund's net assets)
As of March 31, 2009
Diversified Telecommunication Services 48.5%
Wireless Telecommunication Services 29.7%
Media 12.5%
Communications Equipment 4.1%
Software 3.0%
All Others* 2.2%

As of September 30, 2008
Diversified Telecommunication Services 44.6%
Wireless Telecommunication Services 27.1%
Media 14.7%
Software 5.4%
Communications Equipment 4.6%
All Others* 3.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.1%
Communications Equipment - 4.1%
Aruba Networks, Inc. (a)	2,600	$ 8,164
F5 Networks, Inc. (a)	400	8,380
Infinera Corp. (a)	33,600	248,640
Juniper Networks, Inc. (a)	300	4,518
Polycom, Inc. (a)	400	6,156
Sandvine Corp. (a)	2,700	1,607
Starent Networks Corp. (a)(d)	358,600	5,669,466
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	12,600	101,934
		6,048,865
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,100	115,632
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	31,300	68,860
NetApp, Inc. (a)	300	4,452
		73,312
TOTAL COMPUTERS & PERIPHERALS		188,944
DIVERSIFIED TELECOMMUNICATION SERVICES - 48.5%
Alternative Carriers - 8.6%
Cable & Wireless PLC	5,367	10,742
Cogent Communications Group, Inc. (a)	35,600	256,320
Global Crossing Ltd. (a)	1,156,800	8,097,600
Iliad Group SA	800	74,589
Level 3 Communications, Inc. (a)	758,037	697,394
PAETEC Holding Corp. (a)	39,000	56,160
tw telecom, inc. (a)	386,200	3,379,250
		12,572,055
Integrated Telecommunication Services - 39.9%
AT&T, Inc.	748,492	18,861,998
Cbeyond, Inc. (a)	318,200	5,991,706
China Telecom Corp. Ltd. sponsored ADR (d)	73,900	3,061,677
China Unicom (Hong Kong) Ltd. sponsored ADR	278,700	2,901,267
Cincinnati Bell, Inc. (a)	154,200	354,660
Consolidated Communications Holdings, Inc.	39,300	403,218
Deutsche Telekom AG (Reg.)	400	4,940
Embarq Corp.	1,800	68,130
FairPoint Communications, Inc.	6,204	4,839
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
NTELOS Holdings Corp.	19,551	$ 354,655
PT Indosat Tbk	11,200	4,536
PT Telkomunikasi Indonesia Tbk Series B	194,000	125,041
Qwest Communications International, Inc. (d)	1,522,100	5,205,582
Telecom Italia SpA	2,553,300	3,290,683
Telecom Italia SpA sponsored ADR	9,700	124,063
Telefonica SA	600	11,961
Telenor ASA	1,800	10,311
Telenor ASA sponsored ADR	1,100	18,876
Telkom SA Ltd.	900	10,020
Verizon Communications, Inc.	575,100	17,368,020
Vimpel Communications sponsored ADR	2,000	13,080
Windstream Corp.	2,596	20,924
		58,210,187
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		70,782,242
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Equinix, Inc. (a)	6,910	387,997
Google, Inc. Class A (sub. vtg.) (a)	100	34,806
SAVVIS, Inc.	14,900	92,231
		515,034
MEDIA - 12.5%
Cable & Satellite - 12.5%
Comcast Corp. Class A	281,400	3,838,296
Liberty Global, Inc. Class A (a)	200	2,912
The DIRECTV Group, Inc. (a)	320,100	7,295,079
Virgin Media, Inc.	1,494,100	7,171,680
		18,307,967
SOFTWARE - 3.0%
Application Software - 0.4%
Nuance Communications, Inc. (a)	300	3,258
OnMobile Global Ltd. (a)	88,195	557,371
Synchronoss Technologies, Inc. (a)	1,405	17,225
		577,854
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 2.6%
Gameloft (a)	1,728,989	$ 3,766,025
Glu Mobile, Inc. (a)	78,700	40,137
		3,806,162
TOTAL SOFTWARE		4,384,016
WIRELESS TELECOMMUNICATION SERVICES - 29.7%
Wireless Telecommunication Services - 29.7%
America Movil SAB de CV Series L sponsored ADR	1,200	32,496
American Tower Corp. Class A (a)	159,600	4,856,628
Bharti Airtel Ltd. (a)	78,842	975,824
Clearwire Corp. Class A (a)	5,900	30,385
Crown Castle International Corp. (a)	105,500	2,153,255
Idea Cellular Ltd. (a)	15,887	15,734
Leap Wireless International, Inc. (a)	60,950	2,125,327
MetroPCS Communications, Inc. (a)	165,050	2,819,054
MTN Group Ltd.	242,600	2,688,443
NII Holdings, Inc. (a)	88,800	1,332,000
NTT DoCoMo, Inc.	86	117,152
Orascom Telecom Holding SAE unit	300	6,714
Rogers Communications, Inc. Class B (non-vtg.)	500	11,524
SBA Communications Corp. Class A (a)	213,800	4,981,540
Sprint Nextel Corp. (a)	5,372,839	19,181,034
Syniverse Holdings, Inc. (a)	21,800	343,568
Telephone & Data Systems, Inc.	10,600	281,006
Virgin Mobile USA, Inc. Class A (a)	900	1,161
Vivo Participacoes SA sponsored ADR	800	10,440
Vodafone Group PLC sponsored ADR	76,400	1,330,888
		43,294,173
TOTAL COMMON STOCKS (Cost $159,368,256)		143,521,241
Money Market Funds - 9.2%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (b)	3,393,268	$ 3,393,268
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	10,100,875	10,100,875
TOTAL MONEY MARKET FUNDS (Cost $13,494,143)		13,494,143
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $172,862,399)		157,015,384
NET OTHER ASSETS - (7.5)%		(11,001,320)
NET ASSETS - 100%		$ 146,014,064
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,338
Fidelity Securities Lending Cash Central Fund	142,096
Total	$ 158,434
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 157,015,384	$ 151,912,142	$ 5,103,242	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.2%
Bermuda	5.5%
France	2.7%
Italy	2.4%
China	2.1%
Hong Kong	2.0%
South Africa	1.9%
India	1.1%
Others (individually less than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,663,056) - See accompanying schedule: Unaffiliated issuers (cost $159,368,256)	$ 143,521,241
Fidelity Central Funds (cost $13,494,143)	13,494,143
Total Investments (cost $172,862,399)		$ 157,015,384
Foreign currency held at value (cost $2)		2
Receivable for investments sold		459,750
Receivable for fund shares sold		22,232
Dividends receivable		78,047
Distributions receivable from Fidelity Central Funds		8,513
Total assets		157,583,928

Liabilities
Payable for investments purchased	$ 1,364,509
Payable for fund shares redeemed	101,994
Other payables and accrued expenses	2,486
Collateral on securities loaned, at value	10,100,875
Total liabilities		11,569,864

Net Assets		$ 146,014,064
Net Assets consist of:
Paid in capital		$ 161,860,353
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(15,846,289)
Net Assets, for 1,902,584 shares outstanding		$ 146,014,064
Net Asset Value, offering price and redemption price per share ($146,014,064 ÷ 1,902,584 shares)		$ 76.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 699,221
Income from Fidelity Central Funds (including $142,096 from security lending)		158,434
Total income		857,655

Expenses
Custodian fees and expenses	$ 2,802
Independent directors' compensation	460
Total expenses before reductions	3,262
Expense reductions	(859)	2,403
Net investment income (loss)		855,252
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,815,544)
Foreign currency transactions	19,357
Total net realized gain (loss)		(24,796,187)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,563,137
Assets and liabilities in foreign currencies	19,426
Total change in net unrealized appreciation (depreciation)		2,582,563
Net gain (loss)		(22,213,624)
Net increase (decrease) in net assets resulting from operations		$ (21,358,372)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 855,252	$ 4,629,737
Net realized gain (loss)	(24,796,187)	(4,815,215)
Change in net unrealized appreciation (depreciation)	2,582,563	(100,222,455)
Net increase (decrease) in net assets resulting from operations	(21,358,372)	(100,407,933)
Distributions to partners from net investment income	(1,304,013)	(4,591,852)
Affiliated share transactions Proceeds from sales of shares	12,780,289	12,552,763
Reinvestment of distributions	1,304,013	1,832,894
Cost of shares redeemed	(2,081,219)	(369,404)
Net increase (decrease) in net assets resulting from share transactions	12,003,083	14,016,253
Total increase (decrease) in net assets	(10,659,302)	(90,983,532)

Net Assets
Beginning of period	156,673,366	247,656,898
End of period	$ 146,014,064	$ 156,673,366
Other Information Shares
Sold	165,420	106,662
Issued in reinvestment of distributions	19,384	17,255
Redeemed	(28,542)	(3,545)
Net increase (decrease)	156,262	120,372

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 89.72	$ 152.32	$ 114.90	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.45	2.76	2.85	.14
Net realized and unrealized gain (loss)	(12.73)	(62.62)	37.42	14.89
Total from investment operations	(12.28)	(59.86)	40.27	15.03
Distributions to partners from net investment income	(.69)	(2.74)	(2.85)	(.13)
Net asset value, end of period	$ 76.75	$ 89.72	$ 152.32	$ 114.90
Total Return B, C	(13.58)%	(39.72)%	35.42%	15.03%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	.02%	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	.01%	-% G	-% G
Expenses net of all reductions	-% A, G	.01%	-% G	-% G
Net investment income (loss)	1.30% A	2.34%	2.13%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 146,014	$ 156,673	$ 247,657	$ 217,927
Portfolio turnover rate F	199% A	191%	55%	16% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	9.6	11.0
Sempra Energy	6.3	4.7
Entergy Corp.	5.7	8.0
PG&E Corp.	5.3	0.0
Public Service Enterprise Group, Inc.	5.2	4.8
FPL Group, Inc.	5.0	3.5
Dominion Resources, Inc.	4.9	5.7
FirstEnergy Corp.	4.7	5.2
American Electric Power Co., Inc.	3.9	5.4
Duke Energy Corp.	3.9	6.7
	54.5
Top Industries (% of fund's net assets)
As of March 31, 2009
Electric Utilities 48.1%
Multi-utilities 38.9%
Independent Power Producers & Energy Traders 5.6%
Gas Utilities 3.5%
Oil, Gas & Consumable Fuels 1.4%
All Others* 2.5%

As of September 30, 2008
Electric Utilities 62.7%
Multi-utilities 23.7%
Independent Power Producers & Energy Traders 7.0%
Gas Utilities 2.2%
Electronic Equipment & Components 0.5%
All Others* 3.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversified Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit (a)	33,600	$ 316,848
ELECTRIC UTILITIES - 48.1%
Electric Utilities - 48.1%
Allegheny Energy, Inc.	72,500	1,679,825
American Electric Power Co., Inc.	242,100	6,115,446
DPL, Inc.	194,610	4,386,509
Duke Energy Corp.	425,046	6,086,659
Entergy Corp.	131,500	8,953,835
Exelon Corp.	335,818	15,242,778
FirstEnergy Corp.	193,300	7,461,380
FPL Group, Inc.	156,794	7,954,160
NV Energy, Inc.	277,700	2,607,603
Pinnacle West Capital Corp.	163,600	4,345,216
PPL Corp.	101,400	2,911,194
Progress Energy, Inc.	118,800	4,307,688
Unisource Energy Corp.	54,500	1,536,355
Westar Energy, Inc.	139,000	2,436,670
		76,025,318
GAS UTILITIES - 3.5%
Gas Utilities - 3.5%
EQT Corp.	53,500	1,676,155
Questar Corp.	110,800	3,260,844
Southwest Gas Corp.	28,600	602,602
		5,539,601
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.6%
Independent Power Producers & Energy Traders - 5.6%
AES Corp. (a)	401,591	2,333,244
Black Hills Corp.	16,385	293,128
Constellation Energy Group, Inc.	163,100	3,369,646
Dynegy, Inc. Class A (a)	609,800	859,818
NRG Energy, Inc. (a)	115,100	2,025,760
		8,881,596
MULTI-UTILITIES - 38.9%
Multi-Utilities - 38.9%
Alliant Energy Corp.	115,000	2,839,350
Ameren Corp.	197,000	4,568,430
CenterPoint Energy, Inc.	460,500	4,803,015
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - CONTINUED
Multi-Utilities - continued
CMS Energy Corp.	348,000	$ 4,120,320
Dominion Resources, Inc.	251,812	7,803,654
OGE Energy Corp.	174,000	4,144,680
PG&E Corp.	216,800	8,286,096
PNM Resources, Inc.	37,000	305,620
Public Service Enterprise Group, Inc.	279,000	8,222,130
Sempra Energy	213,500	9,872,240
TECO Energy, Inc.	240,635	2,683,080
Wisconsin Energy Corp.	90,486	3,725,309
		61,373,924
OIL, GAS & CONSUMABLE FUELS - 1.4%
Oil & Gas Storage & Transport - 1.4%
Southern Union Co.	149,800	2,279,956
TOTAL COMMON STOCKS (Cost $171,769,093)		154,417,243
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.52% (b)	95,766	95,766
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	655,650	655,650
TOTAL MONEY MARKET FUNDS (Cost $751,416)		751,416
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $172,520,509)		155,168,659
NET OTHER ASSETS - 1.8%		2,812,719
NET ASSETS - 100%		$ 157,981,378
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,262
Fidelity Securities Lending Cash Central Fund	8,197
Total	$ 38,459
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 155,168,659	$ 155,168,659	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $171,769,093)	$ 154,417,243
Fidelity Central Funds (cost $751,416)	751,416
Total Investments (cost $172,520,509)		$ 155,168,659
Receivable for investments sold		6,498,717
Receivable for fund shares sold		26,049
Dividends receivable		309,290
Distributions receivable from Fidelity Central Funds		2,451
Total assets		162,005,166

Liabilities
Payable for investments purchased	$ 3,246,523
Payable for fund shares redeemed	119,953
Other payables and accrued expenses	1,662
Collateral on securities loaned, at value	655,650
Total liabilities		4,023,788

Net Assets		$ 157,981,378
Net Assets consist of:
Paid in capital		$ 175,333,228
Net unrealized appreciation (depreciation) on investments		(17,351,850)
Net Assets, for 2,157,360 shares outstanding		$ 157,981,378
Net Asset Value, offering price and redemption price per share ($157,981,378 ÷ 2,157,360 shares)		$ 73.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 3,170,625
Interest		6,510
Income from Fidelity Central Funds (including $8,197 from security lending)		38,459
Total income		3,215,594

Expenses
Custodian fees and expenses	$ 3,767
Independent directors' compensation	604
Total expenses before reductions	4,371
Expense reductions	(604)	3,767
Net investment income (loss)		3,211,827
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(40,268,360)
Foreign currency transactions	(741)
Total net realized gain (loss)		(40,269,101)
Change in net unrealized appreciation (depreciation) on investment securities		(2,204,921)
Net gain (loss)		(42,474,022)
Net increase (decrease) in net assets resulting from operations		$ (39,262,195)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,211,827	$ 5,579,798
Net realized gain (loss)	(40,269,101)	(11,421,877)
Change in net unrealized appreciation (depreciation)	(2,204,921)	(49,529,424)
Net increase (decrease) in net assets resulting from operations	(39,262,195)	(55,371,503)
Distributions to partners from net investment income	(3,049,564)	(5,400,531)
Affiliated share transactions Proceeds from sales of shares	8,906,757	7,074,072
Reinvestment of distributions	3,049,499	2,613,027
Cost of shares redeemed	(2,706,064)	(6,459,983)
Net increase (decrease) in net assets resulting from share transactions	9,250,192	3,227,116
Total increase (decrease) in net assets	(33,061,567)	(57,544,918)

Net Assets
Beginning of period	191,042,945	248,587,863
End of period	$ 157,981,378	$ 191,042,945
Other Information Shares
Sold	108,224	58,952
Issued in reinvestment of distributions	39,276	22,910
Redeemed	(36,954)	(53,027)
Net increase (decrease)	110,546	28,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 93.34	$ 123.19	$ 101.64	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.50	2.74	3.02	.62
Net realized and unrealized gain (loss)	(20.18)	(29.93)	21.53	1.63
Total from investment operations	(18.68)	(27.19)	24.55	2.25
Distributions to partners from net investment income	(1.43)	(2.66)	(3.00)	(.61)
Net asset value, end of period	$ 73.23	$ 93.34	$ 123.19	$ 101.64
Total Return B, C	(20.09)%	(22.54)%	24.29%	2.24%
Ratios to Average Net Assets E, I
Expenses before reductions	.01% A	-% G	-% G	-% G
Expenses net of fee waivers, if any	-% A, G	-% G	-% G	-% G
Expenses net of all reductions	-% A, G	-% G	-% G	-% G
Net investment income (loss)	3.80% A	2.27%	2.57%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 157,981	$ 191,043	$ 248,588	$ 250,499
Portfolio turnover rate F	242% A	112%	94%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).The Funds are non-diversified with the exception of Financials. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Directors to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value if any, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended September 30, 2008, dividend income has been reduced $600,181 for Telecom Services, with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of Telecom Services. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Discretionary	$ 556,701,942	$ 32,638,390	$ (167,673,661)	$ (135,035,271)
Consumer Staples	488,851,889	19,737,234	(71,620,670)	(51,883,436)
Energy	566,900,541	26,711,260	(171,302,979)	(144,591,719)
Financials	647,133,739	44,670,496	(165,712,726)	(121,042,230)
Health Care	614,665,807	37,776,866	(68,895,796)	(31,118,930)
Industrials	585,853,835	12,369,304	(154,625,231)	(142,255,927)
Information Technology	795,656,141	60,003,667	(140,598,033)	(80,594,366)
Materials	198,869,767	18,748,566	(52,312,671)	(33,564,105)
Telecom Services	178,948,312	17,050,946	(38,983,874)	(21,932,928)
Utilities	181,914,705	3,532,369	(30,278,415)	(26,746,046)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. Certain Funds may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	129,118,468	102,304,705
Consumer Staples	261,636,130	235,962,558
Energy	559,989,245	452,364,018
Financials	981,048,077	900,953,064
Health Care	729,113,569	682,527,678
Industrials	451,656,220	394,313,764
Information Technology	1,063,713,568	952,479,477
Materials	146,490,726	115,812,014
Telecom Services	149,883,528	134,607,075
Utilities	217,500,305	204,631,901

Fidelity Financials Central Fund realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 7,092
Consumer Staples	2,166
Energy	3,464
Financials	254,725
Health Care	11,321
Industrials	15,883
Information Technology	31,368
Materials	1,566
Telecom Services	2,282
Utilities	3,277

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Financials	Borrower	$ 5,606,000.22%		$ 34

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities until the loaned securities are returned. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities, if any, and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets

Semiannual Report

7. Security Lending - continued

and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 1,474	$ 241
Consumer Staples	1,613	126
Energy	1,600	274
Financials	2,119	292
Health Care	2,005	241
Industrials	1,737	94
Information Technology	2,268	822
Materials	543	-
Telecom Services	460	399
Utilities	604	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other - continued

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Funds according to the following schedule:

% ownership of each Equity Sector Central Fund
Asset Manager 20%	9.1%
Asset Manager 30%	0.3%
Asset Manager 40%	0.2%
Asset Manager 50%	56.0%
Asset Manager 60%	0.3%
Asset Manager 70%	27.9%
Asset Manager 85%	6.1%
Broad Market Opportunities	0.1%

Semiannual Report

Fidelity® Emerging Markets Equity Central Fund

Semiannual Report

March 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMQ-SANN-0509
1.876936.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 9, 2008 to March 31, 2009). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value March 31, 2009	Expenses Paid During Period
Actual	.1010%	$ 1,000.00	$ 1,044.90	$ .32 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.43	$ .51 B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 113/365 (to reflect the period December 9, 2008 to March 31, 2009).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The fees and expenses of the underlying Money Market Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2009
Brazil 15.6%
China 13.6%
Korea (South) 8.7%
South Africa 8.4%
India 7.8%
Hong Kong 6.8%
Taiwan 6.0%
Russia 4.9%
Mexico 4.4%
Other 23.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
% of fund's net assets
Stocks	99.4
Short-Term Investments and Net Other Assets	0.6
Top Ten Stocks as of March 31, 2009
% of fund's net assets
China Mobile (Hong Kong) Ltd. sponsored ADR (Hong Kong, Wireless Telecommunication Services)	3.3
Industrial & Commercial Bank of China (China, Commercial Banks)	2.7
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.7
Teva Pharmaceutical Industries Ltd. sponsored ADR (Israel, Pharmaceuticals)	2.6
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	2.4
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.3
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	2.2
Petroleo Brasileiro SA - Petrobras sponsored ADR (Brazil, Oil, Gas & Consumable Fuels)	2.2
America Movil SAB de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.1
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	2.1
24.6
Market Sectors as of March 31, 2009
% of fund's net assets
Financials	22.0
Energy	15.3
Materials	13.3
Information Technology	12.1
Telecommunication Services	11.7
Industrials	7.7
Consumer Staples	5.6
Consumer Discretionary	4.9
Utilities	3.4
Health Care	3.4

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 0.4%
Sino Gold Mining Ltd. (a)	98,928	$ 368,153
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia)	132,222	386,111
C C Land Holdings Ltd.	503,000	111,627
Credicorp Ltd. (NY Shares)	7,600	355,984
Ports Design Ltd.	233,000	268,761
TOTAL BERMUDA		1,122,483
Brazil - 15.6%
B2W Companhia Global Do Varejo	13,000	119,491
Banco ABC Brasil SA	58,000	137,530
Banco Bradesco SA (PN) sponsored ADR	153,000	1,514,700
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	24,100	356,198
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	47,400	703,416
Companhia Vale do Rio Doce (PN-A) sponsored ADR	222,600	2,510,928
GVT Holding SA (a)	42,600	479,721
Iguatemi Empresa de Shopping Centers SA	39,100	233,471
Itau Unibanco Banco Multiplo SA ADR	105,801	1,151,115
Log-in Logistica Intermodal SA	113,500	296,044
Natura Cosmeticos SA	47,400	464,498
Net Servicos de Comunicacao SA sponsored ADR	74,100	537,225
OGX Petroleo e Gas Participacoes SA	1,600	497,355
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	90,000	2,205,000
sponsored ADR	68,100	2,075,007
Redecard SA	33,800	409,622
Tele Norte Leste Participacoes SA sponsored ADR (non-vtg.)	29,200	404,128
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	43,400	550,663
TOTAL BRAZIL		14,646,112
Canada - 0.6%
Addax Petroleum, Inc.	14,600	316,220
Sino-Forest Corp. (a)	40,000	278,948
TOTAL CANADA		595,168
Cayman Islands - 2.8%
Chaoda Modern Agriculture (Holdings) Ltd.	706,000	421,754
China Digital TV Holding Co. Ltd. ADR	25,900	174,307
China Dongxiang Group Co. Ltd.	1,003,000	368,824
CNinsure, Inc. ADR (a)	15,700	115,709
Foxconn International Holdings Ltd. (a)	828,000	350,411
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Stella International Holdings Ltd.	329,500	$ 348,187
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	11,000	128,590
Xinao Gas Holdings Ltd.	314,000	316,007
Yingli Green Energy Holding Co. Ltd. ADR (a)	60,800	366,016
TOTAL CAYMAN ISLANDS		2,589,805
China - 13.6%
Baidu.com, Inc. sponsored ADR (a)	2,200	388,520
China Communications Construction Co. Ltd. (H Shares)	513,000	562,612
China Construction Bank Corp. (H Shares)	3,720,000	2,111,877
China Gas Holdings Ltd.	2,716,000	424,022
China Merchants Bank Co. Ltd. (H Shares)	367,500	642,021
China Shenhua Energy Co. Ltd. (H Shares)	311,000	700,612
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	544,000	248,471
China Yurun Food Group Ltd.	455,000	580,018
Dongfang Electric Corp. Ltd.	159,600	356,660
Global Bio-Chem Technology Group Co. Ltd.	3,092,000	398,945
Golden Eagle Retail Group Ltd. (H Shares)	323,000	212,543
Industrial & Commercial Bank of China	4,863,000	2,528,613
Li Ning Co. Ltd.	183,000	302,228
Parkson Retail Group Ltd.	256,000	258,958
PICC Property & Casualty Co. Ltd. (H Shares) (a)	494,000	269,613
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	229,500	1,369,517
Tencent Holdings Ltd.	73,800	546,564
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	329,000	334,499
ZTE Corp. (H Shares)	132,800	540,593
TOTAL CHINA		12,776,886
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	22,600	806,379
Philip Morris CR AS	100	27,705
TOTAL CZECH REPUBLIC		834,084
Egypt - 1.2%
Eastern Tobacco Co.	14,400	370,673
Orascom Construction Industries	16,600	397,834
Telecom Egypt SAE	122,100	325,138
TOTAL EGYPT		1,093,645
Georgia - 0.3%
Bank of Georgia unit (a)	133,400	320,160
Common Stocks - continued
	Shares	Value
Hong Kong - 6.8%
China Mobile (Hong Kong) Ltd. sponsored ADR	72,500	$ 3,155,199
China Overseas Land & Investment Ltd.	472,000	740,540
China Resources Power Holdings Co. Ltd.	162,000	339,449
CNOOC Ltd. sponsored ADR	11,600	1,166,960
CNPC (Hong Kong) Ltd.	720,000	304,705
Shanghai Industrial Holdings Ltd. (H Shares)	194,000	536,911
Sino-Ocean Land Holdings Ltd.	236,000	155,294
TOTAL HONG KONG		6,399,058
India - 7.8%
Bank of Baroda	40,000	185,068
Bharat Heavy Electricals Ltd.	20,867	622,644
Bharti Airtel Ltd. (a)	30,000	371,309
Educomp Solutions Ltd.	5,000	206,288
Godrej Consumer Products Ltd.	150,000	395,720
Grasim Industries Ltd.	10,000	314,527
Housing Development Finance Corp. Ltd.	41,734	1,164,720
Infosys Technologies Ltd. sponsored ADR	37,000	985,310
IVRCL Infrastructures & Projects Ltd.	150,000	360,422
Jain Irrigation Systems Ltd.	50,000	336,953
Pantaloon Retail India Ltd.	80,000	262,694
Piramal Healthcare Ltd.	120,000	462,580
Power Finance Corp. Ltd.	100,000	285,988
Reliance Industries Ltd.	20,867	628,725
Rolta India Ltd.	100,000	113,522
Tata Power Co. Ltd.	31,300	475,596
Union Bank of India	70,000	202,940
TOTAL INDIA		7,375,006
Indonesia - 2.7%
PT Bank Central Asia Tbk	2,775,500	734,641
PT Bank Rakyat Indonesia Tbk	2,053,500	739,204
PT Perusahaan Gas Negara Tbk Series B	2,902,500	535,076
PT Telkomunikasi Indonesia Tbk Series B	894,500	576,542
TOTAL INDONESIA		2,585,463
Ireland - 0.4%
Dragon Oil PLC (a)	137,200	381,406
Israel - 4.2%
Cellcom Israel Ltd.	15,000	319,500
Israel Chemicals Ltd.	90,000	729,638
Mizrahi Tefahot Bank Ltd.	38,700	185,203
Common Stocks - continued
	Shares	Value
Israel - continued
Nice Systems Ltd. sponsored ADR (a)	10,400	$ 258,544
Teva Pharmaceutical Industries Ltd. sponsored ADR	55,100	2,482,255
TOTAL ISRAEL		3,975,140
Italy - 0.3%
UniCredit SpA	171,100	282,240
Kazakhstan - 0.5%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	34,300	511,070
Korea (South) - 8.7%
Hana Financial Group, Inc.	43,280	663,843
Hyundai Industrial Development & Construction Co.	22,147	548,251
Hyunjin Materials Co. Ltd.	23,079	555,635
KT&G Corp.	13,286	738,257
MegaStudy Co. Ltd.	2,303	337,313
NHN Corp. (a)	5,822	645,800
POSCO sponsored ADR	18,500	1,236,355
Samsung Electronics Co. Ltd.	5,209	2,166,548
Shinhan Financial Group Co. Ltd.	13,307	242,309
Shinhan Financial Group Co. Ltd. sponsored ADR	20,100	723,801
Taewoong Co. Ltd.	4,654	289,320
TOTAL KOREA (SOUTH)		8,147,432
Luxembourg - 0.2%
MHP SA GDR (Reg. S)	61,400	164,552
Malaysia - 0.4%
DiGi.com Bhd	59,200	344,307
Mexico - 4.4%
America Movil SAB de CV Series L sponsored ADR	72,600	1,966,008
Fomento Economico Mexicano SAB de CV sponsored ADR	26,300	663,023
Grupo Televisa SA de CV (CPO) sponsored ADR	43,100	587,884
Telmex Internacional SAB de CV Series L ADR	38,700	354,879
Wal-Mart de Mexico SA de CV Series V	233,200	544,435
TOTAL MEXICO		4,116,229
Nigeria - 0.1%
Guaranty Trust Bank PLC (Reg. S) unit	20,300	58,870
Papua New Guinea - 0.4%
Oil Search Ltd.	101,648	373,385
Peru - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	21,900	525,162
Common Stocks - continued
	Shares	Value
Philippines - 0.5%
Alliance Global Group, Inc. (a)	2,878,000	$ 93,070
Philippine Long Distance Telephone Co. sponsored ADR	8,700	383,931
TOTAL PHILIPPINES		477,001
Russia - 4.9%
Lukoil Oil Co. sponsored ADR	33,500	1,262,950
OAO Gazprom sponsored ADR	99,500	1,482,550
OJSC Oil Company Rosneft GDR (Reg. S)	168,600	723,294
Sberbank (Savings Bank of the Russian Federation) GDR	5,700	620,702
Uralkali JSC GDR (Reg. S)	40,600	474,208
TOTAL RUSSIA		4,563,704
South Africa - 8.4%
Absa Group Ltd.	37,179	377,480
African Bank Investments Ltd.	57,000	151,599
African Rainbow Minerals Ltd.	34,000	496,956
AngloGold Ashanti Ltd. sponsored ADR	22,100	812,396
Aspen Pharmacare Holdings Ltd.	57,400	276,247
Aveng Ltd.	142,600	392,056
Exxaro Resources Ltd.	82,400	602,151
FirstRand Ltd.	478,700	609,300
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	49,300	539,342
MTN Group Ltd.	174,400	1,932,665
Mvelaphanda Resources Ltd. (a)	29,900	91,451
Naspers Ltd. Class N	30,400	513,351
Raubex Group Ltd.	135,500	257,414
Sasol Ltd. sponsored ADR	23,900	691,905
Truworths International Ltd.	56,400	191,254
TOTAL SOUTH AFRICA		7,935,567
Taiwan - 6.0%
Acer, Inc.	346,000	519,994
Asia Cement Corp.	581,000	503,356
Hon Hai Precision Industry Co. Ltd. (Foxconn)	490,000	1,107,500
HTC Corp.	73,000	897,038
Innolux Display Corp.	362,000	352,559
Powertech Technology, Inc.	161,000	290,355
Taiwan Mobile Co. Ltd.	241,000	349,054
Taiwan Semiconductor Manufacturing Co. Ltd.	960,000	1,454,074
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	24,000	214,800
TOTAL TAIWAN		5,688,730
Common Stocks - continued
	Shares	Value
Thailand - 1.5%
PTT Exploration & Production PCL (For. Reg.)	221,700	$ 592,207
Siam Commercial Bank PCL (For. Reg.)	540,900	837,865
TOTAL THAILAND		1,430,072
Turkey - 2.0%
Anadolu Efes Biracilik ve Malt Sanyii AS	56,000	346,906
Asya Katilim Bankasi AS	442,000	295,074
Enka Insaat ve Sanayi AS	121,000	429,362
Tupras-Turkiye Petrol Rafinerileri AS	38,000	381,668
Turkiye Garanti Bankasi AS (a)	299,000	424,394
TOTAL TURKEY		1,877,404
United Kingdom - 1.3%
Cairn Energy PLC (a)	7,900	246,535
Randgold Resources Ltd. sponsored ADR	7,100	385,885
Standard Chartered PLC (Hong Kong)	23,600	285,315
Xstrata PLC	40,900	273,904
TOTAL UNITED KINGDOM		1,191,639
United States of America - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	18,300	697,413
TOTAL COMMON STOCKS (Cost $87,950,883)		93,447,346
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.52% (b) (Cost $2,879,139)	2,879,139	2,879,139
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $90,830,022)		96,326,485
NET OTHER ASSETS - (2.5)%		(2,353,374)
NET ASSETS - 100%		$ 93,973,111
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,904
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 96,326,485	$ 78,262,022	$ 18,064,463	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $87,950,883)	$ 93,447,346
Fidelity Central Funds (cost $2,879,139)	2,879,139
Total Investments (cost $90,830,022)		$ 96,326,485
Foreign currency held at value (cost $142)		142
Receivable for investments sold		208,141
Receivable for fund shares sold		8,549
Dividends receivable		369,287
Distributions receivable from Fidelity Central Funds		1,192
Total assets		96,913,796

Liabilities
Payable for investments purchased	$ 2,836,654
Payable for fund shares redeemed	51,264
Other payables and accrued expenses	52,767
Total liabilities		2,940,685

Net Assets		$ 93,973,111
Net Assets consist of:
Paid in capital		$ 88,520,396
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,452,715
Net Assets, for 903,541 shares outstanding		$ 93,973,111
Net Asset Value, offering price and redemption price per share ($93,973,111 ÷ 903,541 shares)		$ 104.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

For the period December 9, 2008 (commencement of operations) to March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 579,258
Interest		240
Income from Fidelity Central Funds		4,904
		584,402
Less foreign taxes withheld		(48,270)
Total income		536,132

Expenses
Custodian fees and expenses	$ 27,110
Independent directors' compensation	163
Total expenses before reductions	27,273
Expense reductions	(209)	27,064
Net investment income (loss)		509,068
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,679,411)
Foreign currency transactions	(253,878)
Total net realized gain (loss)		(1,933,289)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $33,318)	5,463,145
Assets and liabilities in foreign currencies	(10,430)
Total change in net unrealized appreciation (depreciation)		5,452,715
Net gain (loss)		3,519,426
Net increase (decrease) in net assets resulting from operations		$ 4,028,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period December 9, 2008 (commencement of operations) to March 31, 2009 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 509,068
Net realized gain (loss)	(1,933,289)
Change in net unrealized appreciation (depreciation)	5,452,715
Net increase (decrease) in net assets resulting from operations	4,028,494
Distributions to partners from net investment income	(398,919)
Affiliated share transactions Proceeds from sales of shares	90,532,661
Reinvestment of distributions	99,813
Cost of shares redeemed	(288,938)
Net increase (decrease) in net assets resulting from share transactions	90,343,536
Total increase (decrease) in net assets	93,973,111

Net Assets
Beginning of period	-
End of period	$ 93,973,111
Other Information Shares
Sold	905,393
Issued in reinvestment of distributions	980
Redeemed	(2,832)
Net increase (decrease)	903,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended March 31, 2009 G

(Unaudited)

Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.58
Net realized and unrealized gain (loss)	3.88
Total from investment operations	4.46
Distributions to partners from net investment income	(.45)
Net asset value, end of period	$ 104.01
Total Return B, C	4.49%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 93,973
Portfolio turnover rate F	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 9, 2008 (commencement of operations) to March 31, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into the Fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,291,355
Unrealized depreciation	(3,906,794)
Net unrealized appreciation (depreciation)	$ 5,384,561
Cost for federal income tax purposes	$ 90,941,924

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $118,804,920 and $29,176,119, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $163.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $46.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Equity Central Fund

On September 17, 2008, the Board of Directors, including the Independent Directors (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute and relative investment performance. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's management fee and projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the approval of Advisory Contracts because the fund pays no advisory fees and FMR bears all other expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received additional information on the benefits of pooled investments such as the fund. The Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis. The Board noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as portfolio transaction costs are likely to be lower and, for investing funds with smaller allocations, the fund can provide better diversification by taking advantage of the larger asset base in a centralized fund.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Fidelity® Floating Rate
Central Fund

Semiannual Report

March 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

FR1-SANN-0509
1.814673.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Actual	.0003%	$ 1,000.00	$ 869.40	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.93	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Rounds to less than $.01.

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	3.9	3.5
Texas Competitive Electric Holdings Co. LLC	3.9	4.0
Charter Communications Operating LLC	2.7	2.3
Digicel International Finance Ltd.	2.6	0.8
Thomson Learning, Inc.	1.6	1.2
	14.7
Top Five Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	12.3	11.7
Telecommunications	10.1	7.4
Electric Utilities	8.2	7.7
Technology	6.5	8.3
Cable TV	6.3	5.1
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
BBB 3.4%	BBB 2.6%
BB 34.8%	BB 38.7%
B 37.4%	B 38.9%
CCC,CC,C 4.6%	CCC,CC,C 3.7%
D 0.2%	D 0.0%
Not Rated 15.3%	Not Rated 12.5%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Floating Rate Loans 91.8%		Floating Rate Loans 90.5%
	Nonconvertible Bonds 3.9%		Nonconvertible Bonds 5.9%
	Interfund Loans 0.0%		Interfund Loans 1.5%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	5.2%	** Foreign investments	5.0%

Semiannual Report

Investments March 31, 2009

Showing Percentage of Net Assets

Floating Rate Loans (d) - 91.8%
	Principal Amount	Value
Aerospace - 0.7%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 2.52% 5/11/14 (c)	$ 1,102,835	$ 749,928
Tranche 2LN, term loan 5.52% 5/11/15 pay-in-kind (c)	860,000	301,000
Sequa Corp. term loan 3.7614% 12/3/14 (c)	7,664,215	4,176,997
TransDigm, Inc. term loan 3.2269% 6/23/13 (c)	9,760,000	8,832,800
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 2.77% 9/29/13 (c)	1,556,000	1,260,360
Tranche 2LN, term loan 6.27% 3/28/14 (c)	570,000	407,550
		15,728,635
Air Transportation - 1.6%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.5026% 4/30/12 (c)	9,860,978	7,445,038
Tranche 2LN, term loan 3.7575% 4/30/14 (c)	13,752,221	6,050,977
Northwest Airlines, Inc. term loan 2.57% 12/31/10 (c)	18,326,328	16,310,432
United Air Lines, Inc. Tranche B, term loan 2.5625% 2/1/14 (c)	11,450,770	5,381,862
		35,188,309
Automotive - 3.6%
AM General LLC:
term loan 6.2725% 4/17/12 (c)	27,180,215	14,949,118
Tranche B, term loan 4.149% 9/30/13 (c)	10,194,003	8,868,782
3.5231% 9/30/12 (c)	444,716	386,903
Federal-Mogul Corp.:
Tranche B, term loan 2.4468% 12/27/14 (c)	3,118,784	1,512,610
Tranche C, term loan 2.4975% 12/27/15 (c)	1,591,216	771,740
General Motors Corp. term loan 8% 11/29/13 (c)	31,671,441	12,985,291
Navistar International Corp.:
term loan 3.7681% 1/19/12 (c)	26,902,333	20,714,797
Credit-Linked Deposit 4.1482% 1/19/12 (c)	9,782,667	7,532,653
Oshkosh Co. Tranche B, term loan 7.0593% 12/6/13 (c)	8,644,272	6,396,761
Rexnord Corp. Tranche B, term loan 3.3882% 7/19/13 (c)	4,740,820	3,508,207
Visteon Corp. term loan 4.426% 6/13/13 (c)	20,445,000	2,862,300
		80,489,162
Floating Rate Loans (d) - continued
	Principal Amount	Value
Broadcasting - 2.5%
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (c)	$ 9,028,511	$ 4,514,256
Nexstar Broadcasting, Inc. Tranche B, term loan 2.6288% 10/1/12 (c)	5,389,816	2,694,908
Univision Communications, Inc. Tranche 1LN, term loan 2.7681% 9/29/14 (c)	40,335,000	21,175,875
VNU, Inc. term loan 2.5331% 8/9/13 (c)	35,178,580	27,703,132
		56,088,171
Cable TV - 6.2%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (c)	75,166,166	61,636,256
CSC Holdings, Inc. Tranche B, term loan 2.3066% 3/31/13 (c)	38,498,187	35,033,350
Discovery Communications, Inc. term loan 3.22% 5/14/14 (c)	14,769,158	13,643,010
Liberty Cablevision of Puerto Rico LTC term loan 2.5563% 6/15/14 (c)	2,014,125	966,780
San Juan Cable, Inc. Tranche 1, term loan 2.51% 10/31/12 (c)	5,367,382	3,864,515
UPC Broadband Holding BV Tranche N1, term loan 2.2469% 12/31/14 (c)	27,628,990	24,175,366
		139,319,277
Capital Goods - 1.6%
Amsted Industries, Inc.:
term loan 3.1239% 4/5/13 (c)	3,529,173	3,176,256
Tranche DD, term loan 3.243% 4/5/13 (c)	2,283,416	2,055,075
Baker Tanks, Inc. Tranche C, term loan 2.7885% 5/8/14 (c)	1,454,100	872,460
Chart Industries, Inc. Tranche B, term loan 2.5% 10/17/12 (c)	226,667	198,333
Dresser, Inc.:
Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (c)	15,330,000	6,132,000
Tranche B 1LN, term loan 3.4561% 5/4/14 (c)	8,108,052	6,081,039
EnergySolutions, Inc.:
Credit-Linked Deposit 2.77% 6/7/13 (c)	415,935	366,023
term loan 4.15% 6/7/13 (c)	10,312,533	9,075,029
Kinetek Industries, Inc. Tranche B, term loan 3.0181% 11/10/13 (c)	1,186,736	593,368
Polypore, Inc. Tranche B, term loan 2.48% 7/3/14 (c)	10,004,186	7,203,014
		35,752,597
Floating Rate Loans (d) - continued
	Principal Amount	Value
Chemicals - 1.4%
Celanese Holding LLC term loan 2.935% 4/2/14 (c)	$ 6,885,000	$ 5,852,250
Lyondell Chemical Co. term loan:
5.94% 12/15/09 (c)	2,626,709	1,392,156
6.7039% 12/20/13 (c)	6,278,384	1,506,812
9.1679% 12/15/09 (c)(e)	13,946,709	13,667,775
Solutia, Inc. term loan 8.5% 2/28/14 (c)	12,275,284	8,163,064
		30,582,057
Consumer Products - 1.9%
Amscan Holdings, Inc. term loan 3.6499% 5/25/13 (c)	6,399,400	4,991,532
Fender Musical Instrument Corp.:
term loan 3.47% 6/9/14 (c)	6,157,000	2,462,800
Tranche DD, term loan 2.75% 6/9/14 (c)	3,117,667	1,247,067
Huish Detergents, Inc. Tranche B 1LN, term loan 2.27% 4/26/14 (c)	19,522,388	16,789,254
Jarden Corp.:
term loan 2.975% 1/24/12 (c)	4,946,458	4,526,009
Tranche B2, term loan 1.7609% 1/24/12 (c)	1,275,774	1,167,333
KIK Custom Products, Inc. Tranche 1LN, term loan 2.78% 5/31/14 (c)	5,875,711	2,820,341
Simmons Bedding Co. Tranche D, term loan 10.5% 12/19/11 (c)	4,461,139	3,368,160
Sports Authority, Inc. Tranche B, term loan 3.2274% 5/3/13 (c)	20,932,207	5,651,696
		43,024,192
Containers - 1.8%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (c)	16,957,969	14,244,694
Crown Holdings, Inc.:
term loan B 2.3063% 11/15/12 (c)	1,940,000	1,804,200
Tranche B, term loan 2.3063% 11/15/12 (c)	11,009,500	10,238,835
Owens-Brockway Glass Container, Inc. Tranche B, term loan 2.0556% 6/14/13 (c)	16,328,048	15,021,804
		41,309,533
Diversified Financial Services - 4.1%
AlixPartners LLP Tranche B, term loan 3.0486% 10/12/13 (c)	17,388,892	15,650,003
AX Acquisition Corp. Tranche B1, term loan 4.4671% 8/15/14 (c)	7,709,754	4,780,047
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 4.56% 8/3/12 (c)	19,512,211	10,146,350
Floating Rate Loans (d) - continued
	Principal Amount	Value
Diversified Financial Services - continued
DaimlerChrysler Financial Services: - continued
Tranche 2LN, term loan 7.06% 8/3/13 (c)	$ 4,770,000	$ 1,264,050
Lender Processing Services, Inc. Tranche B, term loan 3.0181% 6/18/14 (c)	8,292,338	7,981,375
LPL Investment Holdings, Inc. Tranche D, term loan 2.6932% 6/28/13 (c)	9,775,500	7,918,155
Nuveen Investments, Inc. term loan 3.532% 11/13/14 (c)	18,984,121	10,441,266
Royalty Pharma Finance Trust Tranche B, term loan 3.47% 4/16/13 (c)	26,966,001	24,943,551
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.22% 12/15/11 (c)	584,903	520,564
Credit-Linked Deposit 3.22% 12/15/13 (c)	1,865,840	1,660,598
Tranche 1LN, term loan 2.5181% 12/15/13 (c)	5,470,684	4,868,909
Tranche 2LN, term loan 4.7681% 12/15/14 (c)	3,280,000	2,296,000
		92,470,868
Diversified Media - 0.6%
Advanstar, Inc. Tranche 1LN, term loan 3.47% 5/31/14 (c)	4,706,175	1,647,161
Advantage Sales & Marketing LLC term loan 2.5126% 3/29/13 (c)	2,208,444	1,805,403
Affinion Group, Inc. Tranche B, term loan 3.7227% 10/17/12 (c)	4,072,695	3,380,337
Muzak Holdings LLC term loan 6% 1/15/09 (a)(c)	4,861,461	3,889,169
NextMedia Operating, Inc. Tranche 2, term loan 9.17% 11/15/13 (c)	3,022,975	483,676
Quebecor Media, Inc. Tranche B, term loan 3.0944% 1/17/13 (c)	2,502,600	2,177,262
		13,383,008
Electric Utilities - 8.2%
AES Corp. term loan 5.0813% 8/10/11 (c)	2,825,000	2,599,000
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.52% 3/30/12 (c)	2,375,034	1,508,147
term loan 4.22% 3/30/14 (c)	11,006,896	6,989,379
Bicent Power LLC Tranche 2LN, term loan 5.22% 12/31/14 (c)	7,570,000	4,542,000
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (c)	26,380,939	20,181,418
Coleto Creek WLE LP:
LOC 3.97% 6/28/13 (c)	1,320,695	898,073
term loan 3.7706% 6/28/13 (c)	4,510,921	3,067,427
Floating Rate Loans (d) - continued
	Principal Amount	Value
Electric Utilities - continued
Dynegy Holdings, Inc. Revolving Credit-Linked Deposit 2.02% 4/2/13 (c)	$ 3,000,000	$ 2,625,000
Energy Investors Funds term loan 2.3056% 4/11/14 (c)	3,821,128	3,247,959
MACH Gen LLC Credit-Linked Deposit 3.4675% 2/22/13 (c)	242,828	179,693
Mirant North America LLC term loan 2.2287% 1/3/13 (c)	11,628,549	10,523,837
Nebraska Energy, Inc. Tranche 2LN, term loan 5.75% 5/1/14 (c)	8,170,000	5,147,100
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (c)	22,773,337	20,496,004
Credit-Linked Deposit 2.62% 2/1/13 (c)	12,165,721	10,949,149
NSG Holdings LLC:
term loan 2.82% 6/15/14 (c)	2,128,817	1,873,359
Credit-Linked Deposit 2.82% 6/15/14 (c)	338,139	297,562
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 4.033% 10/10/14 (c)	18,557,976	12,155,474
Tranche B2, term loan 4.033% 10/10/14 (c)	96,455,958	63,178,653
Tranche B3, term loan 4.033% 10/10/14 (c)	18,572,177	12,164,776
		182,624,010
Energy - 2.0%
Alon USA, Inc. term loan 2.9837% 8/4/13 (c)	2,120,050	742,018
Antero Resources Corp. Tranche 2LN, term loan 5.94% 4/12/14 (c)	10,000,000	4,000,000
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (c)	810,811	583,784
Tranche D, term loan 8.7498% 12/28/13 (c)	2,611,446	1,880,241
Compagnie Generale de Geophysique SA term loan 4.5937% 1/12/14 (c)	4,202,387	3,677,089
Helix Energy Solutions Group, Inc. term loan 2.9404% 7/1/13 (c)	2,503,060	1,877,295
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 3.75% 11/1/13 (c)	12,320,733	10,595,831
Tranche B, Credit-Linked Deposit 4% 11/1/13 (c)	1,587,480	1,365,232
Quicksilver Resources, Inc. Tranche 2LN, term loan 7.75% 8/8/13 (c)	11,799,930	8,731,948
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 3.22% 10/31/12 (c)	1,677,696	1,358,934
term loan 2.5266% 10/31/12 (c)	2,902,694	2,351,182
Venoco, Inc. Tranche 2LN, term loan 5.25% 5/7/14 (c)	5,093,201	2,648,464
Western Refining, Inc. term loan 8.25% 5/30/14 (c)	5,911,843	3,931,375
		43,743,393
Floating Rate Loans (d) - continued
	Principal Amount	Value
Entertainment/Film - 1.3%
LodgeNet Entertainment Corp. term loan 3.1688% 4/4/14 (c)	$ 5,120,869	$ 2,918,895
MGM Holdings II, Inc.:
term loan 3.7681% 4/8/12 (c)	5,539,951	2,492,978
Tranche B, term loan 3.7681% 4/8/12 (c)	23,237,051	10,456,673
National CineMedia LLC term loan 3.08% 2/13/15 (c)	16,210,000	13,778,500
		29,647,046
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.5696% 3/30/14 (c)	216,150	129,690
Food and Drug Retail - 1.6%
GNC Corp. term loan 3.193% 9/16/13 (c)	21,714,852	15,851,842
Rite Aid Corp. Tranche ABL, term loan 2.2801% 6/4/14 (c)	31,092,268	20,909,550
		36,761,392
Food/Beverage/Tobacco - 2.5%
Advance Food Co.:
Tranche 1LN, term loan 2.27% 3/16/14 (c)	2,266,783	1,360,070
Tranche DD 1LN, term loan 2.27% 3/16/14 (c)	195,779	117,467
Bolthouse Farms, Inc. Tranche 1, term loan 2.75% 12/16/12 (c)	4,170,511	3,503,229
Culligan International Co. Tranche 1LN, term loan 3.0534% 11/24/12 (c)	9,753,384	5,071,760
Dean Foods Co. Tranche B, term loan 2.7144% 4/2/14 (c)	15,630,380	13,989,190
Jetro Holdings, Inc. term loan 2.8144% 7/2/14 (c)	18,748,781	16,686,415
Wm. Wrigley Jr. Co. Tranche B, term loan 6.5% 10/6/14 (c)	14,733,500	14,475,664
		55,203,795
Gaming - 2.9%
Centaur Gaming LLC:
Tranche 1LN, term loan 9.25% 10/30/12 (c)	6,925,467	3,809,007
Tranche 2LN, term loan 13.25% 10/30/12 (c)	4,631,217	926,243
Fantasy Springs Resort Casino term loan 7.9963% 8/6/12 (c)	7,190,000	3,595,000
Greenwood Racing, Inc. term loan 2.77% 11/28/11 (c)	6,939,481	5,690,374
Harrah's Entertainment, Inc. Tranche B1, term loan 4.1529% 1/28/15 (c)	7,425,000	4,380,750
Kerzner International Ltd.:
term loan 4.4421% 9/1/13 (c)	28,483,562	11,393,425
Class DD, term loan 4.104% 9/1/13 (c)	14,560,409	5,824,164
Floating Rate Loans (d) - continued
	Principal Amount	Value
Gaming - continued
PITG Gaming Investor Holdings LLC Tranche 1LN, term loan 9.25% 2/19/13 (c)	$ 5,650,000	$ 3,955,000
Venetian Macau Ltd. Tranche B, term loan:
2.73% 5/26/13 (c)	13,577,662	8,757,592
2.77% 5/26/12 (c)	7,752,589	5,000,420
Venetian Macau US Finance, Inc. Tranche B, term loan 2.77% 5/25/13 (c)	19,550,730	12,610,221
		65,942,196
Healthcare - 12.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.5463% 2/7/12 (c)	8,609,250	7,705,279
Community Health Systems, Inc.:
term loan 3.4413% 7/25/14 (c)	34,611,683	29,766,048
Tranche DD, term loan 2.7681% 7/25/14 (c)	1,766,321	1,519,036
Concentra Operating Corp. Tranche B 1LN, term loan 3.47% 6/25/14 (c)	6,865,095	4,050,406
DaVita, Inc. Tranche B1, term loan 2.2611% 10/5/12 (c)	9,045,432	8,412,252
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (c)	7,334,059	7,260,718
Tranche B 2LN, term loan 6.75% 9/10/14 (c)	3,950,941	3,911,432
Golden Gate National Senior Care LLC:
Tranche 1, term loan 3.2681% 3/14/11 (c)	3,203,788	2,755,258
Tranche 2, term loan 8.2681% 9/14/11 (c)	5,560,000	3,614,000
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 3.2681% 5/3/12 (c)	3,861,836	2,548,812
Tranche B 2LN, term loan 7.0181% 5/3/13 (c)	5,945,000	1,575,425
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (c)	103,356,233	87,594,394
HealthSouth Corp. term loan 3.0494% 3/10/13 (c)	7,727,813	6,742,516
Hologic, Inc. Tranche B, term loan 3.875% 3/31/13 (c)	3,854,481	3,623,212
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 2.886% 6/26/14 (c)	20,321,358	17,628,778
Invitrogen Corp. Tranche B, term loan 5.25% 9/19/15 (c)	6,502,325	6,421,046
Manor Care, Inc. term loan 3.0317% 12/21/14 (c)	9,434,984	6,887,538
Mylan, Inc. Tranche B, term loan 4.3671% 10/2/14 (c)	19,384,638	17,930,790
National Renal Institutes, Inc. term loan 6.25% 3/31/13 (c)	9,225,037	5,073,770
PTS Acquisition Corp. term loan 2.7681% 4/10/14 (c)	15,937,937	9,801,831
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 3.4993% 6/15/14 (c)	20,934,109	14,025,853
Tranche 2LN, term loan 6.8325% 6/15/15 (c)	8,000,000	4,400,000
Floating Rate Loans (d) - continued
	Principal Amount	Value
Healthcare - continued
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 3.22% 4/19/13 (c)	$ 1,903,817	$ 1,637,283
Tranche B, term loan 3.2628% 4/19/14 (c)	9,042,555	7,776,597
Team Health, Inc. term loan 3.2429% 11/22/12 (c)	6,407,222	4,485,056
U.S. Oncology, Inc. Tranche C, term loan 4.5613% 8/20/11 (c)	501,468	466,365
VWR Funding, Inc. term loan 3.0181% 6/29/14 (c)	10,000,000	8,125,000
		275,738,695
Homebuilding/Real Estate - 1.4%
Capital Automotive (REIT) Tranche B, term loan 2.25% 12/16/10 (c)	15,577,382	8,256,013
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (c)	8,577,273	6,004,091
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (c)	13,560,526	2,406,993
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (c)	3,930,449	2,318,965
Tranche B, term loan 3.5182% 10/10/13 (c)	14,598,810	8,613,298
Tishman Speyer Properties term loan 2.3% 12/27/12 (c)	7,780,000	3,501,000
		31,100,360
Hotels - 0.1%
Fontainebleau Florida Hotel LLC:
Tranche B, term loan 4.5266% 6/6/14 (c)	4,615,708	692,356
Tranche DD, term loan 5.25% 6/6/14 (c)	2,307,854	346,178
		1,038,534
Insurance - 0.2%
USI Holdings Corp. Tranche B, term loan 3.97% 5/4/14 (c)	8,409,854	4,793,617

Leisure - 2.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3.4891% 6/8/12 (c)	6,875,512	3,437,756
AMF Bowling Worldwide, Inc. Tranche B, term loan 3.7781% 6/8/13 (c)	4,792,480	2,635,864
Intrawest Resorts term loan 8.02% 10/23/09 (c)	13,870,856	6,935,428
London Arena & Waterfront Finance LLC Tranche A, term loan 3.7838% 3/8/12 (c)	2,844,116	2,218,411
Six Flags, Inc. Tranche B, term loan 3.022% 4/30/15 (c)	11,863,991	7,830,234
Floating Rate Loans (d) - continued
	Principal Amount	Value
Leisure - continued
Southwest Sports Group, Inc. Tranche B, term loan 3.75% 12/22/10 (c)	$ 14,600,000	$ 7,300,000
Universal City Development Partners Ltd. term loan 6% 6/9/11 (c)	16,599,366	15,022,426
		45,380,119
Metals/Mining - 0.6%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 2.75% 10/26/12 (c)	1,091,025	981,923
Compass Minerals Tranche B, term loan 2.4174% 12/22/12 (c)	4,039,441	3,635,497
Oxbow Carbon LLC:
Tranche B, term loan 2.8019% 5/8/14 (c)	10,162,877	7,317,271
Tranche DD, term loan 2.5181% 5/8/14 (c)	731,614	526,762
		12,461,453
Paper - 1.7%
Domtar Corp. Tranche B, term loan 1.9081% 3/7/14 (c)	4,282,371	3,640,016
Georgia-Pacific Corp. Tranche B1, term loan 3.2584% 12/20/12 (c)	18,175,378	16,130,648
Graphic Packaging International, Inc. Tranche C, term loan 3.896% 5/16/14 (c)	9,497,583	8,357,873
NewPage Corp. term loan 4.8072% 12/21/14 (c)	11,095,983	7,434,309
Smurfit-Stone Container Enterprises, Inc. term loan 3.0767% 11/11/11 (c)	3,475,262	2,337,114
		37,899,960
Publishing/Printing - 3.5%
Cenveo Corp.:
term loan 2.9769% 6/21/13 (c)	17,080,017	11,614,411
Tranche DD, term loan 2.9769% 6/21/13 (c)	471,891	320,886
Getty Images, Inc. term loan 6.25% 7/2/15 (c)	11,035,313	10,649,077
Idearc, Inc. term loan 3.22% 11/17/14 (c)	3,979,644	1,512,265
Newsday LLC term loan:
6.5944% 8/1/13 (c)	4,000,000	3,580,000
9.75% 8/1/13	8,000,000	7,380,000
The Reader's Digest Association, Inc. term loan 3.2874% 3/2/14 (c)	6,944,339	1,736,085
Thomson Learning, Inc. term loan 3.02% 7/5/14 (c)	52,411,824	35,771,070
Tribune Co. term loan 7.0838% 6/4/09 (a)(c)	8,655,238	2,250,362
Yell Group PLC Tranche B1, term loan 3.5181% 2/10/13 (c)	7,120,000	3,702,400
		78,516,556
Floating Rate Loans (d) - continued
	Principal Amount	Value
Railroad - 0.4%
Helm Holding Corp. Tranche 1, term loan 2.7899% 7/8/11 (c)	$ 1,079,318	$ 874,248
Kansas City Southern Railway Co. Tranche B, term loan 2.829% 4/28/13 (c)	10,933,419	9,074,738
		9,948,986
Restaurants - 0.6%
Arby's Restaurant Group, Inc. Tranche B, term loan 6.25% 7/25/12 (c)	4,524,992	4,049,868
Del Taco Tranche B, term loan 9.75% 3/29/13 (c)	5,302,557	1,908,921
NPC International, Inc. term loan 2.7534% 5/3/13 (c)	2,130,093	1,767,977
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 3.6816% 6/14/13 (c)	802,388	437,302
term loan 2.8172% 6/14/14 (c)	9,115,222	4,967,796
		13,131,864
Services - 4.7%
Adesa, Inc. term loan 3.1439% 10/20/13 (c)	7,787,869	5,490,447
Affinion Group Holdings, Inc. term loan 8.5225% 3/1/12 (c)	5,000,000	2,210,939
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (c)	1,370,439	1,158,021
term loan 3.095% 1/26/14 (c)	21,567,405	18,224,457
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.93% 4/19/12 (c)	5,202,437	2,185,024
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 3.514% 2/7/14 (c)	2,004,100	1,122,296
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.4994% 5/28/15 (c)	2,580,499	1,909,569
Central Parking Corp.:
Credit-Linked Deposit 2.81% 5/22/14 (c)	3,236,777	2,233,376
Tranche 2LN, term loan 5.125% 11/22/14 (c)	1,950,000	975,000
Tranche B 1LN, term loan 2.8125% 5/22/14 (c)	4,497,851	3,103,518
Coinmach Service Corp. Tranche B, term loan 4.26% 11/20/14 (c)	14,413,246	9,656,875
Educate, Inc.:
Tranche 1LN, term loan 3.7398% 6/14/13 (c)	617,698	420,035
Tranche 2LN, term loan 6.47% 6/14/14 (c)	2,700,000	945,000
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 3.25% 6/1/13 (c)	11,010,858	9,249,121
Florida Career College Holdings, Inc. Tranche B, term loan 3.2681% 6/7/13 (c)	8,296,647	6,305,452
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (c)	2,898,844	2,174,133
Floating Rate Loans (d) - continued
	Principal Amount	Value
Services - continued
Hertz Corp.: - continued
Tranche B, term loan 2.2979% 12/21/12 (c)	$ 19,576,664	$ 14,682,498
Rural/Metro Corp.:
Credit-Linked Deposit 4.04% 3/4/11 (c)	6,259,635	5,492,830
term loan 6.2039% 3/4/11 (c)	8,154,117	7,155,238
Sedgwick CMS Holdings, Inc. Tranche B, term loan 2.7681% 1/31/13 (c)	1,208,459	996,979
West Corp. term loan 2.89% 10/24/13 (c)	11,670,575	8,782,107
		104,472,915
Specialty Retailing - 1.2%
Burlington Coat Factory Warehouse Corp. term loan 2.77% 5/28/13 (c)	4,848,928	2,085,039
Claire's Stores, Inc. term loan 3.4581% 5/29/14 (c)	7,102,079	2,698,790
Michaels Stores, Inc. term loan 2.7582% 10/31/13 (c)	10,806,533	6,024,642
Sally Holdings LLC Tranche B, term loan 3.0601% 11/16/13 (c)	9,460,039	8,041,033
Toys 'R' US, Inc. term loan 3.5088% 12/8/09 (c)	19,145,534	8,711,218
		27,560,722
Steels - 0.3%
Edgen Murray Corp. term loan 3.7873% 5/11/14 (c)	9,333,750	5,133,563
Tube City IMS Corp.:
term loan 3.22% 1/25/14 (c)	4,582,884	2,062,298
Revolving Credit-Linked Deposit 3.22% 1/25/14 (c)	566,838	255,077
		7,450,938
Super Retail - 1.5%
Dollar General Corp.:
Tranche B1, term loan 3.6085% 7/6/14 (c)	16,060,000	14,132,800
Tranche B2, term loan 3.2681% 7/6/14 (c)	6,740,000	5,762,700
Harbor Freight Tools USA, Inc. Tranche C, term loan 9.75% 2/12/13 (c)	1,109,235	776,465
J. Crew Group, Inc. term loan 2.3125% 5/15/13 (c)	3,042,105	2,509,737
PETCO Animal Supplies, Inc. term loan 3.2197% 10/26/13 (c)	10,850,250	9,331,215
		32,512,917
Technology - 6.2%
Affiliated Computer Services, Inc.:
term loan 2.52% 3/20/13 (c)	8,437,209	7,888,790
Tranche B2, term loan 2.5406% 3/20/13 (c)	6,255,339	5,848,742
First Data Corp. Tranche B3, term loan 3.2717% 9/24/14 (c)	2,955,000	1,987,238
Floating Rate Loans (d) - continued
	Principal Amount	Value
Technology - continued
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (c)	$ 26,099,259	$ 16,834,022
Tranche B-A1, term loan 3.3444% 10/1/14 (c)	7,499,787	4,837,363
Freescale Semiconductor, Inc. term loan 2.2469% 12/1/13 (c)	40,488,781	16,701,622
Information Resources, Inc. Tranche B, term loan 3.0018% 5/16/14 (c)	4,014,800	2,609,620
Intergraph Corp.:
Tranche 1LN, term loan 3.2563% 5/29/14 (c)	16,832,753	14,307,840
Tranche 2LN, term loan 6.7961% 11/29/14 (c)	3,950,000	3,219,250
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (c)	19,893,752	13,527,751
Tranche 2LN, term loan 6.97% 6/11/15 (c)	30,920,000	13,914,000
Macrovision Solutions Corp. Tranche B, term loan 6% 5/1/13 (c)	5,496,946	5,359,522
Serena Software, Inc. term loan 2.5075% 3/10/13 (c)	7,013,333	4,225,533
SunGard Data Systems, Inc. term loan 2.6955% 2/28/14 (c)	32,739,399	27,992,186
		139,253,479
Telecommunications - 9.7%
Asurion Corp.:
Tranche 1LN, term loan 3.8133% 7/3/14 (c)	17,000,000	14,365,000
Tranche 2LN, term loan 7.0331% 7/3/15 (c)	5,000,000	3,625,000
Crown Castle International Corp. Tranche B, term loan 2.0181% 3/6/14 (c)	5,086,200	4,577,580
Digicel International Finance Ltd.:
term loan 3.75% 3/30/12 (c)	63,290,000	56,486,325
Tranche C, term loan 3.75% 3/23/12 (c)	2,825,000	2,521,313
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (c)	5,754,148	2,646,908
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (c)	42,923,189	30,904,696
Intelsat Ltd. Tranche B, term loan 3.925% 7/3/13 (c)	20,603,502	18,749,187
Knology, Inc. term loan 2.7469% 6/30/12 (c)	9,086,933	7,633,024
Leap Wireless International, Inc. Tranche B, term loan 5.75% 6/16/13 (c)	7,584,758	7,167,596
Level 3 Financing, Inc. term loan 3.3091% 3/13/14 (c)	24,770,000	18,701,350
MetroPCS Wireless, Inc. Tranche B, term loan 3.2131% 11/3/13 (c)	5,934,032	5,370,299
NTELOS, Inc. Tranche B1, term loan 2.77% 8/24/11 (c)	7,355,471	6,877,365
Nuvox, Inc. Tranche B, term loan 3.8063% 5/31/14 (c)	3,202,950	2,690,478
Floating Rate Loans (d) - continued
	Principal Amount	Value
Telecommunications - continued
PanAmSat Corp.:
Tranche B2 A, term loan 3.925% 1/3/14 (c)	$ 6,908,371	$ 6,027,553
Tranche B2 B, term loan 3.925% 1/3/14 (c)	6,906,277	6,025,727
Tranche B2 C, term loan 3.925% 1/3/14 (c)	6,906,277	6,025,727
Telesat Holding, Inc. term loan:
4.1599% 10/31/14 (c)	4,195,854	3,692,352
4.22% 10/31/14 (c)	359,626	316,471
Wind Telecomunicazioni SpA term loan 8.3925% 12/21/11 pay-in-kind (c)	9,498,305	6,491,599
Windstream Corp. Tranche B1, term loan 2.59% 7/17/13 (c)	7,232,292	6,581,385
		217,476,935
Textiles & Apparel - 0.9%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.9751% 9/5/13 (c)	5,870,179	5,620,696
Iconix Brand Group, Inc. term loan 3.47% 4/30/13 (c)	10,920,247	8,244,787
Levi Strauss & Co. term loan 2.8056% 4/4/14 (c)	11,550,000	6,525,750
		20,391,233
TOTAL FLOATING RATE LOANS (Cost $2,705,218,149)		2,056,516,614
Nonconvertible Bonds - 3.9%
Automotive - 0.5%
Ford Motor Credit Co. LLC 5.5444% 4/15/09 (c)	7,310,000	7,163,800
GMAC LLC 2.4875% 5/15/09 (c)	4,220,000	3,966,800
		11,130,600
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10 (a)	1,760,000	1,575,200
Capital Goods - 0.1%
Esco Corp. 5.195% 12/15/13 (b)(c)	5,250,000	3,202,500
Energy - 0.4%
Energy Partners Ltd. 6.2194% 4/15/13 (c)	7,500,000	1,725,000
SandRidge Energy, Inc. 5.06% 4/1/14 (c)	12,000,000	7,080,000
		8,805,000
Gaming - 0.3%
Chukchansi Economic Development Authority 6.095% 11/15/12 (b)(c)	8,886,000	1,843,845
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
MGM Mirage, Inc. 13% 11/15/13 (b)	$ 4,720,000	$ 3,469,200
Snoqualmie Entertainment Authority 5.3838% 2/1/14 (b)(c)	3,985,000	996,250
		6,309,295
Insurance - 0.1%
USI Holdings Corp. 5.1125% 11/15/14 (b)(c)	3,050,000	1,433,500
Leisure - 0.1%
Universal City Florida Holding Co. I/II 5.92% 5/1/10 (c)	9,990,000	3,496,500
Metals/Mining - 1.0%
FMG Finance Property Ltd. 5.2613% 9/1/11 (b)(c)	15,065,000	12,955,900
Freeport-McMoRan Copper & Gold, Inc. 7.0838% 4/1/15 (c)	9,420,000	7,700,850
Noranda Aluminium Acquisition Corp. 7.345% 5/15/15 pay-in-kind (c)	3,510,000	989,989
		21,646,739
Services - 0.4%
ARAMARK Corp. 4.67% 2/1/15 (c)	10,595,000	8,078,688
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.7375% 5/15/14 (c)	1,810,000	425,350
		8,504,038
Technology - 0.3%
Avago Technologies Finance Ltd. 6.7613% 6/1/13 (c)	1,000,000	802,500
Freescale Semiconductor, Inc. 5.195% 12/15/14 (c)	18,925,000	3,501,125
Nortel Networks Corp. 9.0025% 7/15/11 (a)(c)	8,680,000	1,562,400
NXP BV 3.8444% 10/15/13 (c)	13,280,000	2,124,800
		7,990,825
Telecommunications - 0.4%
Qwest Corp. 4.57% 6/15/13 (c)	10,540,000	9,038,050
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 5.6975% 12/15/14 (c)	6,590,000	4,349,400
TOTAL NONCONVERTIBLE BONDS (Cost $160,519,793)		87,481,647
Cash Equivalents - 4.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Government Obligations) # (Cost $92,564,000)	$ 92,564,399	$ 92,564,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,958,301,942)		2,236,562,261
NET OTHER ASSETS - 0.1%		3,292,769
NET ASSETS - 100%		$ 2,239,855,030
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,901,195 or 1.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,019,333 and $3,938,946, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$92,564,000 due 4/01/09 at 0.16%
BNP Paribas Securities Corp.	$ 62,618,234
ING Financial Markets LLC	3,109,380
J.P. Morgan Securities, Inc.	26,836,386
$ 92,564,000
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,236,562,261	$ -	$ 2,194,298,053	$ 42,264,208
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 6,327,200
Total Realized Gain (Loss)	(2,634,250)
Total Unrealized Gain (Loss)	(14,660,353)
Cost of Purchases	4,837,910
Proceeds of Sales	(11,933,305)
Amortization/Accretion	372,785
Transfer in/out of Level 3	59,954,221
Ending Balance	$ 42,264,208

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009

Assets
Investment in securities, at value (including repurchase agreements of $92,564,000) - See accompanying schedule: Unaffiliated issuers (cost $2,958,301,942)		$ 2,236,562,261
Cash		5,452,466
Receivable for investments sold		26,297,719
Receivable for fund shares sold		16,041
Interest receivable		14,107,670
Total assets		2,282,436,157

Liabilities
Payable for investments purchased	$ 34,756,837
Payable for fund shares redeemed	106,141
Distributions payable	7,715,958
Other payables and accrued expenses	2,191
Total liabilities		42,581,127

Net Assets		$ 2,239,855,030
Net Assets consist of:
Paid in capital		$ 2,961,594,711
Net unrealized appreciation (depreciation) on investments		(721,739,681)
Net Assets, for 31,475,602 shares outstanding		$ 2,239,855,030
Net Asset Value, offering price and redemption price per share ($2,239,855,030 ÷ 31,475,602 shares)		$ 71.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2009

Investment Income
Interest (including $35,025 from affiliated interfund lending)		$ 90,306,558

Expenses
Custodian fees and expenses	$ 3,738
Independent directors' compensation	7,553
Total expenses before reductions	11,291
Expense reductions	(11,291)	-
Net investment income		90,306,558
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(87,577,744)
Change in net unrealized appreciation (depreciation) on investment securities		(334,752,375)
Net gain (loss)		(422,330,119)
Net increase (decrease) in net assets resulting from operations		$ (332,023,561)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2009	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 90,306,558	$ 180,590,742
Net realized gain (loss)	(87,577,744)	(43,336,377)
Change in net unrealized appreciation (depreciation)	(334,752,375)	(318,978,918)
Net increase (decrease) in net assets resulting from operations	(332,023,561)	(181,724,553)
Distributions to partners from net investment income	(75,832,066)	(170,362,113)
Affiliated share transactions Proceeds from sales of shares	360,833,403	935,550,819
Reinvestment of distributions	23,368,443	23,902,858
Cost of shares redeemed	(270,224,655)	(465,772,263)
Net increase (decrease) in net assets resulting from share transactions	113,977,191	493,681,414
Total increase (decrease) in net assets	(293,878,436)	141,594,748

Net Assets
Beginning of period	2,533,733,466	2,392,138,718
End of period	$ 2,239,855,030	$ 2,533,733,466
Other Information Shares
Sold	5,188,286	10,310,565
Issued in reinvestment of distributions	339,491	263,367
Redeemed	(3,932,547)	(5,198,777)
Net increase (decrease)	1,595,230	5,375,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31,

Years ended September 30,

2009

2008

2007

2006

2005 F

Selected Per-Share Data
Net asset value, beginning of period	$ 84.80	$ 97.62	$ 100.32	$ 100.61	$ 100.00
Income from Investment Operations
Net investment income D	2.901	6.638	7.633	6.947	4.001
Net realized and unrealized gain (loss)	(14.095)	(13.134)	(2.728)	(.538)	.396
Total from investment operations	(11.194)	(6.496)	4.905	6.409	4.397
Distributions to partners from net investment income	(2.446)	(6.324)	(7.605)	(6.699)	(3.787)
Net asset value, end of period	$ 71.16	$ 84.80	$ 97.62	$ 100.32	$ 100.61
Total Return B,C	(13.06)%	(6.98)%	5.00%	6.57%	4.47%
Ratios to Average Net Assets G
Expenses before reductions	-% A,E	-% E	-% E	.01%	.03% A
Expenses net of fee waivers, if any	-% A,E	-% E	-% E	.01%	.03% A
Expenses net of all reductions	-% A,E	-% E	-% E	.01%	.03% A
Net investment income	8.37% A	7.18%	7.66%	6.94%	5.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,239,855	$ 2,533,733	$ 2,392,139	$ 1,545,370	$ 471,162
Portfolio turnover rate	28% A	30%	65%	43%	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period December 15, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Investment Income in the accompanying financial statements.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,579,603
Unrealized depreciation	(726,360,976)
Net unrealized appreciation (depreciation)	$ (704,781,373)
Cost for federal income tax purposes	$ 2,941,343,634

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with

Semiannual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Repurchase Agreements - continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $386,766,135 and $289,567,779, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 14,252,500.78%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $7,553.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,738.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2009, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the six months ended March 31, 2009 and for each of the three years in the period ended September 30, 2008 and for the period from December 15, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of March 31, 2009, by correspondence with the custodians, brokers and selling agent banks; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2009, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2009 and for the year ended September 30, 2008, and the financial highlights for the six months ended March 31, 2009 and for each of the three years in the period ended September 30, 2008 and for the period December 15, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2009

Semiannual Report

Fidelity® High Income
Central Fund 1

Semiannual Report

March 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

HP1-SANN-0509
1.807410.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Actual	.0037%	$ 1,000.00	$ 895.30	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.91	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2009
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	2.7	2.2
Chesapeake Energy Corp.	2.2	0.8
EchoStar Communications Corp.	2.0	0.9
Freeport-McMoRan Copper & Gold, Inc.	1.7	1.1
CSC Holdings, Inc.	1.7	1.4
	10.3
Top Five Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.9	7.0
Energy	10.4	11.1
Healthcare	9.8	6.1
Electric Utilities	8.2	7.3
Cable TV	6.8	4.5
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
AAA,AA,A 0.1%	AAA,AA,A 0.0%
BBB 4.3%	BBB 3.1%
BB 37.7%	BB 33.7%
B 39.3%	B 43.9%
CCC,CC,C 12.2%	CCC,CC,C 11.4%
D 0.1%	D 0.0%
Not Rated 1.6%	Not Rated 1.2%
Equities 0.5%	Equities 0.5%
Interfund Loans 0.0%	Interfund Loans 4.3%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of March 31, 2009 *		As of September 30, 2008 **
	Interfund Loans 0.0%		Interfund Loans 4.3%
	Nonconvertible Bonds 85.1%		Nonconvertible Bonds 84.6%
	Convertible Bonds, Preferred Stocks 0.9%		Convertible Bonds, Preferred Stocks 0.8%
	Common Stocks 0.4%		Common Stocks 0.4%
	Floating Rate Loans 9.3%		Floating Rate Loans 7.8%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 4.2%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	13.8%	** Foreign investments	16.9%

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.9%
	Principal Amount	Value
Convertible Bonds - 0.8%
Building Materials - 0.2%
General Cable Corp. 1% 10/15/12	$ 1,150,000	$ 816,960
Energy - 0.3%
Chesapeake Energy Corp. 2.5% 5/15/37	1,520,000	987,848
Homebuilding/Real Estate - 0.1%
Ventas, Inc. 3.875% 11/15/11 (d)	530,000	441,649
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	660,000	247,500
Lucent Technologies, Inc. 2.875% 6/15/25	400,000	186,624
		434,124
Telecommunications - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	360,000	346,536
TOTAL CONVERTIBLE BONDS		3,027,117
Nonconvertible Bonds - 85.1%
Aerospace - 1.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	380,000	361,000
BE Aerospace, Inc. 8.5% 7/1/18	675,000	562,781
Bombardier, Inc.:
6.3% 5/1/14 (d)	1,000,000	705,000
7.45% 5/1/34 (d)	695,000	403,100
L-3 Communications Corp.:
6.125% 7/15/13	275,000	262,625
6.375% 10/15/15	520,000	490,100
7.625% 6/15/12	1,415,000	1,418,538
Sequa Corp.:
11.75% 12/1/15 (d)	485,000	106,700
13.5% 12/1/15 pay-in-kind (d)	270,651	40,158
		4,350,002
Air Transportation - 1.8%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,123,500
6.977% 11/23/22	139,733	71,264
8.608% 10/1/12	390,000	273,000
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	526,261	394,696
7.73% 9/15/12	203,400	158,652
7.875% 7/2/18	367,798	205,967
8.388% 5/1/22	238,905	152,899
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass-thru trust certificates: - continued
9.558% 9/1/19	$ 666,535	$ 373,260
9.798% 4/1/21	4,133,479	2,232,079
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	1,145,000	1,036,225
8.021% 8/10/22	367,508	198,454
8.954% 8/10/14	366,823	223,762
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	280,000	161,000
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	676,123	351,584
		6,956,342
Auto Parts Distribution - 0.1%
PACCAR, Inc. 6.875% 2/15/14	325,000	338,481
Automotive - 0.6%
Ford Motor Co.:
7.45% 7/16/31	4,510,000	1,431,925
9.5% 9/15/11	110,000	50,050
Ford Motor Credit Co. LLC:
5.5444% 4/15/09 (e)	360,000	352,800
7.25% 10/25/11	160,000	113,913
7.375% 10/28/09	485,000	431,650
		2,380,338
Broadcasting - 0.0%
Nexstar Broadcasting, Inc.:
7% 1/15/14	17,000	5,100
7% 1/15/14 pay-in-kind (d)	52,527	11,819
		16,919
Building Materials - 0.5%
General Cable Corp. 7.125% 4/1/17	1,245,000	1,045,800
Owens Corning 6.5% 12/1/16	1,200,000	880,386
		1,926,186
Cable TV - 5.9%
Cablevision Systems Corp. 8% 4/15/12	140,000	135,800
Charter Communications Holdings I LLC:
9.92% 4/1/14 (b)	532,000	4,655
10% 5/15/14 (b)	165,000	1,444
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15 (b)	$ 1,230,000	$ 132,225
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (b)	760,000	684,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (d)	970,000	853,600
10.875% 9/15/14 (d)	800,000	776,000
CSC Holdings, Inc.:
6.75% 4/15/12	1,435,000	1,363,250
7.625% 4/1/11	1,115,000	1,106,638
8.5% 4/15/14 (d)	920,000	910,800
8.5% 6/15/15 (d)	800,000	782,000
8.625% 2/15/19 (d)	1,805,000	1,732,800
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	1,920,000	1,809,600
7.625% 5/15/16	890,000	867,750
8.375% 3/15/13	415,000	419,150
EchoStar Communications Corp.:
6.375% 10/1/11	4,255,000	4,106,075
7% 10/1/13	2,355,000	2,178,375
7.125% 2/1/16	1,225,000	1,099,438
Kabel Deutschland GmbH 10.625% 7/1/14	1,190,000	1,201,900
Time Warner Cable, Inc. 7.5% 4/1/14	1,320,000	1,345,856
Videotron Ltd.:
9.125% 4/15/18 (d)	625,000	634,375
9.125% 4/15/18 (d)	780,000	791,700
		22,937,431
Capital Goods - 1.6%
Case Corp. 7.25% 1/15/16	1,670,000	1,219,100
Leucadia National Corp.:
7% 8/15/13	60,000	48,600
7.125% 3/15/17	1,480,000	1,021,200
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	240,000	170,400
9.5% 8/1/14	145,000	114,550
11.75% 8/1/16	240,000	134,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Sensus Metering Systems, Inc. 8.625% 12/15/13	$ 2,235,000	$ 1,855,050
Terex Corp. 8% 11/15/17	2,190,000	1,746,525
		6,309,825
Chemicals - 1.3%
Airgas, Inc. 7.125% 10/1/18 (d)	990,000	940,500
Chemtura Corp. 6.875% 6/1/16 (b)	710,000	312,400
Huntsman LLC 11.5% 7/15/12	280,000	218,400
Momentive Performance Materials, Inc. 9.75% 12/1/14	885,000	261,075
Nalco Co. 7.75% 11/15/11	585,000	579,150
NOVA Chemicals Corp.:
5.72% 11/15/13 (e)	280,000	210,000
6.5% 1/15/12	1,780,000	1,566,400
Westlake Chemical Corp. 6.625% 1/15/16	1,250,000	843,750
		4,931,675
Consumer Products - 1.3%
Jostens Holding Corp. 10.25% 12/1/13	3,135,000	2,727,450
Revlon Consumer Products Corp. 9.5% 4/1/11	1,075,000	731,000
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,100,000	1,617,000
		5,075,450
Containers - 1.6%
Berry Plastics Corp. 5.8444% 2/15/15 (e)	770,000	565,950
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	240,000	239,400
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,755,000	2,286,650
8% 4/15/23	115,000	100,625
Greif, Inc. 6.75% 2/1/17	2,100,000	1,890,000
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	725,000	730,438
Owens-Illinois, Inc. 7.8% 5/15/18	460,000	437,000
		6,250,063
Diversified Financial Services - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	650,000	484,524
5.45% 9/15/20	270,000	197,838
Sprint Capital Corp. 8.75% 3/15/32	135,000	90,450
		772,812
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 2.2%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	$ 565,000	$ 355,950
7.25% 8/15/11	1,065,000	878,625
Lamar Media Corp.:
Series B, 6.625% 8/15/15	90,000	64,800
6.625% 8/15/15	1,200,000	876,000
9.75% 4/1/14 (d)	870,000	843,900
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	1,435,000	606,288
10% 8/1/14	1,605,000	1,396,350
11.625% 2/1/14 (d)	2,625,000	2,375,625
Quebecor Media, Inc.:
7.75% 3/15/16	490,000	369,950
7.75% 3/15/16	1,010,000	762,550
		8,530,038
Electric Utilities - 6.9%
AES Corp.:
7.75% 3/1/14	555,000	491,175
7.75% 10/15/15	1,405,000	1,222,350
8% 10/15/17	460,000	395,600
9.75% 4/15/16 (d)	700,000	660,625
Aquila, Inc. 11.875% 7/1/12 (e)	70,000	72,100
CMS Energy Corp. 6.3% 2/1/12	835,000	780,725
Dynegy Holdings, Inc. 8.375% 5/1/16	260,000	177,450
Edison Mission Energy:
7% 5/15/17	995,000	726,350
7.2% 5/15/19	1,315,000	913,925
7.625% 5/15/27	1,050,000	619,500
Energy Future Holdings:
10.875% 11/1/17	2,740,000	1,767,300
12% 11/1/17 pay-in-kind (e)	1,710,000	666,330
Intergen NV 9% 6/30/17 (d)	1,810,000	1,638,050
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	495,000	438,075
Mirant Americas Generation LLC:
8.3% 5/1/11	495,000	478,913
8.5% 10/1/21	1,640,000	1,205,400
9.125% 5/1/31	1,305,000	900,450
NiSource Finance Corp. 10.75% 3/15/16	775,000	784,570
NRG Energy, Inc.:
7.25% 2/1/14	3,780,000	3,553,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
NRG Energy, Inc.: - continued
7.375% 2/1/16	$ 285,000	$ 263,625
7.375% 1/15/17	2,135,000	1,985,550
NSG Holdings II, LLC 7.75% 12/15/25 (d)	2,460,000	1,943,400
Orion Power Holdings, Inc. 12% 5/1/10	30,000	30,938
Reliant Energy, Inc.:
6.75% 12/15/14	795,000	735,375
7.625% 6/15/14	1,765,000	1,447,300
7.875% 6/15/17	210,000	165,900
Tenaska Alabama Partners LP 7% 6/30/21 (d)	661,776	529,421
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15	1,905,000	914,400
10.25% 11/1/15	1,995,000	957,600
11.25% 11/1/16 pay-in-kind	750,000	249,609
		26,715,206
Energy - 10.1%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,140,000	649,800
Chesapeake Energy Corp.:
6.5% 8/15/17	550,000	442,750
6.875% 1/15/16	200,000	167,000
7.25% 12/15/18	1,540,000	1,270,500
7.5% 9/15/13	1,175,000	1,069,250
7.5% 6/15/14	805,000	726,513
7.625% 7/15/13	445,000	409,400
9.5% 2/15/15	3,475,000	3,379,438
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	410,000	311,600
7.75% 5/15/17	420,000	312,900
Denbury Resources, Inc. 9.75% 3/1/16	1,415,000	1,358,400
Dynegy Holdings, Inc. 8.75% 2/15/12	265,000	230,550
El Paso Corp.:
7% 6/15/17	1,195,000	1,017,759
8.25% 2/15/16	390,000	366,600
El Paso Energy Corp. 7.75% 1/15/32	570,000	424,671
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	905,000	862,013
Energy Partners Ltd.:
6.2194% 4/15/13 (e)	700,000	161,000
9.75% 4/15/14	525,000	120,750
Forest Oil Corp.:
7.25% 6/15/19	1,315,000	1,045,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Forest Oil Corp.: - continued
7.25% 6/15/19 (d)	$ 130,000	$ 103,025
7.75% 5/1/14	765,000	684,675
8.5% 2/15/14 (d)	1,820,000	1,692,600
Frontier Oil Corp. 8.5% 9/15/16	1,395,000	1,374,075
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	445,000	258,100
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (d)	1,645,000	1,151,500
Inergy LP/Inergy Finance Corp. 8.75% 3/1/15 (d)	950,000	940,500
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	275,000	262,625
Newfield Exploration Co. 7.125% 5/15/18	2,180,000	1,918,400
OPTI Canada, Inc.:
7.875% 12/15/14	115,000	49,450
8.25% 12/15/14	410,000	176,300
Pan American Energy LLC 7.75% 2/9/12 (d)	730,000	620,500
Parker Drilling Co. 9.625% 10/1/13	1,230,000	824,100
Petrohawk Energy Corp.:
7.875% 6/1/15 (d)	410,000	360,800
9.125% 7/15/13	675,000	636,188
10.5% 8/1/14 (d)	1,355,000	1,334,675
Petroleum Development Corp. 12% 2/15/18	615,000	369,000
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	558,000
Plains Exploration & Production Co.:
7% 3/15/17	3,175,000	2,540,000
10% 3/1/16	830,000	790,575
Range Resources Corp. 7.375% 7/15/13	4,235,000	4,023,250
SandRidge Energy, Inc.:
5.06% 4/1/14 (e)	285,000	168,150
8.625% 4/1/15 pay-in-kind (e)	2,395,000	1,508,850
Southwestern Energy Co. 7.5% 2/1/18 (d)	1,175,000	1,116,250
Tennessee Gas Pipeline Co. 8% 2/1/16 (d)	235,000	233,825
Williams Companies, Inc. 8.75% 1/15/20 (d)	1,005,000	999,975
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	120,000	102,000
		39,123,707
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	125,000	102,500
Marquee Holdings, Inc. 12% 8/15/14	705,000	493,500
		596,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - 1.1%
Allied Waste North America, Inc.:
6.875% 6/1/17	$ 1,680,000	$ 1,528,800
7.125% 5/15/16	1,740,000	1,622,550
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	221,000
Waste Management, Inc. 6.375% 3/11/15	805,000	805,100
		4,177,450
Food and Drug Retail - 0.7%
Albertsons, Inc.:
7.5% 2/15/11	1,085,000	1,074,150
7.75% 6/15/26	170,000	142,375
8% 5/1/31	1,045,000	854,288
Macy's Retail Holdings, Inc. 7.875% 7/15/15	475,000	350,577
SUPERVALU, Inc. 7.5% 11/15/14	220,000	214,775
		2,636,165
Food/Beverage/Tobacco - 2.3%
Constellation Brands, Inc.:
7.25% 9/1/16	1,525,000	1,448,750
7.25% 5/15/17	1,025,000	971,188
8.375% 12/15/14	885,000	889,425
Dean Foods Co.:
6.9% 10/15/17	1,505,000	1,369,550
7% 6/1/16	2,465,000	2,341,750
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	881,650
Smithfield Foods, Inc. 7.75% 7/1/17	630,000	379,575
Tyson Foods, Inc. 10.5% 3/1/14 (d)	685,000	696,988
		8,978,876
Gaming - 1.7%
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (d)	1,865,000	317,050
MGM Mirage, Inc.:
6.625% 7/15/15	790,000	276,500
6.75% 9/1/12	835,000	296,425
6.75% 4/1/13	75,000	25,875
7.625% 1/15/17	195,000	68,250
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,050,000	881,500
6.375% 7/15/09	1,085,000	873,425
7.125% 8/15/14	520,000	135,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Scientific Games Corp.:
6.25% 12/15/12	$ 370,000	$ 325,600
7.875% 6/15/16 (d)	670,000	589,600
Seminole Hard Rock Entertainment, Inc. 3.82% 3/15/14 (d)(e)	665,000	345,800
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	940,000	600,425
7.25% 5/1/12	1,070,000	683,463
Snoqualmie Entertainment Authority:
5.3838% 2/1/14 (d)(e)	800,000	200,000
9.125% 2/1/15 (d)	355,000	92,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	655,000	487,975
6.625% 12/1/14	670,000	489,100
		6,688,488
Healthcare - 8.6%
Biomet, Inc.:
10% 10/15/17	1,770,000	1,761,150
10.375% 10/15/17 pay-in-kind (e)	485,000	409,219
11.625% 10/15/17	2,240,000	1,965,600
Boston Scientific Corp. 6.4% 6/15/16	410,000	381,300
Community Health Systems, Inc. 8.875% 7/15/15	4,355,000	4,115,475
DaVita, Inc.:
6.625% 3/15/13	705,000	680,325
7.25% 3/15/15	1,000,000	962,500
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	3,525,000	2,573,250
FMC Finance III SA 6.875% 7/15/17	535,000	521,625
Fresenius US Finance II, Inc. 9% 7/15/15 (d)	675,000	702,000
HCA, Inc.:
6.5% 2/15/16	2,080,000	1,331,200
7.875% 2/1/11	500,000	482,500
8.75% 9/1/10	885,000	880,575
9.125% 11/15/14	2,415,000	2,270,100
9.25% 11/15/16	2,685,000	2,429,925
9.875% 2/15/17 (d)	240,000	227,400
10.375% 11/15/16 pay-in-kind (e)	1,385,000	1,042,929
HealthSouth Corp. 10.75% 6/15/16	2,130,000	2,087,400
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,780,000	3,477,600
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16	$ 435,000	$ 389,325
Psychiatric Solutions, Inc. 7.75% 7/15/15	455,000	409,500
Service Corp. International 7.5% 4/1/27	1,790,000	1,315,650
Ventas Realty LP:
6.5% 6/1/16	1,400,000	1,211,000
6.625% 10/15/14	790,000	707,050
Viant Holdings, Inc. 10.125% 7/15/17 (d)	1,244,000	622,000
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind	515,000	345,050
		33,301,648
Homebuilding/Real Estate - 1.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,435,000	1,140,825
8.125% 6/1/12	2,870,000	2,439,500
D.R. Horton, Inc. 6.5% 4/15/16	400,000	314,000
KB Home 6.375% 8/15/11	185,000	166,500
Pulte Homes, Inc.:
5.25% 1/15/14	575,000	471,500
8.125% 3/1/11	705,000	676,800
		5,209,125
Hotels - 0.9%
Host Hotels & Resorts LP 6.875% 11/1/14	130,000	99,450
Host Marriott LP 7.125% 11/1/13	2,530,000	2,024,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	1,230,000	947,100
7.875% 5/1/12	555,000	474,525
		3,545,075
Leisure - 1.1%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	1,535,000	861,519
7.25% 6/15/16	1,220,000	585,600
7.5% 10/15/27	2,285,000	1,051,100
Town Sports International Holdings, Inc. 11% 2/1/14	1,629,000	798,210
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	225,000	189,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Universal City Florida Holding Co. I/II:
5.92% 5/1/10 (e)	$ 1,700,000	$ 595,000
8.375% 5/1/10	260,000	91,000
		4,171,429
Metals/Mining - 4.4%
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	913,500
Compass Minerals International, Inc. 12% 6/1/13	3,161,000	3,287,440
Drummond Co., Inc. 7.375% 2/15/16 (d)	1,750,000	1,207,500
FMG Finance Property Ltd.:
5.2613% 9/1/11 (d)(e)	1,250,000	1,075,000
10% 9/1/13 (d)	1,055,000	902,025
10.625% 9/1/16 (d)	1,225,000	1,041,250
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (e)	70,000	57,225
8.25% 4/1/15	4,095,000	3,890,250
8.375% 4/1/17	3,070,000	2,847,425
Massey Energy Co. 6.875% 12/15/13	2,005,000	1,744,350
Peabody Energy Corp. 7.375% 11/1/16	210,000	207,900
		17,173,865
Paper - 2.4%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (b)(d)	430,000	365,500
Cascades, Inc. 7.25% 2/15/13	825,000	459,938
Catalyst Paper Corp. 8.625% 6/15/11	485,000	221,888
Domtar Corp.:
5.375% 12/1/13	365,000	246,375
7.125% 8/15/15	1,110,000	749,250
7.875% 10/15/11	555,000	449,550
Georgia-Pacific Corp. 7% 1/15/15 (d)	3,515,000	3,268,950
Graphic Packaging International, Inc. 8.5% 8/15/11	1,040,000	894,400
Rock-Tenn Co. 9.25% 3/15/16	1,700,000	1,695,750
Temple-Inland, Inc. 6.875% 1/15/18	1,265,000	885,500
		9,237,101
Publishing/Printing - 0.4%
Scholastic Corp. 5% 4/15/13	950,000	717,250
The Reader's Digest Association, Inc. 9% 2/15/17	1,090,000	98,100
TL Acquisitions, Inc.:
0% 7/15/15 (c)(d)	210,000	90,300
10.5% 1/15/15 (d)	1,430,000	757,900
		1,663,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	$ 430,000	$ 356,900
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	835,000	718,100
Services - 3.3%
ARAMARK Corp.:
4.67% 2/1/15 (e)	1,110,000	846,375
8.5% 2/1/15	2,260,000	2,062,250
Ashtead Capital, Inc. 9% 8/15/16 (d)	900,000	504,000
Corrections Corp. of America 6.25% 3/15/13	1,240,000	1,187,300
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,596,888
7.75% 10/1/16	760,000	758,100
Hertz Corp.:
8.875% 1/1/14	585,000	348,075
10.5% 1/1/16	265,000	116,600
Iron Mountain, Inc.:
6.625% 1/1/16	780,000	721,500
7.75% 1/15/15	195,000	192,563
8% 6/15/20	240,000	223,800
8.625% 4/1/13	2,245,000	2,245,000
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	165,000	123,750
JohnsonDiversey, Inc. 9.625% 5/15/12	75,000	67,875
Rental Service Corp. 9.5% 12/1/14	990,000	495,000
Rural/Metro Corp. 0% 3/15/16 (c)	315,000	122,850
United Rentals North America, Inc.:
7% 2/15/14	215,000	111,800
7.75% 11/15/13	145,000	79,025
US Investigations Services, Inc.:
10.5% 11/1/15 (d)	1,145,000	873,063
11.75% 5/1/16 (d)	325,000	232,375
		12,908,189
Shipping - 3.2%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,815,000	1,034,550
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	240,000	141,600
8.75% 12/1/13	40,000	33,600
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	6,625,488
Teekay Corp. 8.875% 7/15/11	4,970,000	4,771,200
		12,606,438
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - 0.8%
Dollar General Corp.:
10.625% 7/15/15	$ 795,000	$ 795,000
11.875% 7/15/17 pay-in-kind (e)	145,000	143,550
Michaels Stores, Inc. 10% 11/1/14	245,000	116,375
Sally Holdings LLC:
9.25% 11/15/14	650,000	615,875
10.5% 11/15/16	240,000	210,000
Staples, Inc. 7.75% 4/1/11	911,000	931,267
Yankee Acquisition Corp. 8.5% 2/15/15	500,000	275,000
		3,087,067
Steels - 0.6%
Steel Dynamics, Inc.:
6.75% 4/1/15	1,355,000	914,625
7.375% 11/1/12	1,905,000	1,485,900
		2,400,525
Super Retail - 0.8%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	425,000	420,750
NBC Acquisition Corp. 11% 3/15/13	6,105,000	2,319,900
Sonic Automotive, Inc. 8.625% 8/15/13	280,000	72,800
Toys 'R' US, Inc.:
7.375% 10/15/18	100,000	32,000
7.625% 8/1/11	865,000	337,350
		3,182,800
Technology - 2.8%
Amkor Technology, Inc.:
7.75% 5/15/13	1,000,000	800,000
9.25% 6/1/16	1,340,000	1,025,100
Avago Technologies Finance Ltd. 10.125% 12/1/13	490,000	436,100
Flextronics International Ltd.:
6.25% 11/15/14	105,000	88,200
6.5% 5/15/13	75,000	66,000
Jabil Circuit, Inc. 8.25% 3/15/18	225,000	167,625
Lucent Technologies, Inc.:
6.45% 3/15/29	560,000	212,800
6.5% 1/15/28	2,150,000	817,000
Seagate Technology HDD Holdings:
6.375% 10/1/11	650,000	468,000
6.8% 10/1/16	1,050,000	609,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc.:
9.125% 8/15/13	$ 1,770,000	$ 1,539,900
10.25% 8/15/15	340,000	238,000
Xerox Capital Trust I 8% 2/1/27	6,230,000	4,387,602
		10,855,327
Telecommunications - 12.3%
Cincinnati Bell, Inc. 8.375% 1/15/14	2,030,000	1,898,050
Citizens Communications Co.:
6.25% 1/15/13	400,000	364,000
9% 8/15/31	1,370,000	940,163
Cricket Communications, Inc.:
9.375% 11/1/14	1,215,000	1,157,288
10% 7/15/15 (d)	735,000	705,600
Crown Castle International Corp. 9% 1/15/15	1,035,000	1,042,763
Digicel Group Ltd.:
8.875% 1/15/15 (d)	4,280,000	2,760,600
9.125% 1/15/15 pay-in-kind (d)(e)	190,000	117,800
9.25% 9/1/12 (d)	3,015,000	2,713,500
12% 4/1/14 (d)	990,000	920,700
Embarq Corp. 6.738% 6/1/13	640,000	596,800
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (d)	3,290,000	3,055,752
11.5% 6/15/16 (d)	1,000,000	945,000
Intelsat Ltd.:
6.5% 11/1/13	1,765,000	1,270,800
7.625% 4/15/12	1,725,000	1,431,750
11.25% 6/15/16	2,340,000	2,281,500
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (d)	500,000	476,250
8.875% 1/15/15 (d)	1,430,000	1,329,900
8.875% 1/15/15 (d)	245,000	227,238
Level 3 Financing, Inc.:
8.75% 2/15/17	800,000	512,000
9.25% 11/1/14	265,000	182,850
MetroPCS Wireless, Inc.:
9.25% 11/1/14	1,885,000	1,828,450
9.25% 11/1/14 (d)	1,210,000	1,170,675
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,303,000	1,151,526
Nextel Communications, Inc.:
5.95% 3/15/14	1,605,000	890,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc.: - continued
6.875% 10/31/13	$ 1,805,000	$ 1,028,850
7.375% 8/1/15	335,000	177,550
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	1,605,000	1,035,225
Qwest Capital Funding, Inc. 7.25% 2/15/11	730,000	697,150
Qwest Communications International, Inc.:
7.5% 2/15/14	180,000	155,700
7.5% 2/15/14	525,000	454,125
Qwest Corp.:
4.57% 6/15/13 (e)	1,400,000	1,200,500
6.5% 6/1/17	420,000	348,600
7.5% 10/1/14	2,000,000	1,820,000
7.625% 6/15/15	650,000	585,000
Sprint Capital Corp.:
6.875% 11/15/28	2,105,000	1,284,050
7.625% 1/30/11	1,820,000	1,683,500
8.375% 3/15/12	1,170,000	1,053,000
Sprint Nextel Corp. 6% 12/1/16	2,205,000	1,576,575
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	2,430,000	2,344,950
U.S. West Communications:
6.875% 9/15/33	225,000	147,375
7.5% 6/15/23	1,750,000	1,330,000
Valor Telecommunications Enterprises LLC/Valor Finance Corp. 7.75% 2/15/15	900,000	875,250
		47,769,130
Textiles & Apparel - 0.7%
Hanesbrands, Inc. 5.6975% 12/15/14 (e)	1,670,000	1,102,200
Levi Strauss & Co. 9.75% 1/15/15	1,990,000	1,711,400
		2,813,600
TOTAL NONCONVERTIBLE BONDS		330,691,323
TOTAL CORPORATE BONDS (Cost $377,352,365)		333,718,440
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.1272% 8/1/24 (d)(e) (Cost $590,040)	692,601	325,522
Common Stocks - 0.4%
	Shares	Value
Gaming - 0.2%
Las Vegas Sands Corp. unit	11,200	$ 561,867
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Class B (a)(f)	144,445	837,781
TOTAL COMMON STOCKS (Cost $6,954,134)		1,399,648
Convertible Preferred Stocks - 0.1%

Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $329,167)	6,600	227,238
Floating Rate Loans (g) - 9.3%
	Principal Amount
Air Transportation - 0.4%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.7575% 4/30/14 (e)	$ 854,327	375,904
Northwest Airlines, Inc. term loan 2.57% 12/31/10 (e)	185,000	164,650
United Air Lines, Inc. Tranche B, term loan 2.5625% 2/1/14 (e)	2,373,511	1,115,550
		1,656,104
Automotive - 0.3%
Federal-Mogul Corp.:
Tranche B, term loan 2.4468% 12/27/14 (e)	532,876	258,445
Tranche C, term loan 2.4975% 12/27/15 (e)	412,550	200,087
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.28% 4/30/14 (e)	680,000	476,000
		934,532
Broadcasting - 0.2%
Univision Communications, Inc. Tranche 1LN, term loan 2.7681% 9/29/14 (e)	390,000	204,750
VNU, Inc. term loan 2.5331% 8/9/13 (e)	805,870	634,622
		839,372
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 3.2114% 3/6/14 (e)	2,613,625	2,143,173
Floating Rate Loans (g) - continued
	Principal Amount	Value
Cable TV - continued
CSC Holdings, Inc. Tranche B, term loan 2.3066% 3/31/13 (e)	$ 849,962	$ 773,465
Insight Midwest Holdings LLC Tranche B, term loan 2.5% 4/6/14 (e)	700,000	619,500
		3,536,138
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 6.9875% 5/4/15 pay-in-kind (e)	590,000	236,000
Chemicals - 0.5%
Chemtura Corp. term loan 9.75% 3/19/10 (e)	1,885,000	1,828,450
Containers - 0.2%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (e)	950,284	798,238
Diversified Financial Services - 0.1%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 3.22% 12/15/11 (e)	16,541	14,721
Credit-Linked Deposit 3.22% 12/15/13 (e)	52,765	46,961
Tranche 1LN, term loan 2.5181% 12/15/13 (e)	154,709	137,691
Tranche 2LN, term loan 4.7681% 12/15/14 (e)	155,000	108,500
		307,873
Electric Utilities - 1.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.52% 3/30/12 (e)	415,575	263,890
term loan 4.22% 3/30/14 (e)	3,043,406	1,932,563
Calpine Corp. Tranche D, term loan 4.095% 3/29/14 (e)	503,725	385,349
NRG Energy, Inc.:
term loan 2.72% 2/1/13 (e)	234,397	210,957
Credit-Linked Deposit 2.62% 2/1/13 (e)	125,083	112,575
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 4.033% 10/10/14 (e)	2,661,490	1,743,276
		4,648,610
Entertainment/Film - 0.4%
AMC Entertainment, Inc. term loan 2.0209% 1/26/13 (e)	69,820	62,139
Zuffa LLC term loan 2.5625% 6/19/15 (e)	2,187,100	1,618,454
		1,680,593
Gaming - 0.2%
Fantasy Springs Resort Casino term loan 7.9963% 8/6/12 (e)	730,000	365,000
Floating Rate Loans (g) - continued
	Principal Amount	Value
Gaming - continued
Las Vegas Sands LLC:
term loan 2.25% 5/23/14 (e)	$ 143,774	$ 76,919
Tranche B, term loan 2.27% 5/23/14 (e)	682,031	364,887
		806,806
Healthcare - 1.2%
Community Health Systems, Inc.:
term loan 3.4413% 7/25/14 (e)	2,583,695	2,221,977
Tranche DD, term loan 2.7681% 7/25/14 (e)	131,828	113,372
HCA, Inc. Tranche B, term loan 3.47% 11/17/13 (e)	2,060,408	1,746,195
PTS Acquisition Corp. term loan 2.7681% 4/10/14 (e)	930,147	572,041
		4,653,585
Homebuilding/Real Estate - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.4363% 10/10/13 (e)	249,553	147,236
Tranche B, term loan 3.5182% 10/10/13 (e)	926,910	546,877
Tranche DD, term loan 3.919% 10/10/13 (e)	402,955	237,743
		931,856
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 3.2584% 12/20/12 (e)	2,594,980	2,303,044
Publishing/Printing - 0.4%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 10.7563% 12/12/14 (e)	883,760	265,128
Newsday LLC term loan 9.75% 8/1/13	1,175,000	1,083,938
R.H. Donnelley Corp. Tranche D2, term loan 6.75% 6/30/11 (e)	343,212	147,581
		1,496,647
Services - 0.3%
ARAMARK Corp.:
Credit-Linked Deposit 5.3588% 1/26/14 (e)	52,567	44,419
term loan 3.095% 1/26/14 (e)	827,433	699,181
Hertz Corp.:
Credit-Linked Deposit 2.9769% 12/21/12 (e)	66,266	49,700
Tranche B, term loan 2.2979% 12/21/12 (e)	363,734	272,800
Penhall International Corp. term loan 12.2875% 4/1/12 pay-in-kind (e)	1,119,745	223,949
		1,290,049
Specialty Retailing - 0.2%
Michaels Stores, Inc. term loan 2.7582% 10/31/13 (e)	1,147,066	639,489
Floating Rate Loans (g) - continued
	Principal Amount	Value
Super Retail - 0.3%
Dollar General Corp. Tranche B1, term loan 3.6085% 7/6/14 (e)	$ 1,470,000	$ 1,293,600
Technology - 0.8%
Flextronics International Ltd.:
Tranche B-A, term loan 3.6811% 10/1/14 (e)	1,035,204	667,707
Tranche B-A1, term loan 3.3444% 10/1/14 (e)	267,528	172,556
Tranche B-B, term loan 3.685% 10/1/12 (e)	1,395,000	1,081,125
Kronos, Inc.:
Tranche 1LN, term loan 3.47% 6/11/14 (e)	1,472,169	1,001,075
Tranche 2LN, term loan 6.97% 6/11/15 (e)	730,000	328,500
		3,250,963
Telecommunications - 0.5%
Digicel International Finance Ltd. term loan 3.75% 3/30/12 (e)	1,115,000	995,138
Intelsat Jackson Holdings Ltd. term loan 4.435% 2/1/14 (e)	605,000	435,600
MetroPCS Wireless, Inc. Tranche B, term loan 3.2131% 11/3/13 (e)	263,648	238,601
Wind Telecomunicazioni SpA term loan 8.3925% 12/21/11 pay-in-kind (e)	350,000	239,207
		1,908,546
Textiles & Apparel - 0.3%
Hanesbrands, Inc. Tranche B 1LN, term loan 5.9751% 9/5/13 (e)	231,069	221,249
Levi Strauss & Co. term loan 2.8056% 4/4/14 (e)	1,495,000	844,675
		1,065,924
TOTAL FLOATING RATE LOANS (Cost $43,466,327)		36,106,419
Cash Equivalents - 2.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Government Obligations) # (Cost $9,458,000)	9,458,041	$ 9,458,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $438,150,033)		381,235,267
NET OTHER ASSETS - 1.8%		7,052,970
NET ASSETS - 100%		$ 388,288,237
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,279,349 or 15.0% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $837,781 or 0.2% of net assets.

Additional information on each holding is as follows:
Security A	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,458,000 due 4/01/09 at 0.16%
BNP Paribas Securities Corp.	$ 6,398,203
ING Financial Markets LLC	317,710
J.P. Morgan Securities, Inc.	2,742,087
$ 9,458,000
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 381,235,267	$ -	$ 379,441,836	$ 1,793,431
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 2,043,950
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(888,347)
Cost of Purchases	21,868
Proceeds of Sales	-
Amortization/Accretion	(30,460)
Transfer in/out of Level 3	646,420
Ending Balance	$ 1,793,431

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.2%
Bermuda	6.2%
Canada	1.9%
Marshall Islands	1.5%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $9,458,000) - See accompanying schedule: Unaffiliated issuers (cost $438,150,033)		$ 381,235,267
Cash		761,105
Receivable for investments sold		2,245,849
Receivable for fund shares sold		60,962
Interest receivable		9,396,467
Total assets		393,699,650

Liabilities
Payable for investments purchased	$ 5,151,823
Payable for fund shares redeemed	221,622
Distributions payable	35,054
Other payables and accrued expenses	2,914
Total liabilities		5,411,413

Net Assets		$ 388,288,237
Net Assets consist of:
Paid in capital		$ 445,203,003
Net unrealized appreciation (depreciation) on investments		(56,914,766)
Net Assets, for 5,330,279 shares outstanding		$ 388,288,237
Net Asset Value, offering price and redemption price per share ($388,288,237 ÷ 5,330,279 shares)		$ 72.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)
Investment Income
Dividends		$ 68,638
Interest (including $11,504 from affiliated interfund lending)		18,410,682
Total income		18,479,320

Expenses
Custodian fees and expenses	$ 5,875
Independent directors' compensation	1,044
Total expenses before reductions	6,919
Expense reductions	(2,157)	4,762
Net investment income		18,474,558
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(22,865,655)
Change in net unrealized appreciation (depreciation) on investment securities		(18,618,136)
Net gain (loss)		(41,483,791)
Net increase (decrease) in net assets resulting from operations		$ (23,009,233)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 18,474,558	$ 23,457,133
Net realized gain (loss)	(22,865,655)	(7,949,729)
Change in net unrealized appreciation (depreciation)	(18,618,136)	(30,425,733)
Net increase (decrease) in net assets resulting from operations	(23,009,233)	(14,918,329)
Distributions to partners from net investment income	(15,841,412)	(21,875,611)
Affiliated share transactions Proceeds from sales of shares	162,567,578	11,162,271
Reinvestment of distributions	15,804,874	10,763,688
Cost of shares redeemed	(1,311,123)	(32,474,888)
Net increase (decrease) in net assets resulting from share transactions	177,061,329	(10,548,929)
Total increase (decrease) in net assets	138,210,684	(47,342,869)

Net Assets
Beginning of period	250,077,553	297,420,422
End of period	$ 388,288,237	$ 250,077,553
Other Information Shares
Sold	2,202,759	118,811
Issued in reinvestment of distributions	221,248	117,512
Redeemed	(18,351)	(331,277)
Net increase (decrease)	2,405,656	(94,954)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005 F

Selected Per-Share Data
Net asset value, beginning of period	$ 85.51	$ 98.50	$ 98.25	$ 97.30	$ 100.00
Income from Investment Operations
Net investment income D	4.118	8.305	8.377	7.858	6.548
Net realized and unrealized gain (loss)	(13.221)	(13.548)	(.027)	.757	(2.855)
Total from investment operations	(9.103)	(5.243)	8.350	8.615	3.693
Distributions to partners from net investment income	(3.557)	(7.747)	(8.100)	(7.665)	(6.393)
Net asset value, end of period	$ 72.85	$ 85.51	$ 98.50	$ 98.25	$ 97.30
Total Return B, C	(10.47)%	(5.71)%	8.70%	9.23%	3.83%
Ratios to Average Net Assets G
Expenses before reductions	-% E	-% E	-% E	.01%	.01% A
Expenses net of fee waivers, if any	-% E	-% E	-% E	.01%	.01% A
Expenses net of all reductions	-% E	-% E	-% E	.01%	.01% A
Net investment income	11.55%	8.83%	8.36%	8.07%	7.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 388,288	$ 250,078	$ 297,420	$ 588,163	$ 1,048,098
Portfolio turnover rate	31%	55%	62%	57%	113% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period November 12, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 13,846,422
Unrealized depreciation	(68,237,290)
Net unrealized appreciation (depreciation)	$ (54,390,868)
Cost for federal income tax purposes	$ 435,626,135

Semiannual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $220,177,021 and $47,655,886, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 7,321,988.68%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,044.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,113.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

Semiannual Report

Fidelity® International Equity
Central Fund

Semiannual Report

March 31, 2009

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-SANN-0509
1.859211.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Actual	.0303%	$ 1,000.00	$ 680.40	$ .13
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .15

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2009
United Kingdom 21.5%
Japan 19.1%
France 9.8%
Switzerland 8.3%
Germany 7.9%
Netherlands 4.2%
Italy 3.7%
Spain 3.2%
United States of America 3.1%
Other 19.2%

As of September 30, 2008
United Kingdom 23.0%
Japan 15.2%
Germany 10.8%
France 9.4%
Switzerland 9.3%
United States of America 4.3%
Canada 3.1%
Italy 2.9%
Australia 2.7%
Other 19.3%

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.3	96.9
Short-Term Investments and Net Other Assets	1.7	3.1
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg.) (Switzerland, Food Products)	2.7	2.3
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	2.2	2.7
Telefonica SA (Spain, Diversified Telecommunication Services)	2.1	2.0
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	2.0	1.8
Toyota Motor Corp. (Japan, Automobiles)	1.7	1.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7	1.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.9
Sumitomo Mitsui Financial Group, Inc. (Japan, Commercial Banks)	1.6	1.6
Standard Chartered PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.6	0.7
HSBC Holdings PLC (Hong Kong) (Reg.) (United Kingdom, Commercial Banks)	1.6	3.3
	18.8
Market Sectors as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	25.1
Consumer Staples	11.5	9.7
Industrials	10.7	10.6
Consumer Discretionary	10.4	9.6
Materials	9.1	9.3
Health Care	9.2	8.1
Energy	8.4	7.9
Telecommunication Services	7.3	6.1
Utilities	5.8	5.5
Information Technology	4.8	5.0

Semiannual Report

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 2.5%
AMP Ltd.	86,762	$ 283,177
Brambles Ltd.	411,648	1,372,907
CSL Ltd.	237,381	5,362,828
QBE Insurance Group Ltd.	53,769	721,154
Rio Tinto Ltd.	30,000	1,191,205
Westfield Group unit	199,735	1,384,259
TOTAL AUSTRALIA		10,315,530
Austria - 0.6%
OMV AG	21,000	702,857
voestalpine AG	150,000	1,962,342
TOTAL AUSTRIA		2,665,199
Belgium - 1.0%
Anheuser-Busch InBev NV	157,000	4,325,738
Anheuser-Busch InBev NV (strip VVPR) (a)	157,000	626
TOTAL BELGIUM		4,326,364
Bermuda - 0.5%
Covidien Ltd.	36,900	1,226,556
Pacific Basin Shipping Ltd.	1,476,000	672,255
Seadrill Ltd.	27,700	269,528
TOTAL BERMUDA		2,168,339
Brazil - 0.9%
Companhia Vale do Rio Doce (PN-A)	180,000	2,080,535
Petroleo Brasileiro SA - Petrobras sponsored ADR	51,600	1,572,252
TOTAL BRAZIL		3,652,787
Canada - 1.7%
Canadian Natural Resources Ltd.	38,500	1,493,939
Canadian Pacific Railway Ltd.	31,800	946,595
Open Text Corp. (a)	43,600	1,507,122
OPTI Canada, Inc. (a)	230,500	181,042
Petrobank Energy & Resources Ltd. (a)	69,000	1,283,708
Suncor Energy, Inc.	70,900	1,582,868
TOTAL CANADA		6,995,274
Cayman Islands - 0.7%
China Dongxiang Group Co. Ltd.	3,623,000	1,332,252
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Subsea 7, Inc. (a)	16,000	$ 102,599
Want Want China Holdings Ltd.	3,100,000	1,439,916
TOTAL CAYMAN ISLANDS		2,874,767
China - 1.0%
China Communications Construction Co. Ltd. (H Shares)	1,416,000	1,552,942
China Merchants Bank Co. Ltd. (H Shares)	698,500	1,220,276
Industrial & Commercial Bank of China	2,805,000	1,458,515
TOTAL CHINA		4,231,733
Cyprus - 0.0%
ProSafe ASA (a)	24,400	87,308
Denmark - 0.9%
Carlsberg AS Series B	35,500	1,456,189
Novo Nordisk AS Series B	47,100	2,255,417
TOTAL DENMARK		3,711,606
Finland - 0.8%
Fortum Oyj	36,600	697,558
Nokia Corp.	220,900	2,582,643
TOTAL FINLAND		3,280,201
France - 9.8%
Accor SA	31,900	1,110,677
Alstom SA	42,400	2,195,384
AXA SA	225,100	2,700,834
BNP Paribas SA	143,300	5,922,880
Cap Gemini SA	11,000	353,846
Compagnie de St. Gobain	44,600	1,251,054
GDF Suez	68,189	2,341,111
Ipsos SA	31,700	698,899
Legrand SA	63,700	1,107,032
LVMH Moet Hennessy - Louis Vuitton	32,000	2,009,863
Pernod Ricard SA	40,600	2,263,413
Sanofi-Aventis	82,900	4,650,866
Schneider Electric SA	37,600	2,502,415
Societe Generale Series A	35,400	1,386,987
Technip SA	8,800	311,010
Total SA Series B	121,300	5,996,180
Unibail-Rodamco	10,600	1,501,179
Common Stocks - continued
	Shares	Value
France - continued
VINCI SA	11,460	$ 425,492
Vivendi	91,038	2,409,174
TOTAL FRANCE		41,138,296
Germany - 7.9%
Allianz AG (Reg.)	23,400	1,956,209
BASF AG	148,200	4,485,797
Bayerische Motoren Werke AG (BMW)	44,900	1,299,423
Bilfinger Berger AG	15,800	597,436
Daimler AG (Reg.)	83,200	2,124,825
Deutsche Bank AG (d)	30,100	1,223,547
Deutsche Boerse AG	12,000	723,257
E.ON AG	115,000	3,193,736
Metro AG	38,000	1,254,172
Munich Re Group (Reg.)	33,300	4,060,075
RWE AG	33,500	2,349,677
SAP AG	70,300	2,480,870
Siemens AG (Reg.)	80,200	4,568,954
SolarWorld AG (d)	64,520	1,321,374
Volkswagen AG	6,000	1,843,207
TOTAL GERMANY		33,482,559
Hong Kong - 1.3%
Cheung Kong Holdings Ltd.	158,000	1,360,760
CLP Holdings Ltd.	205,000	1,408,467
Hong Kong Exchange & Clearing Ltd.	58,400	551,565
Sun Hung Kai Properties Ltd.	148,000	1,325,239
Swire Pacific Ltd. (A Shares)	150,500	1,003,922
TOTAL HONG KONG		5,649,953
India - 0.6%
Bharti Airtel Ltd. (a)	205,515	2,543,650
Ireland - 1.3%
CRH PLC	145,200	3,127,599
CRH PLC rights 4/9/09 (a)	41,485	901,959
Kerry Group PLC Class A	71,900	1,456,283
TOTAL IRELAND		5,485,841
Israel - 0.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	46,000	2,072,300
Italy - 3.7%
Assicurazioni Generali SpA	70,000	1,199,319
Common Stocks - continued
	Shares	Value
Italy - continued
Enel SpA	374,100	$ 1,794,910
ENI SpA	216,200	4,184,697
Finmeccanica SpA	103,972	1,293,907
Intesa Sanpaolo SpA	1,733,200	4,770,791
Saipem SpA	29,200	519,679
Telecom Italia SpA	1,476,500	1,902,907
TOTAL ITALY		15,666,210
Japan - 19.1%
Asahi Glass Co. Ltd.	352,000	1,868,472
Bridgestone Corp.	87,200	1,264,303
Canon, Inc.	11,800	343,939
Capcom Co. Ltd.	37,300	671,807
Chubu Electric Power Co., Inc.	66,100	1,456,666
Denso Corp.	68,500	1,384,541
East Japan Railway Co.	34,300	1,787,933
Eisai Co. Ltd.	43,800	1,289,041
Honda Motor Co. Ltd.	139,100	3,310,881
JFE Holdings, Inc.	70,000	1,544,891
Jupiter Telecommunications Co.	247	164,976
Kansai Electric Power Co., Inc.	74,100	1,610,135
Konica Minolta Holdings, Inc.	79,000	688,506
Miraca Holdings, Inc.	46,900	951,521
Mitsubishi Corp.	186,100	2,466,703
Mitsubishi Estate Co. Ltd.	102,000	1,156,946
Mitsubishi UFJ Financial Group, Inc.	1,888,400	9,302,216
Mitsui Fudosan Co. Ltd.	83,000	910,360
Mizuho Financial Group, Inc.	471,900	921,369
Murata Manufacturing Co. Ltd.	17,000	659,455
NGK Insulators Ltd.	120,000	1,876,586
Nippon Building Fund, Inc.	83	717,258
Nippon Telegraph & Telephone Corp.	49,400	1,885,051
Nippon Thompson Co. Ltd.	262,000	885,972
Nissan Motor Co. Ltd.	318,000	1,149,182
Nomura Holdings, Inc.	179,500	910,467
Ozeki Co. Ltd.	57,000	1,357,056
Panasonic Corp.	187,100	2,065,049
Promise Co. Ltd. (d)	351,750	5,569,726
Ricoh Co. Ltd.	94,000	1,136,468
Rohto Pharmaceutical Co. Ltd.	72,000	654,097
Seven & i Holdings Co., Ltd.	126,300	2,787,910
Sharp Corp.	133,000	1,064,133
Common Stocks - continued
	Shares	Value
Japan - continued
Sony Corp.	103,200	$ 2,134,315
Sumitomo Mitsui Financial Group, Inc.	190,000	6,689,149
Sysmex Corp.	25,700	825,918
THK Co. Ltd.	94,100	1,275,615
Tohoku Electric Power Co., Inc.	52,800	1,161,979
Tokio Marine Holdings, Inc.	74,100	1,820,637
Tokyo Electric Power Co.	96,000	2,399,025
Tokyo Electron Ltd.	10,300	385,715
Tokyo Ohka Kogyo Co. Ltd.	14,700	205,323
Toyota Motor Corp.	220,300	6,996,519
Tsutsumi Jewelry Co. Ltd.	52,700	917,361
TOTAL JAPAN		80,625,172
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	1,290	536,542
Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	100,000	2,028,749
SES SA (A Shares) FDR unit	41,172	781,961
Tenaris SA sponsored ADR	13,900	280,363
TOTAL LUXEMBOURG		3,091,073
Netherlands - 4.2%
Akzo Nobel NV	105,700	4,000,284
ASML Holding NV (Netherlands)	53,300	938,187
Gemalto NV (a)	38,500	1,099,376
Koninklijke Ahold NV	296,400	3,247,725
Koninklijke KPN NV	329,200	4,398,503
Royal DSM NV (d)	117,600	3,094,914
Unilever NV (Certificaten Van Aandelen)	50,500	996,013
TOTAL NETHERLANDS		17,775,002
Norway - 1.0%
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	136,000	119,382
Pronova BioPharma ASA (a)	513,900	1,368,606
StatoilHydro ASA sponsored ADR (d)	93,200	1,625,408
Telenor ASA	160,000	916,489
TOTAL NORWAY		4,029,885
Papua New Guinea - 1.1%
Lihir Gold Ltd. (a)	2,000,000	4,523,993
Singapore - 0.1%
CapitaLand Ltd.	392,000	601,085
Common Stocks - continued
	Shares	Value
South Africa - 0.5%
MTN Group Ltd.	205,000	$ 2,271,768
Spain - 3.2%
Grifols SA	46,405	668,716
Iberdrola SA	248,200	1,740,535
Inditex SA	34,700	1,352,648
Telefonica SA	433,325	8,638,143
Union Fenosa SA	42,500	1,016,035
TOTAL SPAIN		13,416,077
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	59,200	2,224,901
Skandinaviska Enskilda Banken AB (A Shares) (d)	281,400	886,450
Telefonaktiebolaget LM Ericsson (B Shares)	360,800	2,916,267
TOTAL SWEDEN		6,027,618
Switzerland - 8.3%
Adecco SA (Reg.)	36,049	1,126,789
Compagnie Financiere Richemont Series A	81,110	1,266,921
Credit Suisse Group (Reg.)	61,742	1,879,919
Kuehne & Nagel International AG	32,219	1,880,833
Nestle SA (Reg.)	334,050	11,292,491
Novartis AG (Reg.)	28,686	1,085,294
Roche Holding AG (participation certificate)	50,878	6,981,590
Sonova Holding AG	41,853	2,529,638
Syngenta AG (Switzerland)	7,000	1,407,088
UBS AG (For. Reg.)	128,183	1,201,747
Zurich Financial Services AG (Reg.)	26,656	4,217,470
TOTAL SWITZERLAND		34,869,780
United Kingdom - 21.5%
AstraZeneca PLC (United Kingdom)	115,600	4,093,833
Autonomy Corp. PLC (a)	26,000	486,828
BAE Systems PLC	454,400	2,180,850
BG Group PLC	137,500	2,081,357
BHP Billiton PLC	150,000	2,980,797
BP PLC	911,600	6,112,417
British Airways PLC	429,900	868,483
British American Tobacco PLC (United Kingdom)	101,000	2,333,107
British Land Co. PLC	155,500	804,874
Capita Group PLC	77,200	751,551
Centrica PLC	421,900	1,378,667
Compass Group PLC	315,500	1,444,047
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Diageo PLC	121,000	$ 1,351,142
easyJet PLC (a)	166,000	665,704
Experian PLC	412,700	2,586,180
GlaxoSmithKline PLC	61,409	956,394
HSBC Holdings PLC (Hong Kong) (Reg.)	1,186,400	6,547,389
Imperial Tobacco Group PLC	122,700	2,758,703
Informa PLC	480,100	1,808,225
Man Group PLC	139,600	437,651
Misys PLC	1,343,700	2,429,205
National Grid PLC	206,600	1,587,381
Prudential PLC	601,700	2,909,386
Reckitt Benckiser Group PLC	99,000	3,720,164
Reed Elsevier PLC	140,300	1,008,525
Rio Tinto PLC (Reg.)	100,000	3,357,695
Royal Dutch Shell PLC Class A (United Kingdom)	306,021	6,897,930
Scottish & Southern Energy PLC	77,800	1,237,948
Standard Chartered PLC (United Kingdom)	536,857	6,674,497
Tesco PLC	510,200	2,440,605
Unilever PLC	148,500	2,808,000
Vodafone Group PLC	4,953,772	8,636,384
Wolseley PLC	435,500	1,441,854
WPP PLC	262,200	1,474,511
Xstrata PLC	250,000	1,674,232
TOTAL UNITED KINGDOM		90,926,516
United States of America - 1.4%
Cummins, Inc.	91,300	2,323,585
Perrigo Co.	13,200	327,756
Union Pacific Corp.	54,400	2,236,384
Wyeth	23,700	1,020,048
TOTAL UNITED STATES OF AMERICA		5,907,773
TOTAL COMMON STOCKS (Cost $612,054,398)		414,950,201
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.52% (b)	6,036,612	6,036,612
Fidelity Securities Lending Cash Central Fund, 0.46% (b)(c)	18,164,005	18,164,005
TOTAL MONEY MARKET FUNDS (Cost $24,200,617)		24,200,617
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.16%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $1,797,000)	$ 1,797,008	$ 1,797,000
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $638,052,015)		440,947,818
NET OTHER ASSETS - (4.5)%		(18,850,029)
NET ASSETS - 100%		$ 422,097,789
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,797,000 due 4/01/09 at 0.16%
Barclays Capital, Inc.	$ 261,117
Deutsche Bank Securities, Inc.	396,101
J.P. Morgan Securities, Inc.	1,077,114
UBS Securities LLC	62,668
$ 1,797,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,454
Fidelity Securities Lending Cash Central Fund	159,467
Total	$ 215,921
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 440,947,818	$ 249,894,797	$ 191,053,021	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,470,023 and repurchase agreements of $1,797,000) - See accompanying schedule: Unaffiliated issuers (cost $613,851,398)	$ 416,747,201
Fidelity Central Funds (cost $24,200,617)	24,200,617
Total Investments (cost $638,052,015)		$ 440,947,818
Foreign currency held at value (cost $1,409,761)		1,409,766
Receivable for investments sold		21,085,522
Receivable for fund shares sold		89,745
Dividends receivable		2,341,501
Distributions receivable from Fidelity Central Funds		37,728
Other receivables		33,996
Total assets		465,946,076

Liabilities
Payable to custodian bank	$ 177,461
Payable for investments purchased	25,191,786
Payable for fund shares redeemed	277,786
Other payables and accrued expenses	37,249
Collateral on securities loaned, at value	18,164,005
Total liabilities		43,848,287

Net Assets		$ 422,097,789
Net Assets consist of:
Paid in capital		$ 619,251,807
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(197,154,018)
Net Assets, for 9,337,927 shares outstanding		$ 422,097,789
Net Asset Value, offering price and redemption price per share ($422,097,789 ÷ 9,337,927 shares)		$ 45.20

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Dividends		$ 5,646,286
Interest		1,111
Income from Fidelity Central Funds		215,921
		5,863,318
Less foreign taxes withheld		(416,458)
Total income		5,446,860

Expenses
Custodian fees and expenses	$ 68,868
Independent directors' compensation	2,500
Total expenses before reductions	71,368
Expense reductions	(2,500)	68,868
Net investment income (loss)		5,377,992
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(33,730))	(217,397,613)
Foreign currency transactions	504,784
Total net realized gain (loss)		(216,892,829)
Change in net unrealized appreciation (depreciation) on: Investment securities	12,772,731
Assets and liabilities in foreign currencies	6,314
Total change in net unrealized appreciation (depreciation)		12,779,045
Net gain (loss)		(204,113,784)
Net increase (decrease) in net assets resulting from operations		$ (198,735,792)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period December 10, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,377,992	$ 20,088,480
Net realized gain (loss)	(216,892,829)	(86,916,154)
Change in net unrealized appreciation (depreciation)	12,779,045	(209,933,063)
Net increase (decrease) in net assets resulting from operations	(198,735,792)	(276,760,737)
Distributions to partners from net investment income	(4,365,690)	(18,931,173)
Affiliated share transactions Proceeds from sales of shares	6,366,190	905,908,787
Reinvestment of distributions	4,365,690	10,679,867
Cost of shares redeemed	(6,429,353)	-
Net increase (decrease) in net assets resulting from share transactions	4,302,527	916,588,654
Total increase (decrease) in net assets	(198,798,955)	620,896,744

Net Assets
Beginning of period	620,896,744	-
End of period	$ 422,097,789	$ 620,896,744
Other Information Shares
Sold	137,956	9,126,116
Issued in reinvestment of distributions	95,314	125,026
Redeemed	(146,485)	-
Net increase (decrease)	86,785	9,251,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 67.12	$ 100.00
Income from Investment Operations
Net investment income (loss) D	.58	2.22
Net realized and unrealized gain (loss)	(22.03)	(33.01)
Total from investment operations	(21.45)	(30.79)
Distributions to partners from net investment income	(.47)	(2.09)
Net asset value, end of period	$ 45.20	$ 67.12
Total Return B, C	(31.96)%	(31.24)%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A	.03% A
Expenses net of fee waivers, if any	.03% A	.03% A
Expenses net of all reductions	.03% A	.03% A
Net investment income (loss)	2.37% A	3.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 422,098	$ 620,897
Portfolio turnover rate F	108% A	75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,044,395
Unrealized depreciation	(208,780,799)
Net unrealized appreciation (depreciation)	$ (198,736,404)
Cost for federal income tax purposes	$ 639,684,222

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $267,841,033 and $249,693,914, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $773 for the period.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $159,467.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,500.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2009